UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

32.4%	Fixed-Rate Securities	2,206,056,844	2,206,056,844
66.1%	Variable-Rate Securities	4,498,311,635	4,498,311,635

98.5%	Total Investments	6,704,368,479	6,704,368,479
1.5%	Other Assets and Liabilities, Net		104,608,420

100.0%	Net Assets		6,808,976,899

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 32.4% of net assets

California 32.4%
ABAG Finance Auth
RB (Sharp HealthCare) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	16,750,000	16,750,000

Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A (LOC: Union Bank, NA)		0.15%		05/07/13	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	29,775,000	29,775,000

Toll Bridge Sub RB Series 2010S2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	2,800,000	2,800,000

Cabrillo CCD
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	5,300,000	5,300,000

California
CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.12%		04/02/13	25,000,000	25,000,000

GO Bonds		4.13%		04/01/13	600,000	600,000

GO Bonds (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	25,945,000	25,945,000

RAN 2012-2013 Series A2		2.50%		06/20/13	88,335,000	88,740,391

California Dept of Water Resources
Power Supply RB Series 2010M		5.00%		05/01/13	7,045,000	7,073,026

California Education Notes Program
Note Participation Fiscal 2012-2013 Series A		2.00%		06/28/13	14,125,000	14,184,694

California Educational Facilities Auth
RB (Univ of Southern California) Series 2007A (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	4,735,000	4,735,000

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.21%		11/01/13	28,000,000	28,000,000

California Infrastructure & Economic Development Bank
RB (Cal ISO Corp) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	10,060,000	10,060,000

 1

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Sanford Consortium) Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	14,245,000	14,245,000

Refunding RB (J. Paul Getty Trust) Series 2007A1		2.50%		04/01/13	250,000	250,000

California School Cash Reserve Program Auth
2012-2013 Sr Bonds Series X		2.00%		10/01/13	20,000,000	20,180,967

Bonds 2012-2013 Series N		2.00%		06/03/13	9,800,000	9,829,326

Sr Bonds 2012-2013 Series B		2.00%		06/03/13	5,465,000	5,481,354

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.15%		05/02/13	3,395,000	3,395,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.16%		06/04/13	2,000,000	2,000,000

California Statewide Communities Development Auth
RB (Cottage Health) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	36,045,000	36,045,000

RB (Kaiser Permanente) Series 2004E		0.24%		06/06/13	2,500,000	2,500,000

RB (Kaiser Permanente) Series 2004E		0.24%		09/05/13	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004I		0.24%		09/09/13	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.22%		12/11/13	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004K		0.23%		08/08/13	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.25%		08/19/13	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.23%		08/08/13	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.12%		04/01/13	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2008B		0.24%		07/16/13	49,000,000	49,000,000

RB (Kaiser Permanente) Series 2008C		0.23%		12/05/13	18,195,000	18,195,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	4,925,000	4,925,000

RB (Kaiser Permanente) Series 2009B3		0.24%		06/07/13	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2009B6		0.20%		11/07/13	14,000,000	14,000,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	24,055,000	24,055,000

RB (Proposition 1A Receivables) Series 2009		4.00%		06/15/13	10,450,000	10,529,103

RB (Proposition 1A Receivables) Series 2009		5.00%		06/15/13	39,005,000	39,380,058

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	11,420,000	11,420,000

Cerritos CCD
GO Bonds Series 2012D (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	12,305,000	12,305,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	11,490,000	11,490,000

GO Refunding Bonds Series 2005		4.00%		08/01/13	150,000	151,840

Contra Costa Water District
Extendible CP		0.18%	04/03/13	10/06/13	10,880,000	10,880,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.17%	05/16/13	11/16/13	15,000,000	15,000,000

Wastewater System Sub Refunding RB Series 2007B		5.00%		06/01/13	250,000	251,929

Water System Extendible CP		0.18%	06/04/13	11/02/13	20,000,000	20,000,000

Water System Extendible CP		0.17%	05/16/13	11/16/13	20,800,000	20,800,000

Water System Extendible CP		0.15%	05/03/13	11/26/13	26,400,000	26,400,000

Water System Extendible CP		0.15%	05/21/13	11/29/13	15,000,000	15,000,000

El Camino CCD
GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.31%		06/20/13	16,375,000	16,375,000

2

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Foothill-DeAnza CCD
GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	9,840,000	9,840,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	8,325,000	8,325,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.18%		06/12/13	30,500,000	30,500,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.00%		06/01/13	11,010,000	11,097,306

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.50%		06/01/13	7,290,000	7,353,786

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.50%		06/01/13	24,885,000	25,103,448

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.63%		06/01/13	12,080,000	12,187,762

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.25%		06/01/13	18,290,000	18,472,172

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.63%		06/01/13	8,505,000	8,595,575

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.75%		06/01/13	10,880,000	10,997,763

Tobacco Settlement Asset-Backed Bonds Series 2003A3 (ESCROW)		7.88%		06/01/13	5,800,000	5,874,015

Tobacco Settlement Asset-Backed Bonds Series 2003A4 (ESCROW)		7.80%		06/01/13	5,300,000	5,366,787

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/11/13	13,145,000	13,145,000

Imperial Irrigation District
Electric & Water Systems Revenue CP Series A (LOC: Union Bank, NA)		0.17%		06/05/13	25,000,000	25,000,000

Electric System Refunding RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	15,825,000	15,825,000

Kern Cnty
TRAN 2012-2013		2.50%		06/28/13	35,000,000	35,191,796

Long Beach
TRAN 2012-2013		1.25%		09/30/13	22,330,000	22,444,330

Long Beach CCD
GO Bonds Series 20012B (LIQ: Wells Fargo Bank, NA)	a	0.30%		09/12/13	2,300,000	2,300,000

GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	25,145,000	25,145,000

Los Angeles
GO Bonds Series 2004A		4.00%		09/01/13	1,000,000	1,015,672

GO Refunding Bonds Series 1998A		5.25%		09/01/13	500,000	510,374

Wastewater System CP Revenue Notes Series A1 (LOC: Bank of New York Mellon)		0.15%		04/11/13	13,000,000	13,000,000

Wastewater System CP Revenue Notes Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.15%		04/04/13	12,000,000	12,000,000

Wastewater System CP Revenue Notes Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.15%		04/11/13	20,000,000	20,000,000

Los Angeles Cnty
TRAN 2012-2013 Series C		2.00%		06/28/13	30,000,000	30,129,879

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.12%		04/02/13	54,000,000	54,000,000

Lease Revenue CP Notes Series B (LOC: Bank of America, NA)		0.16%		04/10/13	3,700,000	3,700,000

 3

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lease Revenue CP Notes Series B (LOC: Bank of America, NA)		0.18%		04/17/13	12,500,000	12,500,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.14%		04/04/13	17,000,000	17,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.15%		04/04/13	7,000,000	7,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.14%		04/10/13	5,500,000	5,500,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.15%		04/10/13	12,500,000	12,500,000

Lease Revenue CP Notes Series D (LOC: Union Bank, NA)		0.14%		04/11/13	9,300,000	9,300,000

Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax Refunding RB Second Sr Bonds Series 2008A		4.00%		07/01/13	250,000	252,285

Sales Tax Refunding RB Second Sr Bonds Series 2009E		4.00%		07/01/13	1,125,000	1,135,531

Los Angeles County Schools Pooled Financing Program
Pooled Financing Program 2012-2013 TRAN Series C1		2.00%		09/30/13	4,000,000	4,036,196

Pooled Financing Program 2012-2013 TRAN Series C2		2.00%		01/31/14	5,000,000	5,074,757

Pooled Financing Program 2012-2013 TRAN Series C5		2.00%		11/29/13	3,000,000	3,035,028

Pooled Financing Program 2012-2013 TRAN Series C6		2.00%		12/31/13	7,000,000	7,091,575

Los Angeles Dept of Water & Power
Power System RB Series 2003A1		5.00%		07/01/13	800,000	809,583

Power System RB Series 2011A		4.00%		07/01/13	3,500,000	3,533,282

Power System RB Series 2013A	b	1.00%		07/01/13	740,000	741,421

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.30%		08/08/13	24,210,000	24,210,000

Los Angeles Harbor Dept
CP Notes Series A1,B1&C1 (LIQ: Mizuho Corporate Bank Ltd)		0.17%		05/02/13	16,000,000	16,000,000

CP Notes Series A1,B1&C1 (LIQ: Mizuho Corporate Bank Ltd)		0.17%		06/06/13	10,000,000	10,000,000

CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.17%		06/06/13	3,000,000	3,000,000

RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,725,000	9,725,000

Refunding RB Series 2006B		5.00%		08/01/13	1,000,000	1,015,787

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.17%		05/09/13	10,566,000	10,566,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.14%		05/08/13	4,700,000	4,700,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.17%		05/09/13	5,000,000	5,000,000

Lease Revenue CP Series A3 (LOC: Bank of the West)		0.17%		04/02/13	15,000,000	15,000,000

Los Angeles USD
GO Bonds Series 2003A		5.00%		07/01/13	1,275,000	1,290,007

GO Bonds Series 2006F		5.00%		07/01/13	1,000,000	1,011,886

GO Bonds Series 2007B		4.00%		07/01/13	190,000	191,738

Marin Cnty
COP Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	11,095,000	11,095,000

Marin Municipal Water District
Water RB Sub Lien Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.26%		04/11/13	10,000,000	10,000,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.22%		11/14/13	16,700,000	16,700,000

GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	17,275,000	17,275,000

Oakland
TRAN 2012-2013		1.00%		06/28/13	20,500,000	20,537,481

Orange Cnty Sanitation District
COP Series 2003 (ESCROW)		5.00%		08/01/13	9,550,000	9,704,295

Refunding Revenue Certificate Anticipation Notes Series 2012C		2.00%		10/30/13	24,000,000	24,248,164

Pasadena USD
GO Bonds Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.26%		04/18/13	11,460,000	11,460,000

Riverside Cnty
Teeter Obligation Notes Series 2012D		2.00%		10/16/13	60,000,000	60,567,857

4

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
TRAN 2012-2013 Series B		2.00%		06/28/13	20,000,000	20,086,582

Riverside Cnty Transportation Commission
CP Notes Series A (LOC: Union Bank, NA)		0.15%		04/10/13	10,000,000	10,000,000

CP Notes Series A (LOC: Union Bank, NA)		0.14%		04/11/13	20,000,000	20,000,000

Sacramento Municipal Utility District
CP Notes Series K1 (LOC: JPMorgan Chase Bank, NA)		0.13%		04/01/13	3,600,000	3,600,000

CP Notes Series K1 (LOC: JPMorgan Chase Bank, NA)		0.16%		06/12/13	19,500,000	19,500,000

CP Notes Series L1 (LOC: Barclays Bank Plc)		0.13%		04/11/13	5,000,000	5,000,000

CP Notes Series L1 (LOC: Barclays Bank Plc)		0.15%		05/08/13	5,000,000	5,000,000

Sacramento USD
TRAN Series 2012-2013	b	1.00%		09/26/13	30,000,000	30,104,100

San Bernardino Cnty
TRAN 2012-2013 Series A		2.00%		06/28/13	20,000,000	20,086,099

San Diego CCD
GO Bonds Series 2009 (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	13,605,000	13,605,000

GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	6,100,000	6,100,000

San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes Series A&B (LOC: Lloyds TSB Bank Plc)		0.18%		06/12/13	20,729,000	20,729,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	6,470,000	6,470,000

San Diego Cnty Water Auth
CP Series 4 (LIQ: Barclays Bank Plc)		0.14%		04/04/13	16,000,000	16,000,000

CP Series 4 (LIQ: Barclays Bank Plc)		0.15%		04/05/13	8,800,000	8,800,000

CP Series 4 (LIQ: Barclays Bank Plc)		0.15%		04/10/13	9,100,000	9,100,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.14%		04/03/13	15,000,000	15,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.13%		04/08/13	5,000,000	5,000,000

CP Series 6 (LIQ: Citibank, NA)		0.14%		04/04/13	25,000,000	25,000,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	18,100,000	18,100,000

San Diego USD
TRAN 2012-2013 Series A2		2.00%		06/28/13	12,000,000	12,051,134

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	38,265,000	38,265,000

Refunding GO Bonds Series 2008R1		5.00%		06/15/13	2,500,000	2,524,525

San Francisco Airport Commission
Refunding RB Second Series 2011A		4.00%		05/01/13	2,800,000	2,808,484

Second Series Refunding RB Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	9,995,000	9,995,000

Second Series Refunding RB Series 2009C2		4.00%		05/01/13	2,185,000	2,191,713

Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	13,065,000	13,065,000

Second Series Refunding RB Series 29B		5.25%		05/01/13	2,000,000	2,007,804

Sub CP Notes Series A2&B2 (LOC: Barclays Bank Plc)		0.14%		04/05/13	3,700,000	3,700,000

Sub CP Notes Series A2&B2 (LOC: Barclays Bank Plc)		0.16%		05/08/13	15,600,000	15,600,000

Sub CP Notes Series A2&B2 (LOC: Barclays Bank Plc)		0.17%		05/08/13	25,570,000	25,570,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.18%		06/04/13	18,756,000	18,756,000

San Francisco Finance Corp
Equipment Lease RB Series 2011A		3.00%		10/01/13	1,980,000	2,005,870

San Jose-Evergreen CCD
GO Refunding Bonds Series 2004C		5.00%		09/01/13	2,000,000	2,039,557

 5

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.30%		07/25/13	10,090,000	10,090,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	16,655,000	16,655,000

GO Bonds Series 2006B (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	1,600,000	1,600,000

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a	0.27%		06/06/13	47,355,000	47,355,000

Santa Clara USD
TRAN 2012		2.00%		06/28/13	10,500,000	10,544,434

Santa Cruz Cnty
TRAN 2012-2013		2.00%		07/02/13	5,000,000	5,022,507

Santa Monica-Malibu USD
GO Bonds Series 2013D	b	0.17%		07/01/13	3,545,000	3,545,000

Southern California Metropolitan Water District
Water Refunding RB Series 2004B		5.00%		07/01/13	575,000	581,708

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.16%		04/04/13	16,195,000	16,195,000

Univ of California
General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.26%		04/04/13	15,635,000	15,635,000

General RB Series 2009Q		4.00%		05/15/13	600,000	602,705

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.15%		04/10/13	12,800,000	12,800,000

West Basin Municipal Water District
Refunding Revenue COP Series 2003A (ESCROW)		5.00%		08/01/13	3,050,000	3,098,396

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/18/13	24,095,000	24,095,000

GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	6,000,000	6,000,000

Total Fixed-Rate Securities
(Cost $2,206,056,844)						2,206,056,844

Variable-Rate Securities 66.1% of net assets

California 60.8%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.14%		04/04/13	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.12%		04/04/13	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.14%		04/04/13	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.14%		04/04/13	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.14%		04/04/13	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.30%		04/04/13	5,030,000	5,030,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.14%		04/04/13	5,790,000	5,790,000

RB (Pacific Primary) Series 2008 (LOC: Comerica Bank)		0.16%		04/04/13	4,450,000	4,450,000

Refunding RB (Eskaton Properties) Series 2008A (LOC: US Bank, NA)		0.12%		04/04/13	10,025,000	10,025,000

Refunding RB (Eskaton Properties) Series 2008B (LOC: US Bank, NA)		0.12%		04/04/13	14,500,000	14,500,000

Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.16%		04/04/13	2,950,000	2,950,000

6

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.11%		04/04/13	6,585,000	6,585,000

Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A (LOC: Fannie Mae)		0.14%		04/04/13	2,895,000	2,895,000

M/F Housing RB (Port Trinidad Apts) Series 1997C (LOC: Fannie Mae)		0.14%		04/04/13	1,640,000	1,640,000

M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.12%		04/04/13	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.13%		04/04/13	7,500,000	7,500,000

Electric System Refunding RB Series 2012A (LIQ: State Street Bank & Trust Company, NA)	a	0.13%		04/04/13	18,000,000	18,000,000

Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	2,795,000	2,795,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.13%		04/04/13	19,400,000	19,400,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.13%		04/04/13	16,985,000	16,985,000

Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	2,915,000	2,915,000

Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a,c	0.15%		04/04/13	17,231,583	17,231,583

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	7,085,000	7,085,000

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.14%		04/04/13	5,000,000	5,000,000

Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	9,880,000	9,880,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.12%		04/04/13	5,000,000	5,000,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.16%		04/04/13	7,705,000	7,705,000

California
GO Bonds Series 2003B1 (LOC: Cal St Teachers Retirement Sys; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.10%		04/04/13	30,000,000	30,000,000

GO Bonds Series 2003B2 (LOC: Cal St Teachers Retirement Sys; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)	c	0.11%		04/04/13	25,000,000	25,000,000

GO Bonds Series 2003B3 (LOC: Cal St Teachers Retirement Sys; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.12%		04/04/13	18,600,000	18,600,000

GO Bonds Series 2003B4 (LOC: Cal St Teachers Retirement Sys; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.11%		04/04/13	5,800,000	5,800,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.15%		04/04/13	24,480,000	24,480,000

California Dept of Water Resources
RB (Central Valley Water System) Series AE (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	7,150,000	7,150,000

California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group) Series 1998 (LOC: Bank of America, NA)		0.18%		04/01/13	6,000,000	6,000,000

IDRB (Calco) Series 1997 (LOC: Wells Fargo Bank, NA)		0.24%		04/04/13	800,000	800,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.12%		04/04/13	9,900,000	9,900,000

RB (Claremont McKenna College) Series 2009 (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	10,000,000	10,000,000

RB (Univ of San Francisco) Series 2003 (LOC: JPMorgan Chase Bank, NA)		0.12%		04/04/13	18,530,000	18,530,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Wells Fargo Bank, NA)		0.16%		04/04/13	10,000,000	10,000,000

California Health Facilities Financing Auth
RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.10%		04/04/13	6,725,000	6,725,000

RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.12%		04/04/13	18,200,000	18,200,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.16%	04/04/13	05/01/13	49,525,000	49,525,000

RB (Northern California Presbyterian Homes & Services) Series 2004 (LOC: Union Bank, NA)		0.12%		04/04/13	4,755,000	4,755,000

RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,150,000	5,150,000

RB (Scripps Health) Series 2012C		0.10%		04/04/13	2,300,000	2,300,000

RB (St. Joseph Health) Series 2009A (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	11,565,000	11,565,000

RB (St. Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.11%		04/04/13	11,250,000	11,250,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	19,325,000	19,325,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.13%		04/04/13	1,680,000	1,680,000

RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	6,665,000	6,665,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	22,230,000	22,230,000

Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.10%		04/04/13	1,180,000	1,180,000

Home Mortgage RB Series 2005B (LOC: Fannie Mae; Freddie Mac)		0.10%		04/04/13	12,290,000	12,290,000

Home Mortgage RB Series 2006C (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	32,265,000	32,265,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	12,500,000	12,500,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	54,490,000	54,490,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)	c	0.12%		04/04/13	6,400,000	6,400,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	35,540,000	35,540,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	23,380,000	23,380,000

Home Mortgage RB Series 2008D (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	26,230,000	26,230,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	13,545,000	13,545,000

Housing Program Bonds Series 2004A (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	24,935,000	24,935,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.16%		04/04/13	4,820,000	4,820,000

IDRB (American-De Rosa Lamp Arts) Series 1999 (LOC: Comerica Bank)		0.15%		04/04/13	4,950,000	4,950,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.30%		04/27/13	11,665,000	11,665,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.16%		04/04/13	12,750,000	12,750,000

California Pollution Control Financing Auth
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.20%		04/04/13	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.37%		04/04/13	3,330,000	3,330,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.37%		04/04/13	2,570,000	2,570,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	3,500,000	3,500,000

Solid Waste Disposal RB (Athens Disposal) Series 1999A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	3,685,000	3,685,000

Solid Waste Disposal RB (Athens Services) Series 2001A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	2,895,000	2,895,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.18%		04/04/13	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	3,735,000	3,735,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.20%		04/04/13	6,560,000	6,560,000

Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.37%		04/04/13	10,400,000	10,400,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.24%		04/04/13	12,705,000	12,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.18%		04/04/13	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.18%		04/04/13	8,020,000	8,020,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2000A (LOC: US Bank, NA)		0.18%		04/04/13	4,705,000	4,705,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A (LOC: US Bank, NA)		0.18%		04/04/13	5,000,000	5,000,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: Union Bank, NA)		0.19%		04/04/13	2,535,000	2,535,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.18%		04/04/13	4,885,000	4,885,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.18%		04/04/13	670,000	670,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.18%		04/04/13	19,565,000	19,565,000

Solid Waste Disposal RB (Cedar Ave Recycling & Transfer Station) Series 2003A (LOC: Cal St Teachers Retirement Sys)		0.18%		04/04/13	1,400,000	1,400,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)	c	0.18%		04/04/13	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.18%		04/04/13	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: Union Bank, NA)		0.15%		04/04/13	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: Union Bank, NA)		0.19%		04/04/13	1,595,000	1,595,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	4,090,000	4,090,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	13,025,000	13,025,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	6,570,000	6,570,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	9,820,000	9,820,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: Union Bank, NA)		0.15%		04/04/13	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: Comerica Bank)		0.16%		04/04/13	2,920,000	2,920,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.20%		04/04/13	3,800,000	3,800,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A (LOC: Bank of America, NA)		0.24%		04/04/13	1,815,000	1,815,000

Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A (LOC: Bank of America, NA)		0.24%		04/04/13	290,000	290,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Union Bank, NA)		0.19%		04/04/13	4,115,000	4,115,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.20%		04/04/13	7,550,000	7,550,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.20%		04/04/13	2,305,000	2,305,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.20%		04/04/13	3,030,000	3,030,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: Union Bank, NA)		0.19%		04/04/13	2,575,000	2,575,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2003A (LOC: Cal St Teachers Retirement Sys)		0.18%		04/04/13	845,000	845,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.16%		04/04/13	2,585,000	2,585,000

Solid Waste Disposal RB (Mottra Corp) Series 2002A (LOC: Union Bank, NA)		0.19%		04/04/13	425,000	425,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.19%		04/04/13	2,045,000	2,045,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: Union Bank, NA)		0.19%		04/04/13	2,240,000	2,240,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.18%		04/04/13	4,550,000	4,550,000

Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill) Series 2003A (LOC: Cal St Teachers Retirement Sys)		0.18%		04/04/13	1,135,000	1,135,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A (LOC: Comerica Bank)		0.20%		04/04/13	7,910,000	7,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: Union Bank, NA)		0.19%		04/04/13	2,910,000	2,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Union Bank, NA)		0.19%		04/04/13	27,800,000	27,800,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.20%		04/04/13	2,350,000	2,350,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.20%		04/04/13	710,000	710,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: Union Bank, NA)		0.15%		04/04/13	2,640,000	2,640,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: Union Bank, NA)		0.19%		04/04/13	4,245,000	4,245,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.14%		04/04/13	2,200,000	2,200,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: Union Bank, NA)		0.19%		04/04/13	1,410,000	1,410,000

Solid Waste Disposal RB (Valley Vista Services) Series 2003A (LOC: Comerica Bank)		0.20%		04/04/13	1,100,000	1,100,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.20%		04/04/13	2,205,000	2,205,000

Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.16%		04/04/13	2,500,000	2,500,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.16%		04/04/13	5,400,000	5,400,000

Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C (LOC: Comerica Bank)		0.20%		04/04/13	1,275,000	1,275,000

Solid Waste Disposal RB (Zanker Road Management) Series 2011A (LOC: Comerica Bank)		0.20%		04/04/13	2,500,000	2,500,000

Solid Waste Disposal RB (Zerep Management Corp) Series 2011A (LOC: Comerica Bank)		0.20%		04/04/13	2,810,000	2,810,000

Solid Waste Disposal RB (Zero Waste Energy Development Co) Series 2012 (LOC: Comerica Bank)		0.20%		04/04/13	6,480,000	6,480,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: Union Bank, NA)		0.15%		04/04/13	3,025,000	3,025,000

Solid Waste RB (Ratto Group of Companies) Series 2012 (LOC: Union Bank, NA)		0.19%		04/04/13	5,500,000	5,500,000

California Public Works Board
Lease RB (Univ of California) Series 2005D (LIQ: Bank of America, NA)	a	0.12%		04/04/13	11,660,000	11,660,000

Lease RB (Univ of California) Series 2011G (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	7,500,000	7,500,000

Lease Refunding RB (Univ of California) Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.10%		04/04/13	8,740,000	8,740,000

Lease Refunding RB (Univ of California) Series 2007C (LIQ: Branch Banking & Trust Co)	a	0.10%		04/04/13	11,040,000	11,040,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.14%		04/04/13	1,260,000	1,260,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.15%		04/04/13	4,890,000	4,890,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.14%		04/04/13	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.15%		04/04/13	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.12%		04/04/13	8,895,000	8,895,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.13%		04/04/13	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.15%		04/04/13	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.14%		04/04/13	29,990,000	29,990,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.12%		04/04/13	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.12%		04/04/13	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.12%		04/04/13	10,000,000	10,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.12%		04/04/13	7,000,000	7,000,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.12%		04/04/13	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.12%		04/04/13	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.13%		04/04/13	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.12%		04/04/13	7,550,000	7,550,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.13%		04/04/13	3,620,000	3,620,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.12%		04/04/13	16,650,000	16,650,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.15%		04/04/13	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.12%		04/04/13	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.14%		04/04/13	9,100,000	9,100,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.15%		04/04/13	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.14%		04/04/13	6,070,000	6,070,000

M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.14%		04/04/13	12,750,000	12,750,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.12%		04/04/13	6,500,000	6,500,000

RB (Kaiser Permanente) Series 2004L		0.12%		04/04/13	9,500,000	9,500,000

RB (Kaiser Permanente) Series 2004M		0.11%		04/04/13	13,700,000	13,700,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.13%		04/04/13	4,950,000	4,950,000

RB (Plan Nine Partners) Series 2005A (LOC: Union Bank, NA)		0.15%		04/04/13	5,300,000	5,300,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.15%		04/04/13	6,300,000	6,300,000

RB (Univ Retirement Community at Davis) Series 2008 (LOC: Bank of America, NA)		0.18%		04/01/13	5,925,000	5,925,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.12%		04/04/13	2,175,000	2,175,000

Chino Basin Regional Financing Auth
RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	8,040,000	8,040,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	9,995,000	9,995,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		04/04/13	15,040,000	15,040,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.18%		04/04/13	13,630,000	13,630,000

GO Bonds Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	12,095,000	12,095,000

Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A (LOC: Bank of America, NA)		0.16%		04/04/13	46,900,000	46,900,000

M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.12%		04/04/13	26,200,000	26,200,000

Contra Costa Water District
Water Refunding RB Series N (LIQ: Bank of America, NA)	a	0.12%		04/04/13	8,975,000	8,975,000

Dublin Housing Auth
M/F Housing RB (Park Sierra At Iron Horse Trail) Series 1998A (LOC: Freddie Mac)		0.15%		04/04/13	28,700,000	28,700,000

12

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	32,690,000	32,690,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)		0.10%		04/04/13	9,300,000	9,300,000

Water System Refunding RB Series 2008A3 (LIQ: US Bank, NA)		0.10%		04/04/13	10,000,000	10,000,000

Water System Refunding RB Series 2009A1		0.12%	04/04/13	12/03/13	10,000,000	10,000,000

Water System Refunding RB Series 2009A2		0.12%	04/04/13	02/28/14	13,000,000	13,000,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.12%		04/04/13	35,000,000	35,000,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.12%		04/04/13	9,760,000	9,760,000

Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.13%		04/04/13	49,500,000	49,500,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.14%	04/04/13	07/19/13	15,000,000	15,000,000

El Cajon
M/F Housing RB (Park-Mollison & Madison Apts) Series 1998 (LOC: Federal Home Loan Bank)		0.15%		04/04/13	4,300,000	4,300,000

El Camino CCD
GO Bonds Series 2006B (LIQ: Bank of America, NA)	a	0.12%		04/04/13	9,485,000	9,485,000

El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.12%		04/04/13	7,690,000	7,690,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	25,720,000	25,720,000

Refunding COP Series 2011A (LOC: Union Bank, NA)		0.15%		04/04/13	9,970,000	9,970,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)		0.15%		04/04/13	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.13%		04/04/13	6,900,000	6,900,000

Escondido USD
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	24,870,000	24,870,000

Foothill-DeAnza CCD
GO Bonds Series 2006C (LOC: Deutsche Bank AG)	a	0.14%		04/04/13	11,330,000	11,330,000

GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.12%		04/04/13	9,487,000	9,487,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.12%		04/04/13	14,805,000	14,805,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	24,410,000	24,410,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.12%		04/04/13	4,500,000	4,500,000

GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	2,500,000	2,500,000

Fremont USD
GO Bonds Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	5,000,000	5,000,000

Fresno
Sewer System RB Series 2008A (LIQ: Citibank, NA)	a	0.14%		04/04/13	10,000,000	10,000,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	7,000,000	7,000,000

Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	3,275,000	3,275,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.16%		04/04/13	7,525,000	7,525,000

GO Bonds Series 2010B (LIQ: Citibank, NA)	a	0.13%		04/04/13	4,000,000	4,000,000

GO Bonds Series 2010B (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	5,000,000	5,000,000

Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.12%		04/04/13	13,915,000	13,915,000

M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.15%		04/04/13	9,500,000	9,500,000

Hesperia Public Financing Authority
RB Series 2004 (LOC: Bank of America, NA)		0.20%		04/04/13	3,800,000	3,800,000

 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.15%		04/04/13	9,500,000	9,500,000

Irvine
Limited Obligation Improvement Bonds (Assessment District No. 93-14) Series 2000 (LOC: Sumitomo Mitsui Banking Corp)		0.10%		04/04/13	22,000,000	22,000,000

Long Beach CCD
GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.12%		04/04/13	5,000,000	5,000,000

GO Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	3,000,000	3,000,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	6,665,000	6,665,000

GO Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	7,750,000	7,750,000

Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.20%		04/04/13	4,960,000	4,960,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.13%		04/04/13	4,500,000	4,500,000

Wastewater System Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,710,000	5,710,000

Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	6,665,000	6,665,000

Los Angeles CCD
GO Bonds Series 2006E (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,785,000	4,785,000

GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,665,000	6,665,000

GO Refunding Bonds Series 2005A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	9,575,000	9,575,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.12%		04/04/13	11,000,000	11,000,000

M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.12%		04/04/13	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.14%		04/04/13	14,200,000	14,200,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.14%		04/04/13	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,910,000	7,910,000

First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.16%	04/04/13	08/01/13	17,900,000	17,900,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: Fannie Mae)		0.15%		04/04/13	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	23,395,000	23,395,000

Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.19%		04/04/13	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	14,685,000	14,685,000

Airport Sr RB Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,925,000	7,925,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.11%		04/04/13	17,440,000	17,440,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.15%		04/04/13	32,625,000	32,625,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,665,000	4,665,000

14

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Dept of Water & Power
Power System RB Series 2002A5 (LIQ: Barclays Bank Plc)		0.10%		04/04/13	20,000,000	20,000,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.13%		04/04/13	52,650,000	52,650,000

Power System RB Series 2005A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,875,000	7,875,000

Power System RB Series 2005A2&2007A2 (LIQ: Bank of America, NA)	a	0.12%		04/04/13	2,630,000	2,630,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	10,255,000	10,255,000

Power System RB Series 2007A2 (LIQ: Bank of America, NA)	a	0.16%		04/04/13	3,690,000	3,690,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.15%		04/04/13	8,085,000	8,085,000

Power System RB Series 2012B (LIQ: Royal Bank of Canada)	a	0.11%		04/04/13	5,000,000	5,000,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.13%		04/04/13	34,360,000	34,360,000

Water System RB Series 2006A2 (LIQ: Bank of America, NA)	a	0.12%		04/04/13	5,450,000	5,450,000

Water System RB Series 2011B1 (LIQ: Royal Bank of Canada)		0.10%		04/04/13	3,500,000	3,500,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.11%		04/04/13	22,000,000	22,000,000

Los Angeles Harbor Dept
RB Series 2006D (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	7,390,000	7,390,000

Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.17%		04/04/13	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Comerica Bank)		0.24%		04/04/13	1,630,000	1,630,000

RB (AAA Packing & Shipping) Series 2000 (LOC: Cal St Teachers Retirement Sys)		0.16%		04/04/13	3,000,000	3,000,000

RB (Green Farms) Series 2003 (LOC: Federal Home Loan Bank)		0.16%		04/04/13	2,150,000	2,150,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	13,435,000	13,435,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	7,290,000	7,290,000

GO Bonds Series 2007C (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	8,250,000	8,250,000

GO Bonds Series 2009F (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	6,565,000	6,565,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,890,000	6,890,000

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	24,775,000	24,775,000

Los Angeles Wastewater System
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.14%		04/04/13	3,000,000	3,000,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.13%		04/04/13	4,500,000	4,500,000

Napa
Water System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	10,585,000	10,585,000

Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian) Series 2008E (LOC: Northern Trust Co)		0.12%		04/04/13	12,310,000	12,310,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.18%		04/04/13	2,645,000	2,645,000

GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	6,630,000	6,630,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	8,065,000	8,065,000

Ohlone CCD
GO Bonds Series 2002B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	12,255,000	12,255,000

GO Bonds Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	4,245,000	4,245,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	6,520,000	6,520,000

 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.11%		04/04/13	6,500,000	6,500,000

Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.13%		04/04/13	1,400,000	1,400,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.13%		04/04/13	9,900,000	9,900,000

Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2012A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	10,000,000	10,000,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: Union Bank, NA)		0.12%		04/04/13	5,750,000	5,750,000

Lease RB Series 2006 (LOC: Union Bank, NA)		0.12%		04/04/13	21,445,000	21,445,000

Wastewater RB Series 2004B (LOC: Union Bank, NA)		0.12%		04/04/13	20,565,000	20,565,000

Palomar CCD
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	17,225,000	17,225,000

Palomar Pomerado Health
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	5,200,000	5,200,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	5,250,000	5,250,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.16%		04/04/13	2,750,000	2,750,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.30%		04/04/13	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.15%		04/04/13	4,485,000	4,485,000

Pittsburg Redevelopment Agency
Sub Tax Allocation Bonds (Los Medanos) Series 2004A (LOC: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.15%		04/01/13	2,000,000	2,000,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	25,890,000	25,890,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.12%		04/04/13	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.15%		04/04/13	8,915,000	8,915,000

Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.15%		04/04/13	10,890,000	10,890,000

Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.19%		04/04/13	5,940,000	5,940,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)		0.12%		04/04/13	19,920,000	19,920,000

Limited Sales Tax RB Series 2009C (LIQ: JPMorgan Chase Bank, NA)		0.12%		04/04/13	13,570,000	13,570,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	7,730,000	7,730,000

Sacramento Cnty
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.12%		04/04/13	7,255,000	7,255,000

Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.15%		04/04/13	14,000,000	14,000,000

16

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.13%		04/04/13	16,500,000	16,500,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.15%		04/04/13	24,000,000	24,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.16%		04/04/13	17,530,000	17,530,000

Sacramento Cnty Sanitation District Financing Auth
RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	4,750,000	4,750,000

Sub Lien RB Series 2000C (LOC: Bank of America, NA)		0.11%		04/04/13	1,845,000	1,845,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) Series 2002G (LOC: Fannie Mae)		0.14%		04/04/13	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.18%		04/04/13	10,000,000	10,000,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.12%		04/04/13	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.12%		04/04/13	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.12%		04/04/13	5,150,000	5,150,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.11%		04/04/13	5,000,000	5,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.23%		04/04/13	18,610,000	18,610,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.32%		04/04/13	7,500,000	7,500,000

GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		04/04/13	13,660,000	13,660,000

San Diego CCD
GO Bonds Series 2005 (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	3,100,000	3,100,000

GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,000,000	4,000,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	2,500,000	2,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.12%		04/04/13	7,620,000	7,620,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.11%		04/04/13	48,005,000	48,005,000

Limited Sales Tax RB Series 2008D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.10%		04/04/13	36,920,000	36,920,000

Limited Sales Tax RB Series 2012A (LIQ: Citibank, NA)	a	0.13%		04/04/13	8,000,000	8,000,000

Sales Tax RB (Limited Tax) Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.11%		04/04/13	12,500,000	12,500,000

San Diego Cnty Water Auth
Water Revenue COP Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	8,710,000	8,710,000

Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.12%		04/04/13	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,300,000	5,300,000

San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.14%		04/04/13	12,000,000	12,000,000

M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.15%		04/04/13	5,845,000	5,845,000

 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Diego USD
GO Refunding Bonds Series G1&C2 (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	5,990,000	5,990,000

San Francisco
GO Refunding Bonds (Laguna Honda Hospital) Series 2008R3 (LIQ: Bank of America, NA)	a	0.12%		04/04/13	6,780,000	6,780,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.13%		04/04/13	28,300,000	28,300,000

M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.14%		04/04/13	3,750,000	3,750,000

San Francisco Airport Commission
Second Series Refunding RB Series 2010A1 (LOC: JPMorgan Chase Bank, NA)		0.11%		04/04/13	3,375,000	3,375,000

Second Series Refunding RB Series 2010A3 (LOC: JPMorgan Chase Bank, NA)		0.12%		04/04/13	30,000,000	30,000,000

Second Series Refunding RB Series 37C (LOC: Union Bank, NA)		0.12%		04/04/13	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	13,400,000	13,400,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,125,000	6,125,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.16%		04/04/13	7,500,000	7,500,000

San Francisco Public Utilities Commission
Water System RB Series 2011A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	17,845,000	17,845,000

Water System RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	15,660,000	15,660,000

San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	40,815,000	40,815,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.13%		04/04/13	6,795,000	6,795,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.14%		04/04/13	2,000,000	2,000,000

San Jose Financing Auth
Lease RB (Civic Center) Series 2002B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.13%		04/04/13	24,010,000	24,010,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.12%		04/04/13	13,390,000	13,390,000

San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	10,280,000	10,280,000

Limited Tax Refunding Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		04/04/13	5,000,000	5,000,000

San Mateo UHSD
GO Bonds Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	5,000,000	5,000,000

San Pablo Redevelopment Agency
Sub Tax Allocation Bonds Series 2006 (LOC: Union Bank, NA)		0.15%		04/01/13	700,000	700,000

Santa Clara Cnty
GO Bonds Series 2009A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	25,260,000	25,260,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: Union Bank, NA)		0.22%		04/04/13	8,980,000	8,980,000

M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: Union Bank, NA)		0.17%		04/04/13	4,131,000	4,131,000

18

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.12%		04/04/13	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.11%		04/04/13	11,600,000	11,600,000

Sausalito
M/F Housing RB (Rotary Village Sr Housing) Series 2003 (LOC: Bank of the West)		0.35%		04/04/13	2,095,000	2,095,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	7,360,000	7,360,000

Southern California Metropolitan Water District
Water RB Series 2005C (LIQ: Citibank, NA)	a	0.13%		04/04/13	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,590,000	5,590,000

Water RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,000,000	5,000,000

Water Refunding RB Series 2009A1	c	0.12%	04/04/13	08/30/13	45,000,000	45,000,000

Water Refunding RB Series 2009A2		0.12%	04/04/13	03/24/14	54,660,000	54,660,000

Water Refunding RB Series 2011A1		0.12%	04/04/13	02/11/14	25,000,000	25,000,000

Water Refunding RB Series 2011A3		0.12%	04/04/13	02/11/14	24,435,000	24,435,000

Water Refunding RB Series 2011A4		0.27%	04/04/13	06/01/13	7,410,000	7,410,739

Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-1 (LOC: US Bank, NA)		0.11%		04/04/13	15,150,000	15,150,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.11%		04/04/13	4,600,000	4,600,000

Univ of California
General RB Series 2005C (LIQ: Bank of America, NA)	a	0.19%		04/04/13	7,500,000	7,500,000

General RB Series 2005G (LIQ: Citibank, NA)	a	0.13%		04/04/13	10,320,000	10,320,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.12%		04/04/13	9,550,000	9,550,000

General RB Series 2008L (LIQ: Bank of America, NA)	a	0.12%		04/04/13	5,660,000	5,660,000

General RB Series 2008L (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,800,000	4,800,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.12%		04/04/13	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.13%		04/04/13	6,665,000	6,665,000

General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,000,000	4,000,000

Limited Project RB Series 2005B (LIQ: Citibank, NA)	a	0.15%		04/04/13	17,500,000	17,500,000

Limited Project RB Series 2012G (LIQ: Barclays Bank Plc)	a	0.14%		04/04/13	8,760,000	8,760,000

Limited Project RB Series 2012G (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	8,250,000	8,250,000

Medical Center Pooled RB Series 2007B1 (LIQ: Wells Fargo Bank, NA)		0.14%		04/01/13	5,100,000	5,100,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	13,615,000	13,615,000

Victor Valley CCD
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	1,580,000	1,580,000

GO Bonds Series C (LIQ: Wells Fargo & Co)	a	0.15%		04/04/13	8,885,000	8,885,000

West Hills CCD
COP (2008 Refunding) (LOC: Union Bank, NA)		0.11%		04/04/13	5,625,000	5,625,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A (LOC: Union Bank, NA)		0.40%		04/04/13	6,145,000	6,145,000

Whittier UHSD
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	11,900,000	11,900,000

Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.16%		04/04/13	8,000,000	8,000,000

						4,134,653,322

 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Puerto Rico 1.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A & Sr Series 2009C (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	16,750,000	16,750,000

Sales Tax RB Series 2007A (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	35,623,313	35,623,313

Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	510,000	510,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.15%		04/04/13	3,300,000	3,300,000

Sales Tax RB Sr Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,175,000	6,175,000

Sales Tax RB Sr Series 2011C (LIQ: Royal Bank of Canada)	a	0.13%		04/04/13	7,000,000	7,000,000

						69,358,313

Other Investments 4.3%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.21%		04/04/13	17,700,000	17,700,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Citibank, NA)	a	0.20%		04/04/13	30,000,000	30,000,000

Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.30%		04/04/13	50,300,000	50,300,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.30%		04/04/13	55,000,000	55,000,000

Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.21%		04/04/13	29,600,000	29,600,000

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.23%		04/04/13	29,800,000	29,800,000

Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.20%		04/04/13	15,000,000	15,000,000

Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.20%		04/04/13	31,000,000	31,000,000

Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.20%		04/04/13	35,900,000	35,900,000

						294,300,000

Total Variable-Rate Securities
(Cost $4,498,311,635)						4,498,311,635

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $6,704,368,479.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,761,081,896 or 40.6% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

20

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

 21

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47704MAR13

22

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

42.5%	Fixed-Rate Securities	65,066,741	65,066,741
57.0%	Variable-Rate Securities	87,272,000	87,272,000

99.5%	Total Investments	152,338,741	152,338,741
0.5%	Other Assets and Liabilities, Net		751,147

100.0%	Net Assets		153,089,888

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 42.5% of net assets

California 42.5%
California
Economic Recovery Bonds Series 2004A		4.00%		07/01/13	785,000	792,189

RAN 2012-2013 Series A2		2.50%		06/20/13	1,700,000	1,707,721

California Dept of Water Resources
Power Supply RB Series 2010M		5.00%		05/01/13	3,000,000	3,012,036

California Infrastructure & Economic Development Bank
Refunding RB (J. Paul Getty Trust) Series 2007A1		2.50%		04/01/13	4,420,000	4,420,000

California School Cash Reserve Program Auth
Sr Bonds 2012-2013 Series B		2.00%		06/03/13	810,000	812,424

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	4,620,000	4,620,000

RB (Kaiser Permanente) Series 2009B2		0.22%		10/10/13	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	1,995,000	1,995,000

RB (Proposition 1A Receivables) Series 2009		4.00%		06/15/13	185,000	186,385

RB (Proposition 1A Receivables) Series 2009		5.00%		06/15/13	3,180,000	3,210,429

Contra Costa Water District
Extendible CP		0.18%	04/03/13	10/06/13	1,620,000	1,620,000

East Bay Municipal Utility District
Wastewater System Sub Refunding RB Series 2007B		5.00%		06/01/13	400,000	403,110

Water System Extendible CP		0.17%	05/16/13	11/16/13	1,000,000	1,000,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.00%		06/01/13	1,305,000	1,315,302

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.50%		06/01/13	2,440,000	2,461,259

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.63%		06/01/13	365,000	368,267

 1

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.25%		06/01/13	290,000	292,852

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.63%		06/01/13	1,185,000	1,197,656

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.75%		06/01/13	2,965,000	2,997,067

Tobacco Settlement Asset-Backed Bonds Series 2003A2 (ESCROW)		7.90%		06/01/13	1,000,000	1,012,774

Los Angeles
GO Bonds Series 2004A		4.00%		09/01/13	750,000	761,469

Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax Refunding RB Second Sr Bonds Series 2009E		4.00%		07/01/13	1,000,000	1,009,273

Sales Tax Refunding RB Second Sr Series 2003A		5.25%		07/01/13	150,000	151,797

Los Angeles Dept of Water & Power
Power System RB Series 2003A1		5.00%		07/01/13	900,000	910,392

Power System RB Series 2011A		4.00%		07/01/13	1,350,000	1,362,463

Los Angeles Harbor Dept
CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.17%		06/06/13	2,000,000	2,000,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.17%		05/09/13	3,000,000	3,000,000

Los Angeles USD
GO Bonds Series 2003A		5.00%		07/01/13	965,000	976,330

GO Bonds Series 2006F		5.00%		07/01/13	100,000	101,122

GO Bonds Series 2007B		4.00%		07/01/13	250,000	252,266

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.22%		11/14/13	455,000	455,000

Orange Cnty Sanitation District
Refunding Revenue Certificate Anticipation Notes Series 2012C		2.00%		10/30/13	1,000,000	1,010,340

San Diego Cnty Water Auth
CP Series 4 (LIQ: Barclays Bank Plc)		0.15%		04/05/13	1,200,000	1,200,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	2,000,000	2,000,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	530,000	530,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.30%		07/25/13	215,000	215,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	380,000	380,000

Santa Clara USD
TRAN 2012		2.00%		06/28/13	500,000	502,116

Southern California Metropolitan Water District
Water Refunding RB Series 2004B		5.00%		07/01/13	460,000	465,364

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.16%		04/04/13	3,900,000	3,900,000

Univ of California
General RB Series 2003A		4.00%		05/15/13	475,000	477,061

General RB Series 2003A (ESCROW)		4.00%		05/15/13	35,000	35,152

General RB Series 2007J		5.00%		05/15/13	875,000	880,021

General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.26%		04/04/13	3,665,000	3,665,000

General RB Series 2009O		5.00%		05/15/13	250,000	251,440

General RB Series 2009Q		4.00%		05/15/13	150,000	150,664

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/18/13	4,000,000	4,000,000

Total Fixed-Rate Securities
(Cost $65,066,741)						65,066,741

2

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 57.0% of net assets

California 53.5%
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.14%		04/04/13	2,575,000	2,575,000

Anaheim Public Financing Auth
Electric System Refunding RB Series 2012A (LIQ: State Street Bank & Trust Company, NA)	a	0.13%		04/04/13	2,000,000	2,000,000

Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	2,700,000	2,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	2,085,000	2,085,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.16%		04/04/13	1,305,000	1,305,000

California
GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.11%		04/01/13	100,000	100,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.15%		04/04/13	2,220,000	2,220,000

California Health Facilities Financing Auth
RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.13%		04/04/13	2,100,000	2,100,000

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Comerica Bank)		0.21%		04/04/13	3,230,000	3,230,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.17%		04/04/13	1,915,000	1,915,000

California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.15%		04/04/13	2,270,000	2,270,000

Chaffey CCD
GO Bonds Series 2005B (LIQ: Bank of America, NA)	a	0.19%		04/04/13	6,600,000	6,600,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		04/04/13	1,225,000	1,225,000

East Bay Municipal Utility District
Water System Refunding RB Series 2009A1		0.12%	04/04/13	12/03/13	1,000,000	1,000,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.12%		04/04/13	240,000	240,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.15%		04/04/13	1,215,000	1,215,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.12%		04/04/13	242,000	242,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.12%		04/04/13	355,000	355,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	1,200,000	1,200,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	1,200,000	1,200,000

Hesperia Public Financing Authority
RB Series 2004 (LOC: Bank of America, NA)		0.20%		04/04/13	2,055,000	2,055,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.13%		04/04/13	2,240,000	2,240,000

Los Angeles
Wastewater System Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	500,000	500,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.15%		04/04/13	3,000,000	3,000,000

 3

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.16%	04/04/13	08/01/13	1,990,000	1,990,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	2,160,000	2,160,000

Los Angeles Dept of Water & Power
Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,600,000	4,600,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.13%		04/04/13	750,000	750,000

Los Angeles USD
GO Bonds Series 2009D&2009I (LIQ: Citibank, NA)	a	0.15%		04/04/13	400,000	400,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.18%		04/04/13	5,240,000	5,240,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.15%		04/04/13	1,000,000	1,000,000

Sacramento Transportation Auth
Limited Sales Tax RB Series 2009A (LIQ: Wells Fargo Bank, NA)		0.11%		04/04/13	2,600,000	2,600,000

San Diego CCD
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.14%		04/04/13	3,125,000	3,125,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	3,500,000	3,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.12%		04/04/13	890,000	890,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	1,000,000	1,000,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.13%		04/04/13	1,800,000	1,800,000

San Francisco Airport Commission
Second Series Refunding RB Series 37C (LOC: Union Bank, NA)		0.12%		04/04/13	1,300,000	1,300,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.13%		04/04/13	3,980,000	3,980,000

San Pablo Redevelopment Agency
Sub Tax Allocation Bonds Series 2006 (LOC: Union Bank, NA)		0.15%		04/01/13	400,000	400,000

Southern California Metropolitan Water District
Water Refunding RB Series 2009A2		0.12%	04/04/13	03/24/14	500,000	500,000

Water Refunding RB Series 2011A2		0.27%	04/04/13	06/01/13	600,000	600,000

Sunnyvale
Refunding COP Series 2009A (LOC: Union Bank, NA)		0.12%		04/04/13	2,510,000	2,510,000

						81,917,000

Puerto Rico 3.5%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	3,600,000	3,600,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.15%		04/04/13	1,755,000	1,755,000

						5,355,000

Total Variable-Rate Securities
(Cost $87,272,000)						87,272,000

End of Investments.

At 03/31/2013, the tax basis cost of the fund’s investments was $152,338,741.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $72,312,000 or 47.2% of net assets.

4

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

 5

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47705MAR13

6

The Charles Schwab Family of Funds
Schwab Municipal Money Fund®

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

30.0%	Fixed-Rate Securities	4,117,666,992	4,117,666,992
69.1%	Variable-Rate Securities	9,485,909,722	9,485,909,722

99.1%	Total Investments	13,603,576,714	13,603,576,714
0.9%	Other Assets and Liabilities, Net		125,515,835

100.0%	Net Assets		13,729,092,549

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 30.0% of net assets

Alabama 0.4%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	12,652,000	12,652,000

Auburn Univ
General Fee RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	8,625,000	8,625,000

Huntsville Health Care Auth
CP		0.17%		05/21/13	22,500,000	22,500,000

CP		0.18%		06/10/13	15,000,000	15,000,000

						58,777,000

Alaska 0.6%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.26%		07/25/13	27,085,000	27,085,000

State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	10,515,000	10,515,000

Alaska Industrial Development & Export Auth
RB (Providence Health & Services) Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	8,680,000	8,680,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Company, NA)		0.37%		06/01/13	13,000,000	13,000,000

North Slope Borough
GO Bonds Series 2004A		0.22%		06/30/13	3,450,000	3,448,114

GO Bonds Series 2009A		5.00%		06/30/13	900,000	910,565

GO Bonds Series 2011B		3.00%		06/30/13	2,850,000	2,869,717

GO Bonds Series 2012A		1.00%		06/30/13	7,700,000	7,714,614

						74,223,010

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Arizona 0.7%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	10,255,000	10,255,000

Arizona Health Facilities Auth
RB (Banner Health) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	24,775,000	24,775,000

Phoenix Civic Improvement Corp
Wastewater System Revenue BAN Series 2009 (LOC: Bank of America, NA)		0.15%		04/03/13	23,000,000	23,000,000

Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	11,210,000	11,210,000

GO Bonds Series 2012A		1.00%		07/01/13	5,000,000	5,009,456

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.27%		06/06/13	24,820,000	24,820,000

						99,069,456

Arkansas 0.1%
Univ of Arkansas
Facilities RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.27%		06/06/13	14,220,000	14,220,000

California 5.8%
Cabrillo CCD
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	3,620,000	3,620,000

California
GO Refunding Bonds		3.00%		09/01/13	3,440,000	3,479,836

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.27%		05/30/13	13,500,000	13,500,000

RAN 2012-2013 Series A2		2.50%		06/20/13	119,930,000	120,482,109

California Education Notes Program
Note Participation Fiscal 2012-2013 Series A		2.00%		06/28/13	6,125,000	6,151,204

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.23%		04/03/13	29,000,000	29,000,000

RB (Kaiser Permanente) Series 2006E		0.21%		11/01/13	3,500,000	3,500,000

California School Cash Reserve Program Auth
Bonds 2012-2013 Series L		2.00%		06/03/13	8,200,000	8,224,815

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.24%		06/06/13	15,800,000	15,800,000

RB (Kaiser Permanente) Series 2004E		0.25%		08/05/13	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.24%		09/05/13	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.24%		09/09/13	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2004I		0.22%		12/11/13	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004K		0.23%		08/08/13	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2006D		0.23%		04/04/13	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.12%		04/01/13	30,000,000	30,000,000

RB (Kaiser Permanente) Series 2008B		0.24%		07/16/13	4,000,000	4,000,000

RB (Kaiser Permanente) Series 2008C		0.23%		12/05/13	27,805,000	27,805,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	21,300,000	21,300,000

RB (Kaiser Permanente) Series 2009B2		0.22%		10/10/13	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2009B3		0.24%		06/07/13	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B5		0.24%		05/07/13	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2009B6		0.24%		05/07/13	1,500,000	1,500,000

RB (Kaiser Permanente) Series 2009B6		0.20%		11/07/13	31,000,000	31,000,000

RB (Proposition 1A Receivables) Series 2009		4.00%		06/15/13	775,000	780,748

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Proposition 1A Receivables) Series 2009		5.00%		06/15/13	5,550,000	5,603,593

Coast CCD
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.30%		08/01/13	24,500,000	24,500,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.00%		06/01/13	600,000	604,676

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.63%		06/01/13	415,000	418,630

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.63%		06/01/13	805,000	813,392

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/11/13	9,690,000	9,690,000

Kern Cnty
TRAN 2012-2013		2.50%		06/28/13	35,000,000	35,191,796

Long Beach CCD
GO Bonds Series 20012B (LIQ: Wells Fargo Bank, NA)	a	0.30%		09/12/13	5,750,000	5,750,000

Los Angeles
TRAN Series 2012D		2.00%		05/30/13	20,000,000	20,057,835

TRAN Series 2012E		2.00%		06/27/13	40,000,000	40,169,255

Los Angeles Cnty
TRAN 2012-2013 Series C		2.00%		06/28/13	35,980,000	36,135,768

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series B (LOC: Bank of America, NA)		0.16%		04/11/13	9,100,000	9,100,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	19,710,000	19,710,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	8,425,000	8,425,000

Marin CCD
GO Bonds Series D (LIQ: Wells Fargo Bank, NA)	a	0.27%		06/06/13	15,525,000	15,525,000

Marin Municipal Water District
Water RB Sub Lien Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.26%		04/11/13	10,000,000	10,000,000

Mt. Diablo USD
GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	10,000,000	10,000,000

Oakland
TRAN 2012-2013		1.00%		06/28/13	20,000,000	20,036,496

Riverside Cnty
TRAN 2012-2013 Series B		2.00%		06/28/13	20,000,000	20,086,582

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	6,000,000	6,000,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.30%		07/25/13	235,000	235,000

Santa Cruz Cnty
TRAN 2012-2013		2.00%		07/02/13	5,000,000	5,022,507

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	14,025,000	14,025,000

						796,144,242

Colorado 0.5%
Aurora
First Lien Sewer RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.27%		06/06/13	14,985,000	14,985,000

Broomfield
Sales & Use Tax Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/25/13	16,530,000	16,530,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Colorado
COP Series 2012H (LIQ: Wells Fargo Bank, NA)	a	0.27%		06/06/13	25,245,000	25,245,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B1 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	6,015,000	6,015,000

Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.30%		07/25/13	9,205,000	9,205,000

						71,980,000

District of Columbia 0.3%
District of Columbia
Income Tax Secured RB Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	15,980,000	15,980,000

Metropolitan Washington Airports Auth
Airport System Revenue CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.13%		04/01/13	28,890,000	28,890,000

						44,870,000

Florida 1.1%
Cape Coral
Water & Sewer Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	10,100,000	10,100,000

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	7,200,000	7,200,000

Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	7,260,000	7,260,000

Florida Ports Financing Commission
Refunding RB Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	8,815,000	8,815,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	5,680,000	5,680,000

Public Education Capital Outlay Refunding Bonds Series 2011A		5.00%		06/01/13	2,000,000	2,015,835

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2010B		5.00%		10/01/13	1,250,000	1,279,400

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,580,000	9,580,000

Jacksonville
Sales Tax Refunding RB Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	10,700,000	10,700,000

Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	5,360,000	5,360,000

Lakeland
Energy System Refunding RB Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	26,770,000	26,770,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.27%		06/06/13	28,365,000	28,365,000

Sunshine State Government Financing Commission
CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.18%		05/09/13	11,625,000	11,625,000

CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.19%		06/07/13	10,000,000	10,000,000

						144,750,235

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Georgia 0.5%
Coweta Cnty Development Auth
RB (Piedmont Healthcare) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	29,775,000	29,775,000

DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.30%		08/08/13	12,395,000	12,395,000

Georgia
GO Refunding Bonds Series 2005B		5.00%		07/01/13	1,000,000	1,011,867

Valdosta & Lowndes Cnty Hospital Auth
Revenue Certificates (South Georgia Medical Center) Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.19%		08/15/13	27,475,000	27,475,000

						70,656,867

Hawaii 0.1%
Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	14,590,000	14,590,000

Idaho 0.1%
Idaho Housing & Finance Assoc
Unemployment Compensation RB Series 2011		5.00%		08/15/13	7,165,000	7,291,645

Illinois 0.9%
Chicago
CP Notes Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.23%		06/05/13	25,685,000	25,685,000

Sales Tax RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	21,720,000	21,720,000

Wastewater Transmission Second Lien RB Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.31%		06/20/13	8,995,000	8,995,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003C		0.25%		04/19/13	7,325,000	7,325,000

RB (Advocate Health Care Network) Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	4,995,000	4,995,000

RB (Central DuPage Health) Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	19,340,000	19,340,000

RB (Univ of Chicago) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	13,230,000	13,230,000

Refunding RB (Univ of Chicago Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	8,500,000	8,500,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.30%		08/29/13	17,380,000	17,380,000

						127,170,000

Indiana 1.9%
Indiana Finance Auth
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	14,705,000	14,705,000

IDRB (Midwest Fertilizer Corp) Series 2012 (ESCROW)		0.20%		07/01/13	175,000,000	175,006,737

RB (Community Health Network) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	12,425,000	12,425,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	24,090,000	24,090,000

Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2005A1		5.00%		05/01/13	4,105,000	4,121,079

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Indianapolis Local Public Improvement Bond Bank
Waterworks Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.25%		10/17/13	14,545,000	14,545,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	7,950,000	7,950,000

						252,842,816

Iowa 0.9%
Iowa Finance Auth
Midwestern Disaster Area RB (Iowa Fertilizer Co) Series 2012 (ESCROW)		0.18%		04/12/13	126,000,000	126,000,010

Louisiana 0.7%
Lake Charles Harbor & Terminal District
RB (Lake Charles Clean Energy) Series 2012 (ESCROW)		0.19%		07/01/13	55,000,000	55,000,000

Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.26%		07/25/13	27,215,000	27,215,000

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		1.00%		03/17/14	18,500,000	18,500,000

						100,715,000

Maryland 0.1%
Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.26%		04/04/13	8,880,000	8,880,000

Maryland Economic Development Corp
Lease RB Series 2003 (ESCROW)		5.38%		06/01/13	5,000,000	5,042,871

						13,922,871

Massachusetts 0.4%
Dracut
GO BAN		1.50%		07/19/13	5,100,000	5,120,345

Holyoke
GO BAN		1.25%		11/14/13	6,523,705	6,562,208

Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.15%		06/05/13	13,625,000	13,625,000

Massachusetts Development Finance Agency
RB (Worcester Polytechnic Institue) Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	9,000,000	9,000,000

Melrose
GO BAN		1.25%		11/15/13	2,950,000	2,968,556

Quincy
GO BAN		1.25%		09/13/13	9,250,000	9,288,743

Uxbridge
GO BAN		1.25%		10/18/13	1,000,000	1,005,518

Worcester
BAN		1.50%		11/07/13	6,000,000	6,045,715

						53,616,085

Michigan 0.3%
Michigan Finance Auth
State Aid Revenue Notes Series 2012B2 (LOC: JPMorgan Chase Bank, NA)		2.00%		08/20/13	41,200,000	41,474,482

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Minnesota 0.6%
Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	10,195,000	10,195,000

Minnesota Tax & Aid Anticipation Borrowing Program
COP Aid Anticipation Series 2012A		2.00%		09/10/13	40,000,000	40,312,626

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.30%		10/10/13	27,120,000	27,120,000

						77,627,626

Mississippi 0.2%
Medical Center Educational Building Corp
RB (Univ Mississippi Medical Center) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	10,740,000	10,740,000

Mississippi State Univ Educational Building Corp
Educational Extendable CP Series A		0.20%	05/03/13	12/01/13	18,000,000	18,000,000

						28,740,000

Nebraska 0.1%
Nebraska Public Power District
General RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	15,640,000	15,640,000

Nevada 0.7%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	45,155,000	45,155,000

Limited Tax GO Bond Bank Bonds Series 2006 (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	17,420,000	17,420,000

Las Vegas Valley Water District
Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.17%		05/07/13	33,595,000	33,595,000

						96,170,000

New Jersey 0.7%
East Brunswick
BAN		1.50%		04/10/13	9,935,000	9,937,190

Fort Lee Borough
BAN Series 2012		0.75%		08/16/13	2,470,000	2,473,875

Hudson Cnty
BAN		1.00%		12/06/13	9,000,000	9,029,306

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2012L1		2.00%		06/05/13	3,300,000	3,306,700

New Jersey Economic Development Auth
RB (Chambers Co-Generation LP) Series 1991 (LOC: BNP Paribas)		0.25%		04/05/13	21,600,000	21,600,000

RB (Chambers Co-Generation LP) Series 1991 (LOC: BNP Paribas)		0.25%		04/17/13	28,400,000	28,400,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	6,940,000	6,940,000

Parsippany-Troy Hills Township
BAN Series 2012		0.75%		10/04/13	4,800,000	4,812,181

Stafford Township
BAN 2012		1.50%		05/21/13	6,000,000	6,009,412

						92,508,664

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Mexico 0.1%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	5,710,000	5,710,000

New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	10,615,000	10,615,000

						16,325,000

New York 3.4%
Commack UFSD
BAN 2012		0.75%		09/13/13	12,586,515	12,615,419

Islip UFSD
TAN 2012-2013		0.75%		06/21/13	11,500,000	11,511,972

Mattituck-Cutchogue UFSD
TAN 2012		0.75%		06/27/13	9,900,000	9,909,393

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.15%		04/05/13	34,300,000	34,300,000

New Rochelle SD
TAN 2012		0.75%		06/28/13	13,500,000	13,515,602

New York City
GO Bonds Fiscal 2009 Series I1 (GTY/LIQ: Wells Fargo & Co)	a	0.25%		10/17/13	24,385,000	24,385,000

New York City Municipal Water Finance Auth
Extendible CP Series 7		0.18%	05/08/13	12/09/13	39,000,000	39,000,000

Extendible CP Series 7		0.18%	05/07/13	12/20/13	8,660,000	8,660,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	2,435,000	2,435,000

Building Aid RB Fiscal 2013 Series S1 (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/11/13	26,610,000	26,610,000

New York Liberty Development Corp
Liberty Refunding RB (WTC Towers 3&4) Series 2011A (ESCROW)		0.25%		08/22/13	30,385,000	30,385,000

Recovery Zone RB (WTC 3) Series 2010A1 (ESCROW)		0.25%		08/22/13	50,000,000	50,000,000

New York State Power Auth
CP Series 1		0.18%	05/14/13	11/10/13	7,762,000	7,762,000

CP Series 1 & 2		0.14%		04/09/13	3,000,000	3,000,000

New York State Thruway Auth
BAN Series 2013A (LOC: Barclays Bank Plc)	b	1.00%	07/31/13	09/30/13	140,000,000	140,361,192

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series		5.25%		11/01/13	100,000	102,804

Consolidated Bonds 138th Series		5.00%		12/01/13	360,000	371,176

Consolidated Bonds 139th Series		5.00%		10/01/13	3,025,000	3,095,395

Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.25%		11/07/13	18,840,000	18,840,000

Sachem CSD at Holbrook
TAN 2012-2013		1.00%		06/20/13	10,000,000	10,015,730

Tonawanda
BAN 2012		0.75%		09/05/13	12,100,000	12,124,358

William Floyd UFSD
TAN 2012-2013		0.75%		06/27/13	10,000,000	10,010,463

						469,010,504

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

North Carolina 0.4%
Charlotte
GO CP (LIQ: Wells Fargo Bank, NA)		0.23%		06/13/13	11,000,000	10,997,369

GO CP (LIQ: Wells Fargo Bank, NA)		0.23%		12/09/13	10,000,000	10,000,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.30%		08/01/13	19,000,000	19,000,000

Union Cnty
COP Series 2006 (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	10,215,000	10,215,000

						50,212,369

Ohio 0.4%
Cuyahoga Cnty
RB (Cleveland Clinic) Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)		0.15%		04/09/13	57,835,000	57,835,000

Pennsylvania 0.0%
Univ of Pittsburgh
PITT Asset Notes Series 2012		2.00%		07/02/13	5,000,000	5,022,522

South Carolina 0.5%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	7,410,000	7,410,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.17%		06/03/13	9,841,000	9,841,000

CP Series B (LIQ: Wells Fargo Bank, NA)		0.16%		04/02/13	10,000,000	9,999,990

CP Series B (LIQ: Wells Fargo Bank, NA)		0.17%		05/07/13	8,420,000	8,420,000

CP Series D (LIQ: Barclays Bank Plc)		0.18%		04/09/13	7,799,000	7,799,000

CP Series D (LIQ: Barclays Bank Plc)		0.17%		06/07/13	6,400,000	6,400,000

CP Series E (LIQ: TD Bank NA)		0.17%		06/04/13	18,829,000	18,829,000

						68,698,990

Tennessee 0.4%
Memphis
GO CP Notes Series A (LIQ: Mizuho Corporate Bank Ltd)		0.13%		04/08/13	10,000,000	10,000,000

Metro Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP Series A (LIQ: US Bank, NA)		0.17%		05/07/13	22,335,000	22,335,000

Water & Sewer Revenue CP Series B (LIQ: JPMorgan Chase Bank, NA)		0.18%		05/07/13	22,500,000	22,500,000

						54,835,000

Texas 5.6%
Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	17,168,000	17,168,000

Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.15%		04/04/13	48,825,000	48,825,000

CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.15%		05/03/13	10,000,000	10,000,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	14,645,000	14,645,000

Dallas
GO CP Notes Series 2010A (LIQ: JPMorgan Chase Bank, NA)		0.18%		05/01/13	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO CP Notes Series 2010C (LIQ: Wells Fargo Bank, NA)		0.18%		05/01/13	5,000,000	5,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.15%		05/21/13	8,150,000	8,150,000

Grapevine IDC
Airport RB (Singer Co) Series 1983A (LOC: Toronto-Dominion Bank)		0.50%		04/01/13	19,000,000	19,000,000

Harris Cnty
Unlimited Tax Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.23%		05/20/13	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.23%		06/05/13	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/13	50,000,000	50,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.24%		04/03/13	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.23%		07/09/13	11,480,000	11,480,000

Refunding RB (Methodist Hospital) Series 2009C2		0.22%		08/05/13	10,000,000	10,000,000

Houston
CP Series B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		05/07/13	10,000,000	10,000,000

GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.14%		04/02/13	17,500,000	17,500,000

Sub Lien Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	19,190,000	19,190,000

Jefferson Cnty IDC
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		06/25/13	105,365,000	105,365,000

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	50,790,000	50,790,000

San Antonio
Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.15%		04/02/13	12,000,000	12,000,000

Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.17%		05/01/13	14,000,000	14,000,000

Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.17%		06/04/13	10,000,000	10,000,000

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.26%		04/11/13	43,000	43,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		06/04/13	24,120,000	24,120,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		06/05/13	16,750,000	16,750,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		06/13/13	7,500,000	7,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	6,500,000	6,500,000

Texas
TRAN Series 2012		2.50%		08/30/13	170,500,000	172,101,102

Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.30%		05/30/13	22,120,000	22,120,000

						762,577,102

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Utah 0.4%
Riverton
Hospital RB (IHC Health Services) Series 2009 (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	18,695,000	18,695,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	39,310,000	39,310,000

						58,005,000

Virginia 0.0%
Chesterfield Cnty
GO Refunding Bonds Series 2004		5.00%		01/01/14	2,325,000	2,407,849

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2005C3		4.25%		07/01/13	1,105,000	1,115,366

						3,523,215

Washington 0.6%
Port of Seattle
Intermediate Lien Refunding RB Series 2012B		4.00%		08/01/13	625,000	632,317

Port of Tacoma
Sub Lien Revenue CP Notes Series 2002A&B (LOC: Bank of America, NA)		0.20%		04/02/13	50,000,000	50,000,000

Snohomish Cnty Public Utility District No.1
Generation System Refunding RB Series 2010A		4.00%		12/01/13	3,625,000	3,714,964

Washington
GO Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.27%		05/09/13	11,535,000	11,535,000

Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.19%		08/15/13	18,670,000	18,670,000

						84,552,281

Wisconsin 0.5%
Wisconsin
GO CP Notes (LIQ: Bank of New York Mellon)		0.15%		05/06/13	6,000,000	6,000,000

Transportation RB Series 2007A (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/18/13	8,070,000	8,070,000

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.20%		08/06/13	10,000,000	10,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.20%		09/05/13	40,000,000	40,000,000

						64,070,000

Total Fixed-Rate Securities
(Cost $4,117,666,992)						4,117,666,992

Variable-Rate Securities 69.1% of net assets

Alabama 1.6%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.17%		04/04/13	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.17%		04/04/13	10,550,000	10,550,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.12%		04/04/13	18,865,000	18,865,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.12%		04/04/13	3,965,000	3,965,000

Alabama State Univ
General Tuition & Fee RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	13,350,000	13,350,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	11,790,000	11,790,000

Jackson IDB
IDRB (Specialty Minerals) Series 1999 (LOC: Wells Fargo Bank, NA)		0.16%		04/04/13	8,200,000	8,200,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.20%		04/04/13	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.17%		04/04/13	5,485,000	5,485,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Svenska Handelsbanken AB)		0.16%		04/04/13	40,000,000	40,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.12%		04/04/13	12,100,000	12,100,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006 (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	10,600,000	10,600,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2000		0.21%		04/04/13	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	13,160,000	13,160,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.12%		04/04/13	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: JPMorgan Chase Bank, NA)		0.17%		04/04/13	30,000,000	30,000,000

						224,065,000

Alaska 0.3%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2 (LIQ: Bank of America, NA)	a	0.24%		04/04/13	8,850,000	8,850,000

Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.17%		04/01/13	31,585,000	31,585,000

						40,435,000

Arizona 0.1%
Maricopa Cnty IDA
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.16%		04/04/13	6,750,000	6,750,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	9,995,000	9,995,000

						16,745,000

California 2.1%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Comerica Bank)		0.18%		04/04/13	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.14%		04/04/13	3,500,000	3,500,000

California HFA
Home Mortgage RB Series 2003D (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	24,415,000	24,415,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Home Mortgage RB Series 2006C (LOC: Fannie Mae; Freddie Mac)		0.12%		04/04/13	13,610,000	13,610,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.15%		04/04/13	2,730,000	2,730,000

California Pollution Control Financing Auth
Pollution Control RB (Evergreen Oil) Series 2006A (LOC: Bank of the West)		0.37%		04/04/13	4,830,000	4,830,000

RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.12%		04/04/13	4,410,000	4,410,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	4,000,000	4,000,000

Solid Waste Disposal RB (Athens Services) Series 2010 (LOC: Wells Fargo Bank, NA)		0.14%		04/04/13	7,000,000	7,000,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: Union Bank, NA)		0.19%		04/04/13	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: Union Bank, NA)		0.19%		04/04/13	1,595,000	1,595,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	3,605,000	3,605,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	4,035,000	4,035,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	2,750,000	2,750,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: Comerica Bank)		0.20%		04/04/13	7,025,000	7,025,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.20%		04/04/13	11,615,000	11,615,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2008A (LOC: Comerica Bank)		0.20%		04/04/13	10,135,000	10,135,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: Union Bank, NA)		0.19%		04/04/13	1,800,000	1,800,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: Union Bank, NA)		0.19%		04/04/13	2,375,000	2,375,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.19%		04/04/13	2,040,000	2,040,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.20%		04/04/13	235,000	235,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		04/04/13	6,105,000	6,105,000

Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A (LOC: Bank of America, NA)		0.16%		04/04/13	4,150,000	4,150,000

M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.12%		04/04/13	6,000,000	6,000,000

M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.18%		04/04/13	3,900,000	3,900,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.24%		04/04/13	10,470,000	10,470,000

East Bay Municipal Utility District
Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.12%		04/04/13	20,830,000	20,830,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.16%		04/04/13	4,600,000	4,600,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.13%		04/04/13	29,850,000	29,850,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ohlone CCD
GO Bonds Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	7,970,000	7,970,000

Palomar Pomerado Health
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	5,000,000	5,000,000

Sacramento Cnty
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.12%		04/04/13	5,000,000	5,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.23%		04/04/13	18,505,000	18,505,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,465,000	4,465,000

San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.13%		04/04/13	9,900,000	9,900,000

Univ of California
Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	7,000,000	7,000,000

Victor Valley CCD
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	22,045,000	22,045,000

						285,110,000

Colorado 1.7%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997 (LOC: US Bank, NA)		0.40%		04/04/13	3,500,000	3,500,000

Colorado Educational & Cultural Facilities Auth
Refunding RB (Nature Conservancy) Series 2012		0.12%		04/04/13	9,145,000	9,145,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Adjustable Rate Bonds Series 2002C3 (LIQ: Barclays Bank Plc)		0.13%		04/04/13	17,830,000	17,830,000

S/F Mortgage Class I Bonds Series 2002A2 (LOC: Federal Home Loan Bank)		0.16%		04/04/13	3,810,000	3,810,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.14%		04/04/13	16,290,000	16,290,000

S/F Mortgage Class I Bonds Series 2004A2 (LIQ: Royal Bank of Canada)		0.14%		04/04/13	20,100,000	20,100,000

S/F Mortgage Class I Bonds Series 2004B2 (LIQ: Royal Bank of Canada)		0.14%		04/04/13	32,290,000	32,290,000

S/F Mortgage Class I Bonds Series 2005A2 (LIQ: Royal Bank of Canada)		0.14%		04/04/13	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.14%		04/04/13	25,000,000	25,000,000

S/F Mortgage Class I Bonds Series 2006C2 (LIQ: Federal Home Loan Bank)		0.12%		04/04/13	4,590,000	4,590,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.15%		04/04/13	12,000,000	12,000,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.15%		04/04/13	20,000,000	20,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.12%		04/04/13	21,530,000	21,530,000

Cornerstone Metropolitan District No. 2
Sub Limited Tax GO Refunding Bonds Series 2010B (LOC: Bank of America, NA)		0.22%		04/04/13	2,645,000	2,645,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.15%		04/04/13	20,000,000	20,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Wells Fargo Bank, NA)		0.13%		04/04/13	600,000	600,000

Univ of Colorado
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.12%		04/04/13	14,930,000	14,930,000

						233,260,000

Connecticut 0.1%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2011E4 (LIQ: JPMorgan Chase Bank, NA)		0.17%		04/01/13	17,075,000	17,075,000

District of Columbia 2.4%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.16%		04/04/13	6,030,000	6,030,000

RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.18%		04/04/13	2,125,000	2,125,000

RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	24,995,000	24,995,000

RB (KIPP DC) Series 2008 (LOC: Manufacturers & Traders Trust Co)		0.13%		04/04/13	7,550,000	7,550,000

Metropolitan Washington Airports Auth
Airport System RB Series 2004B (LIQ: JPMorgan Chase Bank, NA)	a	0.22%		04/04/13	8,060,000	8,060,000

Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.18%		04/04/13	9,800,000	9,800,000

Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.19%		04/04/13	4,500,000	4,500,000

Airport System RB Series 2005A (LIQ: Wells Fargo Bank, NA)	a	0.18%		04/04/13	12,395,000	12,395,000

Airport System RB Series 2006A (LIQ: Citibank, NA)	a	0.20%		04/04/13	74,600,000	74,600,000

Airport System RB Series 2006B (LIQ: Branch Banking & Trust Co)	a	0.14%		04/04/13	9,925,000	9,925,000

Airport System RB Series 2006B (LIQ: Citibank, NA)	a	0.18%		04/04/13	15,000,000	15,000,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	12,790,000	12,790,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.22%		04/04/13	16,590,000	16,590,000

Airport System RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.14%		04/04/13	10,120,000	10,120,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.15%		04/04/13	23,940,000	23,940,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.15%		04/04/13	44,610,000	44,610,000

Airport System RB Series 2009D1 (LOC: TD Bank NA)		0.11%		04/04/13	14,705,000	14,705,000

Airport System Refunding RB Series 2003A (LIQ: Deutsche Bank AG)	a	0.15%		04/04/13	9,280,000	9,280,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	19,890,000	19,890,000

						331,905,000

Florida 4.3%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995 (LOC: BMO Harris Bank NA)		0.14%		04/04/13	1,900,000	1,900,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Bank of Nova Scotia)		0.17%		04/04/13	2,600,000	2,600,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.13%		04/04/13	3,800,000	3,800,000

Florida Housing Finance Corp
Housing RB (Caribbean Key Apts) Series 1996F (LOC: Fannie Mae)		0.14%		04/04/13	270,000	270,000

Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.14%		04/04/13	10,630,000	10,630,000

Housing RB (Tiffany Club Apts) Series 1996P (LOC: Freddie Mac)		0.14%		04/04/13	6,050,000	6,050,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.15%		04/04/13	6,435,000	6,435,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.14%		04/04/13	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.14%		04/04/13	7,700,000	7,700,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.14%		04/04/13	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.14%		04/04/13	6,100,000	6,100,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.14%		04/04/13	3,860,000	3,860,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.15%		04/04/13	14,900,000	14,900,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2003B (LIQ: Citibank, NA)	a	0.15%		04/04/13	8,000,000	8,000,000

Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.12%		04/04/13	43,715,000	43,715,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	10,705,000	10,705,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.15%		04/04/13	5,620,000	5,620,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G (LIQ: Citibank, NA)	a	0.14%		04/04/13	2,500,000	2,500,000

Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	9,375,000	9,375,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.14%		04/04/13	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.16%		04/04/13	6,460,000	6,460,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.26%		04/04/13	600,000	600,000

RB (Tampa Metropolitan Area YMCA) Series 2000 (LOC: Bank of America, NA)		0.17%		04/04/13	2,900,000	2,900,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.16%		04/04/13	11,130,000	11,130,000

Miami-Dade Cnty
Transit System Sales Surtax RB Series 2006 (LIQ: US Bank, NA)	a	0.12%		04/04/13	18,265,000	18,265,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.13%		04/04/13	35,000,000	35,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.13%		04/04/13	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.13%		04/04/13	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: Bank of America, NA)		0.17%		04/04/13	2,600,000	2,600,000

Miami-Dade Cnty School Board
COP Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	27,815,000	27,815,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.17%		04/04/13	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.19%		04/04/13	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.13%		04/04/13	12,030,000	12,030,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.14%		04/04/13	7,610,000	7,610,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.14%		04/04/13	8,240,000	8,240,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.15%		04/04/13	14,300,000	14,300,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.15%		04/04/13	8,640,000	8,640,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.15%		04/04/13	9,100,000	9,100,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.17%		04/04/13	8,910,000	8,910,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	b	0.23%		10/24/13	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.14%		04/04/13	5,000,000	5,000,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.17%		04/04/13	20,000,000	20,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.16%		04/04/13	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.24%		04/04/13	2,910,000	2,910,000

M/F Housing Refunding RB (Spinnaker Landing Apts) Series 1998 (LOC: Fannie Mae)		0.15%		04/04/13	1,945,000	1,945,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.17%		04/04/13	8,290,000	8,290,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.15%		04/04/13	8,750,000	8,750,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.13%		04/04/13	8,545,000	8,545,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pinellas Cnty Industry Council
RB (Operation Par) Series 1999 (LOC: Wells Fargo Bank, NA)		0.29%		04/04/13	830,000	830,000

South Florida Water Management District
COP Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	9,760,000	9,760,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Citibank, NA)	a	0.15%		04/04/13	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	20,000,000	20,000,000

St. Johns Cnty
Water & Sewer Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	10,760,000	10,760,000

Tallahassee Energy System
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.14%		04/04/13	20,000,000	20,000,000

Tampa
Health System RB (BayCare Health) Series 2012B	b	0.22%		10/24/13	19,000,000	19,000,000

Univ of South Florida Research Foundation
RB Series 2004A (LOC: Bank of America, NA)		0.15%		04/04/13	700,000	700,000

						596,215,000

Georgia 1.8%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.26%		04/04/13	8,540,000	8,540,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.38%		04/04/13	26,885,000	26,885,000

M/F Housing RB (Capitol Gateway Apts) Series 2005 (LOC: Fannie Mae)		0.14%		04/04/13	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.17%		04/04/13	21,000,000	21,000,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.26%		04/04/13	5,500,000	5,500,000

Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.23%		04/04/13	5,000,000	5,000,000

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997 (LOC: Fannie Mae)		0.14%		04/04/13	10,395,000	10,395,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.13%		04/04/13	3,515,000	3,515,000

DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001 (LOC: General Electric Capital Corp)		0.29%		04/04/13	7,200,000	7,200,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.17%		04/04/13	12,525,000	12,525,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.16%		04/01/13	9,300,000	9,300,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A (LOC: Federal Home Loan Bank)		0.14%		04/04/13	22,400,000	22,400,000

Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004 (LOC: Federal Home Loan Bank)		0.14%		04/04/13	7,500,000	7,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.14%		04/04/13	7,000,000	7,000,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.17%		04/04/13	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.14%		04/04/13	6,300,000	6,300,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	20,380,000	20,380,000

Sales Tax Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	10,300,000	10,300,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.16%		04/01/13	12,000,000	12,000,000

Summerville Development Auth
RB (Image Industries) Series 1997 (LOC: Wells Fargo Bank, NA)	a	0.18%		04/04/13	11,000,000	11,000,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.17%		04/04/13	6,500,000	6,500,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.26%		04/04/13	7,225,000	7,225,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.14%		04/04/13	3,100,000	3,100,000

						240,690,000

Hawaii 0.3%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	2,200,000	2,200,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.12%		04/04/13	11,455,000	11,455,000

Wastewater System RB Sr Series 2006A (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	25,500,000	25,500,000

Wastewater System RB Sr Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	5,690,000	5,690,000

						44,845,000

Idaho 0.3%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.16%		04/04/13	2,000,000	2,000,000

Lemhi Cnty IDC
Recovery Zone Facility RB (Formation Capital Corp) Series 2010 (LOC: Bank of Montreal)		0.17%		04/04/13	32,000,000	32,000,000

						34,000,000

Illinois 3.5%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.15%		04/04/13	7,305,000	7,305,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.15%		04/04/13	9,015,000	9,015,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Chicago
General Airport (O’Hare) Third Lien RB Series 2005D (LOC: Barclays Bank Plc)		0.13%		04/04/13	19,500,000	19,500,000

GO Bonds (City Colleges of Chicago) Series 1999 (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	8,460,000	8,460,000

GO Project & Refunding Bonds Series 2005B (LIQ: Bank of America, NA)	a	0.12%		04/04/13	14,975,000	14,975,000

GO Project & Refunding Bonds Series 2007A (LIQ: Barclays Bank Plc)	a	0.16%		04/04/13	7,990,000	7,990,000

GO Project & Refunding Bonds Series 2008C (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	1,000,000	1,000,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.23%		04/04/13	1,855,000	1,855,000

GO Refunding Bonds Series 2008C (LIQ: Citibank, NA)	a	0.15%		04/04/13	5,785,000	5,785,000

M/F RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.14%		04/04/13	5,037,000	5,037,000

Second Lien RB (Midway Airport) Series 2004C2 (LOC: Wells Fargo Bank, NA)		0.16%		04/04/13	2,400,000	2,400,000

Wastewater Transmission Refunding Second Lien RB Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	22,380,000	22,380,000

Wastewater Transmission Refunding Second Lien RB Series 2012 (LIQ: Royal Bank of Canada)	a	0.17%		04/04/13	5,000,000	5,000,000

Chicago Transit Auth
Sales Tax Receipts RB Series 2011 (LIQ: Barclays Bank Plc)	a	0.15%		04/04/13	8,980,000	8,980,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.13%		04/04/13	7,690,000	7,690,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.12%		04/04/13	6,045,000	6,045,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.14%		04/04/13	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.15%		04/04/13	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.17%		04/04/13	32,000,000	32,000,000

RB (Advocate Health Care Network) Series 2008C2B (LIQ: JPMorgan Chase Bank, NA)		0.13%		04/04/13	3,500,000	3,500,000

RB (Catholic Charities Housing) Series 1993A (LOC: Northern Trust Co)		0.14%		04/04/13	9,160,000	9,160,000

RB (Catholic Charities Housing) Series 1993B (LOC: Northern Trust Co)		0.14%		04/04/13	910,000	910,000

RB (DePaul Univ) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	24,405,000	24,405,000

RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.16%		04/04/13	22,310,000	22,310,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.43%		04/04/13	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.14%		04/04/13	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.14%		04/04/13	2,500,000	2,500,000

RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,500,000	7,500,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,000,000	6,000,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.14%		04/04/13	3,800,000	3,800,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.13%		04/04/13	13,320,000	13,320,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,000,000	3,000,000

Illinois Health Facilities Auth
RB (Evanston Hospital Corp) Series 1996 (LIQ: JPMorgan Chase Bank, NA)		0.12%		04/04/13	5,965,000	5,965,000

RB (Riverside Health) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.14%		04/04/13	6,165,000	6,165,000

Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.29%		04/04/13	5,470,000	5,470,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	9,270,000	9,270,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.12%		04/04/13	28,385,000	28,385,000

Metropolitan Water Reclamation District of Greater Chicago
Limited Tax GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	22,515,000	22,515,000

Unlimited Tax GO Refunding Bonds Series May 2006 (LIQ: Bank of America, NA)	a	0.12%		04/04/13	15,485,000	15,485,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.15%		04/04/13	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.17%		04/04/13	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.12%		04/04/13	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2005A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	11,265,000	11,265,000

Auxiliary Facilities System RB Series 2006 (LIQ: Citibank, NA)	a	0.16%		04/04/13	33,260,000	33,260,000

Auxiliary Facilities System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	8,995,000	8,995,000

Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living) Series 2007 (LOC: Federal Home Loan Bank)		0.28%		04/04/13	4,000,000	4,000,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.18%		04/04/13	14,000,000	14,000,000

						478,007,000

Indiana 1.3%
Columbia City
RB (Precision Plastics) Series 1997 (LOC: Northern Trust Co)		0.43%		04/04/13	900,000	900,000

Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.13%		04/04/13	9,100,000	9,100,000

Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.18%		04/04/13	6,700,000	6,700,000

Hospital RB (Parkview Health System) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.15%		04/04/13	9,715,000	9,715,000

IDRB (Big Sky Park) Series 1999 (LOC: Bank of America, NA)		0.41%		04/04/13	2,640,000	2,640,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.13%		04/04/13	11,500,000	11,500,000

RB (Ascension Health) Series 2008E4		0.13%		04/04/13	1,300,000	1,300,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		04/04/13	16,750,000	16,750,000

Refunding RB (Duke Energy Indiana) Series 2009A3 (LOC: Mizuho Corporate Bank Ltd)		0.13%		04/04/13	5,425,000	5,425,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.12%		04/04/13	15,400,000	15,400,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		04/04/13	3,215,000	3,215,000

Indiana Municipal Power Agency
Power Supply System RB Series 2006A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.14%		04/04/13	9,665,000	9,665,000

Indianapolis
M/F Housing RB (Nora Commons) Series 2004A (LOC: Bank of America, NA)		0.17%		04/04/13	11,840,000	11,840,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.20%		04/04/13	24,200,000	24,200,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	10,110,000	10,110,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		04/04/13	8,500,000	8,500,000

Pollution Control Refunding RB (American Electric Power) Series 1995B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		04/04/13	18,115,000	18,115,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.83%		04/04/13	2,055,000	2,055,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2005 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	16,100,000	16,100,000

						183,230,000

Iowa 1.2%
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.14%		04/04/13	10,530,000	10,530,000

Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.18%		04/04/13	17,000,000	17,000,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.17%		04/04/13	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.17%		04/04/13	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.14%		04/04/13	32,500,000	32,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.17%		04/04/13	25,000,000	25,000,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	22,500,000	22,500,000

						162,530,000

Kansas 0.2%
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.14%		04/04/13	9,285,000	9,285,000

RB (Sisters of Charity of Leavenworth Health Care) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		04/04/13	10,885,000	10,885,000

						20,170,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Kentucky 1.0%
Boone Cnty
Pollution Control Refunding RB (Duke Energy Kentucky) Series 2010 (LOC: Sumitomo Mitsui Banking Corp)		0.12%		04/04/13	5,220,000	5,220,000

Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000 (LOC: Bank of America, NA)		0.15%		04/04/13	15,790,000	15,790,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.13%		04/04/13	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1	b	0.22%		10/24/13	10,680,000	10,680,000

RB (Catholic Health Initiatives) Series 2011B2	b	0.22%		10/24/13	14,720,000	14,720,000

Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Company, NA)		0.13%		04/04/13	12,720,000	12,720,000

RB Sr Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.13%		04/04/13	14,125,000	14,125,000

Kentucky Housing Corp
Conduit M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.18%		04/04/13	3,800,000	3,800,000

Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.13%		04/04/13	5,455,000	5,455,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.13%		04/04/13	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.13%		04/04/13	12,800,000	12,800,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	18,025,000	18,025,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.26%		04/04/13	800,000	800,000

						132,445,000

Louisiana 0.7%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.24%		04/04/13	15,000,000	15,000,000

East Baton Rouge Parish IDB
Solid Waste Disposal RB (Georgia-Pacific Corp) Series 2004 (LOC: US Bank, NA)		0.13%		04/04/13	7,100,000	7,100,000

Louisiana
GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	9,000,000	9,000,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.12%		04/04/13	8,795,000	8,795,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.17%		04/04/13	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.17%		04/04/13	6,400,000	6,400,000

New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000 (LOC: Fannie Mae)		0.14%		04/04/13	29,000,000	29,000,000

						90,195,000

Maine 0.2%
Maine Health & Higher Educational Facilities Auth
RB Series 2006F (ESCROW/GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	29,580,000	29,580,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Maryland 0.5%
Maryland Community Development Admin
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.16%		04/04/13	13,150,000	13,150,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.14%		04/04/13	7,200,000	7,200,000

Residential RB Series 2004I (LIQ: State Street Bank & Trust Company, NA)		0.12%		04/04/13	17,000,000	17,000,000

Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	8,455,000	8,455,000

Residential RB Series 2007D (LIQ: Wells Fargo Bank, NA)	a	0.18%		04/04/13	5,635,000	5,635,000

Maryland Economic Development Corp
Lease RB Series 2003 (ESCROW/LIQ: Deutsche Bank AG)	a	0.19%		04/04/13	7,315,000	7,315,000

Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2012A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	3,980,000	3,980,000

RB (MedStar Health) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.13%		04/04/13	5,000,000	5,000,000

						67,735,000

Massachusetts 1.1%
Massachusetts
GO Bonds Series 2000B (LIQ: US Bank, NA)		0.14%		04/01/13	835,000	835,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	1,095,000	1,095,000

Sr Sales Tax Bonds Series 2010A	b	0.21%		10/24/13	6,000,000	6,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.15%		04/04/13	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.23%		04/04/13	1,570,000	1,570,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.14%		04/04/13	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.12%		04/04/13	12,020,000	12,020,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	1,000,000	1,000,000

Resource Recovery RB (Waste Management) Series 1999 (LOC: Bank of America, NA)		0.16%		04/04/13	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,000,000	3,000,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.12%		04/04/13	13,915,000	13,915,000

Massachusetts HFA
Housing Bonds Series 2005D (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	3,815,000	3,815,000

Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.22%		04/04/13	11,235,000	11,235,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.17%		04/04/13	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.22%		04/04/13	5,700,000	5,700,000

S/F Housing RB Series 122 (LIQ: JP Morgan Chase & Co)	a	0.18%		04/04/13	19,345,000	19,345,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.13%		04/04/13	7,470,000	7,470,000

Dedicated Sales Tax Bonds Series 2005A (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,100,000	3,100,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.12%		04/04/13	900,000	900,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	300,000	300,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.12%		04/04/13	2,330,000	2,330,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	2,680,000	2,680,000

Massachusetts Water Resources Auth
General Refunding RB Series 2005A (LIQ: Bank of America, NA)	a	0.16%		04/04/13	2,325,000	2,325,000

General Refunding RB Series 2010B (LIQ: Citibank, NA)	a	0.12%		04/04/13	5,975,000	5,975,000

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2011-2	b	0.21%		10/24/13	6,400,000	6,400,000

						152,070,000

Michigan 2.9%
Hennepin Cnty HRA
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.15%		04/04/13	9,250,000	9,250,000

Kent Hospital Finance Auth
Refunding RB (Metropolitan Hospital) Series 2012 (LOC: Bank of America, NA)		0.13%		04/04/13	28,275,000	28,275,000

Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series 2011MI (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	7,500,000	7,500,000

Hospital Refunding RB (Trinity Health) Series 2011MI (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	2,400,000	2,400,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.13%		04/04/13	20,000,000	20,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.17%		04/04/13	38,580,000	38,580,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.14%		04/04/13	33,040,000	33,040,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.21%		04/04/13	2,808,000	2,808,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.24%		04/04/13	3,635,000	3,635,000

Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.17%		04/04/13	33,000,000	33,000,000

Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		04/04/13	13,450,000	13,450,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		04/04/13	60,280,000	60,280,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		04/04/13	25,000,000	25,000,000

S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)		0.14%		04/04/13	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.35%	04/01/13	04/04/13	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2005A3 (LIQ: Citibank, NA)	a	0.13%		04/04/13	4,700,000	4,700,000

RB (Ascension Health) Series 2010	b	0.21%		10/24/13	8,765,000	8,765,000

RB (Ascension Health) Series 2010F8	b	0.21%		10/24/13	7,100,000	7,100,000

Michigan State Strategic Fund
Limited Obligation RB (Metaltec Steel Abrasive) Series 2006 (LOC: Comerica Bank)		0.21%		04/04/13	1,345,000	1,345,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.16%		04/04/13	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.13%		04/04/13	12,625,000	12,625,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.13%		04/04/13	4,210,000	4,210,000

						404,063,000

Minnesota 0.6%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.13%		04/04/13	19,350,000	19,350,000

Hennepin Cnty HRA
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.14%		04/04/13	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 (LOC: Wells Fargo Bank, NA)		0.34%		04/04/13	2,300,000	2,300,000

Minneapolis
M/F Housing RB (Gateway Real Estate) Series 2002 (LOC: Wells Fargo Bank, NA)		0.18%		04/04/13	4,085,000	4,085,000

Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.13%		04/04/13	10,795,000	10,795,000

Residential Housing Finance Bonds Series 2005I (LIQ: Royal Bank of Canada)		0.13%		04/04/13	26,805,000	26,805,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.18%		04/04/13	3,910,000	3,910,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.13%		04/04/13	10,925,000	10,925,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.17%		04/04/13	2,845,000	2,845,000

						83,815,000

Mississippi 0.5%
Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	13,370,000	13,370,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	9,175,000	9,175,000

Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.26%		04/04/13	3,615,000	3,615,000

RB (PSL North America) Series 2007A (LOC: Wells Fargo Bank, NA)		0.14%		04/04/13	13,000,000	13,000,000

Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	3,200,000	3,200,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.17%		04/04/13	5,000,000	5,000,000

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1 (LIQ: Bank of America, NA)	a	0.12%		04/04/13	17,086,000	17,086,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of Southern Mississippi Educational Building Corp
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	9,610,000	9,610,000

						74,056,000

Missouri 0.8%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.15%		04/04/13	8,100,000	8,100,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.41%		04/04/13	10,305,000	10,305,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.15%		04/04/13	18,400,000	18,400,000

Missouri Development Finance Board
Air Cargo Facility Refunding RB (St. Louis Air Cargo Services) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.16%		04/04/13	4,555,000	4,555,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A (LOC: Wells Fargo Bank, NA)		0.15%		04/04/13	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B (LOC: Wells Fargo Bank, NA)		0.15%		04/04/13	4,500,000	4,500,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.82%		04/04/13	1,000,000	1,000,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.14%		04/04/13	4,000,000	4,000,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.14%		04/04/13	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.14%		04/04/13	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.14%		04/04/13	20,475,000	20,475,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.15%		04/04/13	6,455,000	6,455,000

IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.44%		04/04/13	900,000	900,000

						111,225,000

Nebraska 0.5%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.22%		04/04/13	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.14%		04/04/13	8,950,000	8,950,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.13%		04/04/13	22,135,000	22,135,000

Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	7,575,000	7,575,000

Washington Cnty
IDRB (Cargill) Series 2010		0.17%		04/04/13	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.17%		04/04/13	10,000,000	10,000,000

						60,925,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nevada 1.4%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.14%		04/04/13	6,000,000	6,000,000

Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.12%		04/04/13	29,000,000	29,000,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	14,630,000	14,630,000

Las Vegas
Limited Tax GO Bonds Series 2006B (LIQ: US Bank, NA)	a	0.12%		04/04/13	24,545,000	24,545,000

Nevada Dept of Business & Industry
RB (LVE Energy Partners) Series 2007 (LOC: Sumitomo Mitsui Banking Corp)		0.12%		04/04/13	9,555,000	9,555,000

Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.12%		04/04/13	4,800,000	4,800,000

M/F Housing RB (Banbridge Apts) Series 2000A (LOC: US Bank, NA)		0.15%		04/04/13	3,960,000	3,960,000

M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.12%		04/04/13	4,200,000	4,200,000

M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: Fannie Mae)		0.12%		04/04/13	10,800,000	10,800,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.12%		04/04/13	14,770,000	14,770,000

M/F Housing Refunding RB (Oakmont) Series 2002 (LOC: Fannie Mae)		0.15%		04/04/13	4,250,000	4,250,000

Multi-Unit Housing RB (Southwest Village Apts) Series 2005 (LOC: Fannie Mae)		0.12%		04/04/13	17,000,000	17,000,000

Nevada System of Higher Education
Univ RB Series 2005B (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	10,510,000	10,510,000

Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.12%		04/04/13	42,750,000	42,750,000

						196,770,000

New Hampshire 0.2%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.14%		04/04/13	11,080,000	11,080,000

RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.13%		04/04/13	19,385,000	19,385,000

						30,465,000

New Jersey 0.7%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.18%		04/04/13	5,120,000	5,120,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.11%		04/04/13	5,270,000	5,270,000

RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.29%		04/04/13	2,855,000	2,855,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.15%		04/04/13	5,465,000	5,465,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.29%		04/04/13	3,100,000	3,100,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	10,000,000	10,000,000

New Jersey Health Care Facilities Financing Auth
RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)		0.12%		04/04/13	5,500,000	5,500,000

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.15%		04/04/13	36,300,000	36,300,000

S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.13%		04/04/13	16,400,000	16,400,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.13%		04/04/13	7,710,000	7,710,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.13%		04/04/13	2,365,000	2,365,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.16%		04/04/13	1,065,000	1,065,000

						101,150,000

New Mexico 0.3%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.22%		04/04/13	7,500,000	7,500,000

New Mexico Educational Assistance Foundation
Education Loan Bonds Sr Series 2003A1 (LOC: Royal Bank of Canada)		0.15%		04/04/13	5,450,000	5,450,000

Education Loan Bonds Sr Series 2003A2 (LOC: Royal Bank of Canada)		0.15%		04/04/13	13,500,000	13,500,000

New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2012A (LIQ: Citibank, NA)	a	0.13%		04/04/13	6,665,000	6,665,000

RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	13,560,000	13,560,000

						46,675,000

New York 3.3%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A (LOC: Federal Home Loan Bank)		0.14%		04/04/13	5,740,000	5,740,000

New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.32%		04/04/13	4,080,000	4,080,000

New York City
GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.12%		04/04/13	5,000,000	5,000,000

GO Bonds Fiscal 2012 Series G3 (LOC: Citibank, NA)		0.12%		04/04/13	1,000,000	1,000,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.21%		04/04/13	23,370,000	23,370,000

New York City Housing Development Corp
M/F Housing RB Series 2010B (LIQ: Citibank, NA)	a	0.14%		04/04/13	795,000	795,000

M/F Mortgage RB (101 Ave D Apts) Series 2010A (LOC: Bank of America, NA)		0.14%		04/04/13	10,000,000	10,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.22%		04/04/13	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.17%		04/04/13	5,935,000	5,935,000

M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.13%		04/04/13	1,500,000	1,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2005 Series D (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	5,800,000	5,800,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	9,980,000	9,980,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	15,875,000	15,875,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	6,335,000	6,335,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.13%		04/04/13	7,335,000	7,335,000

Building Aid RB Fiscal 2012 Subseries S1A (LIQ: Citibank, NA)	a	0.13%		04/04/13	18,750,000	18,750,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.13%		04/04/13	5,000,000	5,000,000

Recovery Bonds Fiscal 2003 Series 2C (LIQ: Lloyds TSB Bank Plc)		0.11%		04/04/13	8,035,000	8,035,000

New York State Dormitory Auth
RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.12%		04/04/13	900,000	900,000

State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.12%		04/04/13	10,500,000	10,500,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: Bank of Nova Scotia)		0.12%		04/04/13	18,700,000	18,700,000

New York State HFA
Housing RB (1500 Lexington Ave) Series 2002A (LOC: Fannie Mae)		0.13%		04/04/13	33,600,000	33,600,000

Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.13%		04/04/13	8,300,000	8,300,000

Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.12%		04/04/13	8,065,000	8,065,000

Housing RB (600 W 42nd St) Series 2007A (LOC: Fannie Mae)		0.13%		04/04/13	32,000,000	32,000,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.14%		04/04/13	2,000,000	2,000,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.13%		04/04/13	13,330,000	13,330,000

Housing RB (Related-42nd & 10th) Series 2007A (LOC: Freddie Mac)		0.13%		04/04/13	25,000,000	25,000,000

Housing RB (Related-42nd & 10th) Series 2008A (LOC: Freddie Mac)		0.13%		04/04/13	15,250,000	15,250,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.12%		04/04/13	1,000,000	1,000,000

RB (70 Battery Place) Series 1997A (LOC: Fannie Mae)		0.12%		04/04/13	2,700,000	2,700,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: JPMorgan Chase Bank, NA)		0.17%		04/01/13	3,700,000	3,700,000

Homeowner Mortgage RB Series 145&148 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		04/04/13	2,495,000	2,495,000

Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.14%		04/04/13	24,295,000	24,295,000

Homeowner Mortgage RB Series 29 (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	4,740,000	4,740,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	7,320,000	7,320,000

Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	7,870,000	7,870,000

Consolidated Bonds 146th Series (LIQ: Bank of America, NA)	a	0.17%		04/04/13	3,770,000	3,770,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.17%		04/04/13	36,820,000	36,820,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	28,540,000	28,540,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	6,440,000	6,440,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	4,625,000	4,625,000

						448,035,000

North Carolina 0.5%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	3,605,000	3,605,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.22%		10/24/13	18,630,000	18,630,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.14%		04/04/13	4,835,000	4,835,000

North Carolina Medical Care Commission
Health Care Facilities RB (Duke Univ Health System) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	10,810,000	10,810,000

Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina) Series 2008B2 (LOC: Branch Banking & Trust Co)		0.13%		04/04/13	18,550,000	18,550,000

Hospital Refunding RB (Cone Health) Series 2011B	b	0.24%		10/24/13	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.15%		04/04/13	3,495,000	3,495,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A (LOC: Wells Fargo Bank, NA)		0.29%		04/04/13	6,525,000	6,525,000

						73,450,000

North Dakota 0.6%
North Dakota HFA
Home Mortgage Finance Program Series 2004C (LIQ: Federal Home Loan Bank)		0.13%		04/04/13	16,670,000	16,670,000

Home Mortgage Finance Program Series 2005A (LOC: Federal Home Loan Bank)		0.15%		04/04/13	10,000,000	10,000,000

Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.15%		04/04/13	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.13%		04/04/13	36,715,000	36,715,000

						75,385,000

Ohio 0.3%
Allen Cnty
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010A (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	7,460,000	7,460,000

Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB (Judson) Series 2005A (LOC: PNC Bank NA)		0.13%		04/04/13	20,095,000	20,095,000

Development Refunding RB (Judson) Series 2005B (LOC: PNC Bank NA)		0.13%		04/04/13	7,360,000	7,360,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,000,000	7,000,000

						41,915,000

Oregon 1.0%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health) Series 2004 (LIQ: Bank of America, NA)	a	0.16%		04/04/13	5,895,000	5,895,000

Oregon Health & Science Univ
RB Series 2012B2 (LOC: Union Bank, NA)		0.11%		04/04/13	6,000,000	6,000,000

Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living) Series 2001A (LOC: Union Bank, NA)		0.14%		04/04/13	2,840,000	2,840,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L (LIQ: State Street Bank & Trust Company, NA)		0.12%		04/04/13	4,500,000	4,500,000

S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Company, NA)		0.12%		04/04/13	14,485,000	14,485,000

S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.15%		04/04/13	30,000,000	30,000,000

S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.15%		04/04/13	30,000,000	30,000,000

S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.15%		04/04/13	15,000,000	15,000,000

Port of Portland
Airport Refunding RB Series 18A (LOC: US Bank, NA)		0.14%		04/04/13	29,100,000	29,100,000

						137,820,000

Pennsylvania 2.3%
Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.15%		04/04/13	5,260,000	5,260,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.17%		04/04/13	9,635,000	9,635,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	6,995,000	6,995,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.15%		04/04/13	7,000,000	7,000,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.12%		04/04/13	1,370,000	1,370,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.44%		04/04/13	520,000	520,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.14%		04/04/13	13,965,000	13,965,000

S/F Mortgage RB Series 2003-77B (LIQ: Barclays Bank Plc)		0.14%		04/04/13	58,900,000	58,900,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.14%		04/04/13	25,000,000	25,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.13%		04/04/13	14,990,000	14,990,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.13%		04/04/13	12,700,000	12,700,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.13%		04/04/13	10,520,000	10,520,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		04/04/13	25,695,000	25,695,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.20%		04/04/13	4,792,722	4,792,722

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.13%		04/04/13	22,970,000	22,970,000

S/F Mortgage RB Series 2006-95A (LIQ: Citibank, NA)	a	0.18%		04/04/13	2,335,000	2,335,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.18%		04/04/13	9,350,000	9,350,000

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	3,780,000	3,780,000

Pennsylvania State Turnpike Commission
Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	7,950,000	7,950,000

Philadelphia
Airport Refunding RB Series 2005C1 (LOC: TD Bank NA)		0.12%		04/04/13	3,835,000	3,835,000

Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.12%		04/04/13	17,280,000	17,280,000

Water & Wastewater Refunding RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	10,790,000	10,790,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.20%		04/04/13	2,150,000	2,150,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	4,520,000	4,520,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.13%		04/04/13	27,900,000	27,900,000

						310,202,722

Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 54 (LIQ: Bank of America, NA)	a	0.24%		04/04/13	4,920,000	4,920,000

Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.18%		04/04/13	8,200,000	8,200,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.20%		04/04/13	7,350,000	7,350,000

Homeownership Opportunity Bonds Series 58A (LIQ: Morgan Stanley Bank NA)	a	0.20%		04/04/13	7,895,000	7,895,000

						28,365,000

South Carolina 0.5%
South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.14%		04/04/13	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: Branch Banking & Trust Co)		0.18%		04/04/13	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: Branch Banking & Trust Co)		0.18%		04/04/13	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.17%		04/04/13	25,000,000	25,000,000

South Carolina Transportation Infrastucture Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	25,050,000	25,050,000

						69,320,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Dakota 0.8%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2003I (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.14%		04/04/13	28,000,000	28,000,000

Homeownership Mortgage Bonds Series 2004C (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.14%		04/04/13	20,000,000	20,000,000

Homeownership Mortgage Bonds Series 2004G (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.16%		04/04/13	9,000,000	9,000,000

Homeownership Mortgage Bonds Series 2005C (LIQ: Bank of New York Mellon)		0.16%		04/04/13	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2005K (LIQ: Barclays Bank Plc)	a	0.19%		04/04/13	965,000	965,000

Homeownership Mortgage Bonds Series 2005K (LIQ: Citibank, NA)	a	0.18%		04/04/13	1,270,000	1,270,000

Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.14%		04/04/13	5,000,000	5,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.15%		04/04/13	6,500,000	6,500,000

						111,735,000

Tennessee 1.0%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B (LOC: Branch Banking & Trust Co)		0.14%		04/04/13	6,275,000	6,275,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	11,295,000	11,295,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.17%		04/04/13	5,200,000	5,200,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.17%		04/04/13	6,230,000	6,230,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.22%		04/04/13	1,000,000	1,000,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.14%		04/04/13	2,200,000	2,200,000

Knoxville
Wastewater System RB Series 2005A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	16,230,000	16,230,000

Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	12,795,000	12,795,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.14%		04/04/13	7,750,000	7,750,000

M/F Housing RB (Jackson Grove Apts) Series 2006A (LOC: BMO Harris Bank NA)		0.15%		04/04/13	10,000,000	10,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.13%		04/04/13	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.17%		04/04/13	1,250,000	1,250,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.17%		04/04/13	25,620,000	25,620,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.18%		04/04/13	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	7,495,000	7,495,000

						135,800,000

Texas 7.0%
Calhoun Cnty Navigation District
Solid Waste Disposal RB (Formosa Plastics Corp) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.15%		04/04/13	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.14%		04/04/13	17,500,000	17,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.14%		04/04/13	33,800,000	33,800,000

Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.18%		04/04/13	4,715,000	4,715,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008A (GTY: Texas Permanent School Fund /LIQ: Bank of America, NA)	a	0.16%		04/04/13	5,000,000	5,000,000

Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.12%		04/04/13	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.12%		04/04/13	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.14%		04/04/13	22,100,000	22,100,000

El Paso Cnty Hospital District
GO Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	13,395,000	13,395,000

Grand Prairie IDA
IDRB (NTA Leasing) Series 1994 (LOC: JPMorgan Chase Bank, NA)		0.15%		04/04/13	280,000	280,000

Greater Texas Student Loan Corp
RB Series 1998A (LOC: State Street Bank & Trust Company, NA)		0.14%		04/04/13	35,000,000	35,000,000

Student Loan RB Series 1992B (LOC: State Street Bank & Trust Company, NA)		0.14%		04/04/13	35,200,000	35,200,000

Student Loan RB Series 1993B (LOC: State Street Bank & Trust Company, NA)		0.14%		04/04/13	32,000,000	32,000,000

Student Loan RB Series 1995B (LOC: State Street Bank & Trust Company, NA)		0.14%		04/04/13	36,000,000	36,000,000

Student Loan RB Series 2000A (LOC: State Street Bank & Trust Company, NA)		0.14%		04/04/13	25,000,000	25,000,000

Hale Cnty IDC
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.16%		04/04/13	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.16%		04/04/13	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.16%		04/04/13	4,000,000	4,000,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2008D3 (LOC: Northern Trust Co)		0.11%		04/04/13	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.23%		04/04/13	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.14%		04/04/13	7,715,000	7,715,000

Houston
First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	4,110,000	4,110,000

First Lien Refunding RB Series 2004B3 (LOC: Sumitomo Mitsui Banking Corp)		0.12%		04/04/13	1,000,000	1,000,000

First Lien Refunding RB Series 2009A (LIQ: Citibank, NA)	a	0.12%		04/04/13	4,500,000	4,500,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,995,000	4,995,000

Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		04/04/13	12,610,000	12,610,000

Lake Travis ISD
Unlimited Tax GO Bonds Series 2006A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	12,120,000	12,120,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.19%		04/04/13	10,000,000	10,000,000

Leander ISD
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.13%		04/04/13	4,950,000	4,950,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.15%		04/04/13	6,570,000	6,570,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	7,495,000	7,495,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	17,490,000	17,490,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	9,045,000	9,045,000

Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.12%		04/04/13	10,545,000	10,545,000

North Texas Tollway Auth
Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.13%		04/04/13	12,715,000	12,715,000

Plano ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	12,840,000	12,840,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.15%		04/04/13	30,000,000	30,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.15%		04/04/13	15,000,000	15,000,000

Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Refunding Series 2010B		0.15%		04/01/13	3,200,000	3,200,000

Environmental Facilities RB (Motiva Enterprises) Refunding Series 2010C		0.15%		04/01/13	2,600,000	2,600,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ) Series 2007 (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	13,640,000	13,640,000

Round Rock ISD
Unlimited Tax Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.14%		04/04/13	11,320,000	11,320,000

San Antonio
Electric & Gas System Refunding RB New Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	5,235,000	5,235,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	9,020,000	9,020,000

Electric & Gas Systems Refunding RB New Series 2012 (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	8,330,000	8,330,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.12%		04/04/13	18,555,000	18,555,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	15,000,000	15,000,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.13%		04/04/13	13,470,000	13,470,000

Spring Branch ISD
Limited Tax Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	1,500,000	1,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011C (LOC: Northern Trust Co)		0.11%		04/04/13	3,500,000	3,500,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.16%		04/04/13	1,125,000	1,125,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	51,720,000	51,720,000

Tarrrant Regional Water District
Water Transmission Facilities Contract RB Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	12,400,000	12,400,000

Texas
GO Bonds Series 2002A2		0.15%		04/04/13	19,350,000	19,350,000

GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.13%		04/04/13	35,455,000	35,455,000

GO Bonds Series 2006D (LIQ: Sumitomo Mitsui Banking Corp)		0.12%		04/04/13	9,705,000	9,705,000

GO Bonds Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		04/04/13	20,475,000	20,475,000

GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		04/04/13	9,805,000	9,805,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.18%		04/04/13	17,620,000	17,620,000

GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	9,925,000	9,925,000

GO Refunding Bonds Series 2006 (LIQ: State Street Bank & Trust Company, NA)		0.13%		04/04/13	13,265,000	13,265,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.17%		04/04/13	7,000,000	7,000,000

Texas Dept of Housing & Community Affairs
Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.17%		04/04/13	13,315,000	13,315,000

M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.14%		04/04/13	11,300,000	11,300,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.15%		04/04/13	5,860,000	5,860,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.14%		04/04/13	12,400,000	12,400,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.15%		04/04/13	8,295,000	8,295,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.21%		04/04/13	3,700,000	3,700,000

Texas State Univ System
Revenue Financing System RB Series 2006 (LIQ: US Bank, NA)	a	0.12%		04/04/13	19,070,000	19,070,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A (LIQ: Citibank, NA)	a	0.13%		04/04/13	3,790,000	3,790,000

GO Mobility Fund Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.12%		04/04/13	7,170,000	7,170,000

GO Mobility Fund Bonds Series 2007 (LIQ: Bank of America, NA)	a	0.12%		04/04/13	8,721,000	8,721,000

GO Mobility Fund Bonds Series 2007 (LIQ: Citibank, NA)	a	0.12%		04/04/13	5,700,000	5,700,000

Texas Highway Improvement GO Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.13%		04/04/13	2,480,000	2,480,000

Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.15%		04/04/13	5,800,000	5,800,000

Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal) Series 1999 (LOC: Wells Fargo Bank, NA)		0.19%		04/04/13	1,190,000	1,190,000

						953,921,000

Utah 0.4%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.17%		04/04/13	12,100,000	12,100,000

Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	8,985,000	8,985,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.17%		04/04/13	14,225,000	14,225,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.16%		04/04/13	9,000,000	9,000,000

Utah State Board of Regents
Student Loan RB Sr Series 2011A (LOC: Royal Bank of Canada)		0.13%		04/04/13	8,587,000	8,587,000

						52,897,000

Vermont 0.5%
Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A (LOC: CoBank, ACB)		0.17%		04/04/13	17,000,000	17,000,000

IDRB (Agri-Mark) Series 1999B (LOC: CoBank, ACB)		0.17%		04/04/13	1,000,000	1,000,000

Vermont Student Assistance Corp.
Education Loan RB Sr Series 2008B1 (LOC: Bank of New York Mellon)		0.15%		04/04/13	32,455,000	32,455,000

Education Loan RB Sr Series 2008C2 (LOC: State Street Bank & Trust Company, NA)		0.12%		04/04/13	18,575,000	18,575,000

						69,030,000

Virginia 0.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005A2		0.13%		04/04/13	10,000,000	10,000,000

Health Care RB (Inova Health) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	8,045,000	8,045,000

Health Care RB (Inova Health) Series 2012C	b	0.20%		10/24/13	20,000,000	20,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.14%		04/04/13	3,005,000	3,005,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.17%		04/04/13	3,700,000	3,700,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.24%		10/24/13	10,855,000	10,855,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.20%		10/24/13	15,925,000	15,925,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2005C1 (LIQ: Citibank, NA)	a	0.18%		04/04/13	5,100,000	5,100,000

Virginia Port Auth
Port Facilities RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	6,285,000	6,285,000

Virginia Transportation Board
Transportation Capital Projects RB Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	4,025,000	4,025,000

						86,940,000

Washington 3.1%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,855,000	7,855,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.12%		04/04/13	31,250,000	31,250,000

Sewer Refunding RB Series 2010 (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	17,035,000	17,035,000

Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.15%		04/04/13	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,950,000	6,950,000

King Cnty Housing Auth
Housing RB (Landmark Apts) Series 2002 (LOC: Bank of America, NA)		0.15%		04/04/13	15,925,000	15,925,000

RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.16%		04/04/13	4,105,000	4,105,000

Olympia
Solid Waste RB (LeMay Enterprises) Series 1999 (LOC: Bank of America, NA)		0.17%		04/04/13	2,120,000	2,120,000

Port of Seattle
RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a	0.18%		04/04/13	5,735,000	5,735,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.12%		04/04/13	8,090,000	8,090,000

Seattle Housing Auth
RB (CHHIP & HRG Projects) Series 1996 (LOC: Bank of America, NA)		0.22%		04/04/13	2,810,000	2,810,000

Univ of Washington
General Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,425,000	7,425,000

Washington
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.12%		04/04/13	5,445,000	5,445,000

GO Bonds Series 2007C (LIQ: Citibank, NA)	a	0.13%		04/04/13	23,315,000	23,315,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,000,000	4,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	7,125,000	7,125,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,000,000	5,000,000

Motor Vehicle Fuel Tax GO Bonds Series R2010C (LIQ: Citibank, NA)	a	0.13%		04/04/13	6,355,000	6,355,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: Union Bank, NA)		0.18%		04/04/13	4,980,000	4,980,000

Solid Waste Disposal RB (Specialty Chemical Products) Series 2007 (LOC: Bank of America, NA)		0.17%		04/04/13	20,800,000	20,800,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.17%		04/04/13	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.17%		04/04/13	7,235,000	7,235,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,505,000	7,505,000

RB (Multicare Health System) Series 2009A (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	5,395,000	5,395,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	10,180,000	10,180,000

RB (Providence Health & Services) Series 2012A (LIQ: Citibank, NA)	a	0.13%		04/04/13	4,270,000	4,270,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.14%		04/04/13	20,000,000	20,000,000

RB (Seattle Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	13,870,000	13,870,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.15%		04/04/13	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.15%		04/04/13	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.14%		04/04/13	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.14%		04/04/13	7,000,000	7,000,000

M/F Housing RB (Interurban Sr Living Apts) Series 2012 (LOC: US Bank, NA)		0.12%		04/04/13	7,350,000	7,350,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.14%		04/04/13	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens at Queen Anne) Series 2004A (LOC: Fannie Mae)		0.14%		04/04/13	25,180,000	25,180,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.15%		04/04/13	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.17%		04/04/13	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.14%		04/04/13	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.14%		04/04/13	19,940,000	19,940,000

M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.13%		04/04/13	5,070,000	5,070,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.15%		04/04/13	6,750,000	6,750,000

M/F Mortgage RB (Canyon Lakes) Series 1993 (LOC: Wells Fargo Bank, NA)		0.15%		04/04/13	3,445,000	3,445,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.15%		04/04/13	6,700,000	6,700,000

M/F RB (Bridgewood at Four Seasons) Series 2002A (LOC: Fannie Mae)		0.18%		04/04/13	1,000,000	1,000,000

M/F RB (Cedar Ridge Retirement) Series 2005A (LOC: Federal Home Loan Bank)		0.15%		04/04/13	4,030,000	4,030,000

M/F RB (Monticello Park) Series 2001A (LOC: Fannie Mae)		0.16%		04/04/13	1,085,000	1,085,000

Yakima Cnty
IDRB (Cowiche Growers) Series 1998 (LOC: Bank of America, NA)		0.31%		04/04/13	400,000	400,000

						429,535,000

West Virginia 0.6%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.16%		04/04/13	19,995,000	19,995,000

Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.13%		04/04/13	10,000,000	10,000,000

West Virginia Economic Development Auth
Solid Waste Disposal Facilities Refunding RB (Appalachian Power Co-Mountaineer) Series 2008A (LOC: Mizuho Corporate Bank Ltd)		0.12%		04/04/13	35,000,000	35,000,000

West Virginia Housing Development Fund
HFA Bonds Series 2008B (LIQ: Branch Banking & Trust Co)		0.14%		04/04/13	10,000,000	10,000,000

						74,995,000

Wisconsin 1.0%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.15%		04/04/13	4,430,000	4,430,000

Oostburg
IDRB (Dutchland Plastics) Series 2007 (LOC: Federal Home Loan Bank)		0.13%		04/04/13	2,888,000	2,888,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.15%		04/04/13	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.17%		04/04/13	4,070,000	4,070,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	8,455,000	8,455,000

Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.15%		04/04/13	6,620,000	6,620,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	18,835,000	18,835,000

RB (Upland Hills Health) Series 2006C (LOC: US Bank, NA)		0.12%		04/04/13	9,750,000	9,750,000

Refunding RB (Reedsburg Area Medical Center) Series 2010B (LOC: BMO Harris Bank NA)		0.12%		04/04/13	15,000,000	15,000,000

Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.13%		04/04/13	30,975,000	30,975,000

Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.18%		04/04/13	1,310,000	1,310,000

Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.17%		04/04/13	5,975,000	5,975,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.12%		04/04/13	12,000,000	12,000,000

Housing RB Series 2012C (LOC: PNC Bank NA)		0.12%		04/04/13	4,000,000	4,000,000

						134,308,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wyoming 1.1%
Gillette
Pollution Control Refunding RB (PacifiCorp) Series 1988 (LOC: Royal Bank of Scotland Plc)		0.15%		04/04/13	13,000,000	13,000,000

Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.22%		04/04/13	11,400,000	11,400,000

Wyoming Community Development Auth
Housing RB 2007 Series 1 (LIQ: Bank of America, NA)	a	0.24%		04/04/13	4,955,000	4,955,000

Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.17%		04/04/13	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.17%		04/04/13	7,000,000	7,000,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.17%		04/04/13	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.17%		04/04/13	6,000,000	6,000,000

Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.17%		04/04/13	2,000,000	2,000,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Company, NA)		0.15%		04/04/13	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Company, NA)		0.15%		04/04/13	10,000,000	10,000,000

Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Company, NA)		0.15%		04/04/13	10,000,000	10,000,000

Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Company, NA)		0.15%		04/04/13	10,000,000	10,000,000

Wyoming Student Loan Corp
Refunding RB Sr Series 2010A3 (LOC: Royal Bank of Canada)		0.12%		04/04/13	56,150,000	56,150,000

						151,505,000

Other Investments 11.7%
BlackRock Muni New York Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.22%		04/04/13	14,500,000	14,500,000

BlackRock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.22%		04/04/13	8,500,000	8,500,000

BlackRock MuniHoldings Investment Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.33%		04/04/13	44,000,000	44,000,000

BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.33%		04/04/13	67,000,000	67,000,000

BlackRock MuniHoldings New York Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.33%		04/04/13	61,100,000	61,100,000

BlackRock MuniYield Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.33%		04/04/13	92,500,000	92,500,000

BlackRock MuniYield Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.22%		04/04/13	79,000,000	79,000,000

BlackRock New York Municipal Income Quality Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.22%		04/04/13	20,000,000	20,000,000

BlackRock New York Municipal Income Trust II
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.22%		04/04/13	16,800,000	16,800,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.30%		04/04/13	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.30%		04/04/13	5,000,000	5,000,000

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.23%		04/04/13	98,000,000	98,000,000

Nuveen Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.22%		04/04/13	36,500,000	36,500,000

Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.19%		04/04/13	177,400,000	177,400,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.26%		04/04/13	80,000,000	80,000,000

Nuveen Municipal Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.22%		04/04/13	150,000,000	150,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.22%		04/04/13	30,000,000	30,000,000

Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.22%		04/04/13	20,000,000	20,000,000

Nuveen New York AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.20%		04/04/13	20,000,000	20,000,000

Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Citibank, NA)	a	0.20%		04/04/13	31,000,000	31,000,000

Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Citibank, NA)	a	0.20%		04/04/13	31,000,000	31,000,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.22%		04/04/13	29,000,000	29,000,000

Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.23%		04/04/13	20,000,000	20,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.23%		04/04/13	14,000,000	14,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.23%		04/04/13	12,000,000	12,000,000

Nuveen Premier Insured Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.22%		04/04/13	24,000,000	24,000,000

Nuveen Premier Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.22%		04/04/13	14,000,000	14,000,000

Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.22%		04/04/13	87,000,000	87,000,000

Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.23%		04/04/13	119,500,000	119,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.19%		04/04/13	115,000,000	115,000,000

Nuveen Select Quality Muncipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.22%		04/04/13	89,500,000	89,500,000

						1,611,300,000

Total Variable-Rate Securities
(Cost $9,485,909,722)						9,485,909,722

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $13,603,576,714.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,725,460,722 or 41.7% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $295,436,192 or 2.2% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47703MAR13

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.3%	Fixed-Rate Securities	1,272,277,885	1,272,277,885
66.6%	Variable-Rate Securities	2,541,709,500	2,541,709,500

99.9%	Total Investments	3,813,987,385	3,813,987,385
0.1%	Other Assets and Liabilities, Net		3,472,922

100.0%	Net Assets		3,817,460,307

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.3% of net assets

Alabama 0.8%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	6,749,000	6,749,000

Huntsville Health Care Auth
CP		0.17%		05/21/13	10,000,000	10,000,000

CP		0.18%		06/10/13	15,000,000	15,000,000

						31,749,000

Alaska 0.1%
Alaska Industrial Development & Export Auth
RB (Providence Health) Series 2003H		5.25%		10/01/13	1,450,000	1,486,108

North Slope Borough
GO Bonds Series 2011B		3.00%		06/30/13	1,000,000	1,006,748

						2,492,856

Arizona 0.3%
Glendale
Sub Lien Water & Sewer Revenue Obligations Series 2003 (ESCROW)		5.00%		07/01/13	2,000,000	2,023,700

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.27%		06/06/13	10,755,000	10,755,000

						12,778,700

California 9.0%
Cabrillo CCD
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	3,380,000	3,380,000

California
RAN 2012-2013 Series A2		2.50%		06/20/13	32,385,000	32,533,097

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.23%		04/04/13	30,000,000	30,000,000

RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		08/08/13	14,500,000	14,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.24%		06/06/13	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004I		0.24%		09/09/13	6,000,000	6,000,000

RB (Kaiser Permanente) Series 2006D		0.21%		11/01/13	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2008B		0.23%		09/05/13	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	31,275,000	31,275,000

RB (Kaiser Permanente) Series 2009B2		0.22%		10/10/13	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2009B3		0.25%		07/08/13	21,500,000	21,500,000

RB (Kaiser Permanente) Series 2009B5		0.24%		05/07/13	3,250,000	3,250,000

RB (Proposition 1A Receivables) Series 2009		4.00%		06/15/13	4,380,000	4,413,219

RB (Proposition 1A Receivables) Series 2009		5.00%		06/15/13	10,910,000	11,015,375

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	655,000	655,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,465,000	9,465,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.00%		06/01/13	4,815,000	4,852,589

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.50%		06/01/13	12,295,000	12,401,444

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.63%		06/01/13	4,560,000	4,600,424

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.25%		06/01/13	2,600,000	2,625,793

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.63%		06/01/13	1,275,000	1,288,431

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.75%		06/01/13	7,605,000	7,686,638

Tobacco Settlement Asset-Backed Bonds Series 2003A2 (ESCROW)		7.90%		06/01/13	970,000	982,310

Tobacco Settlement Asset-Backed Bonds Series 2003A3 (ESCROW)		7.88%		06/01/13	535,000	541,751

Tobacco Settlement Asset-Backed Bonds Series 2003A4 (ESCROW)		7.80%		06/01/13	850,000	860,598

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	15,200,000	15,200,000

Marin Municipal Water District
Water RB Sub Lien Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.26%		04/11/13	10,995,000	10,995,000

Sacramento
TRAN 2012		2.00%		06/28/13	18,295,000	18,373,252

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.16%		04/04/13	29,810,000	29,810,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/18/13	6,975,000	6,975,000

						345,079,921

Colorado 0.0%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		3.00%		02/01/14	500,000	510,501

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

District of Columbia 0.4%
Washington Convention & Sports Auth
Sr Lien Dedicated Tax RB Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.25%		10/17/13	16,460,000	16,460,000

Florida 1.6%
Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 2003A		5.25%		11/15/13	500,000	514,982

Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		09/12/13	12,010,000	12,010,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006C		5.00%		06/01/13	585,000	589,594

Public Education Capital Outlay Bonds Series 2007F		5.00%		06/01/13	520,000	524,050

Public Education Capital Outlay Bonds Series 2008A		5.00%		06/01/13	350,000	352,711

Public Education Capital Outlay Bonds Series 2008F		3.00%		06/01/13	500,000	502,264

Public Education Capital Outlay Refunding Bonds Series 2005C		5.00%		06/01/13	450,000	453,432

Public Education Capital Outlay Refunding Bonds Series 2012A		5.00%		06/01/13	800,000	806,298

Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health System/Sunbelt) Series 2009E		5.00%		11/15/13	1,000,000	1,029,100

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		09/19/13	5,365,000	5,365,000

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	10,105,000	10,105,000

Utility System Refunding RB Series 2009B (LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	14,790,000	14,790,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.27%		06/06/13	14,800,000	14,800,000

						61,842,431

Georgia 0.3%
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	12,195,000	12,195,000

Hawaii 0.1%
Honolulu
GO Bonds Series 2009C		4.00%		04/01/13	2,035,000	2,035,000

Illinois 1.0%
Chicago
Sales Tax RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	3,730,000	3,730,000

Illinois
Unemployment Insurance Fund Building Receipts RB Series 2012A		2.00%		06/15/13	8,000,000	8,028,157

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	5,000,000	5,000,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	9,560,000	9,560,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.30%		08/29/13	11,705,000	11,705,000

						38,023,157

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Indiana 0.4%
Indiana Finance Auth
IDRB (Midwest Fertilizer Corp) Series 2012 (ESCROW)		0.20%		07/01/13	5,000,000	5,000,449

Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2005A1		5.00%		05/01/13	2,300,000	2,308,939

Sub RB (Ascension Health) Series 2005A5		5.00%		08/01/13	1,350,000	1,371,104

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	8,730,000	8,730,000

						17,410,492

Iowa 0.8%
Iowa Finance Auth
Midwestern Disaster Area RB (Iowa Fertilizer Co) Series 2012 (ESCROW)		0.18%		04/12/13	30,000,000	30,000,000

Kentucky 0.8%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	29,995,000	29,995,000

Louisiana 0.3%
Lake Charles Harbor & Terminal District
RB (Lake Charles Clean Energy) Series 2012 (ESCROW)		0.19%		07/01/13	10,000,000	10,000,000

Massachusetts 0.2%
Haverhill
GO BAN		1.25%		09/01/13	2,300,000	2,307,962

GO BAN		1.25%		12/01/13	3,500,000	3,520,256

Massachusetts
GO Refunding Bonds Series 2011B		4.00%		07/01/13	190,000	191,730

						6,019,948

Michigan 0.9%
Michigan Finance Auth
State Aid Revenue Notes Series 2012B2 (LOC: JPMorgan Chase Bank, NA)		2.00%		08/20/13	24,000,000	24,159,929

Michigan Housing Development Auth
Rental Housing RB Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.29%		12/12/13	8,205,000	8,205,000

Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F4		1.35%		04/01/13	1,675,000	1,675,000

						34,039,929

Mississippi 0.5%
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.18%		07/10/13	17,700,000	17,700,000

Nevada 0.4%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	4,780,000	4,780,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	11,795,000	11,795,000

						16,575,000

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Jersey 0.9%
East Brunswick
BAN		1.50%		01/03/14	5,000,000	5,034,511

Fair Lawn Borough
BAN		1.00%		09/20/13	1,800,000	1,805,827

Hudson Cnty
BAN		1.00%		12/06/13	3,700,000	3,712,048

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2012O1		1.13%		12/20/13	4,300,000	4,320,125

Middlesex Cnty Improvement Auth
Capital Equipment & Improvement RB Series 2010		4.00%		09/15/13	500,000	508,380

Capital Equipment & Improvement RB Series 2011		3.00%		09/15/13	480,000	485,805

New Jersey
Equipment Lease Purchase Agreement Series 2008A		5.00%		06/15/13	5,000,000	5,048,448

GO Refunding Bonds Series N		5.50%		07/15/13	300,000	304,458

New Jersey Health Care Facilities Financing Auth
State Contract Bonds Series 2008A		5.00%		10/01/13	3,785,000	3,873,231

New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds Series 2003 (ESCROW)		6.25%		06/01/13	270,000	272,680

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005A		5.25%		12/15/13	615,000	635,926

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	6,160,000	6,160,000

Stafford Township
BAN 2012		1.50%		05/21/13	2,426,500	2,430,306

						34,591,745

New Mexico 1.0%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	12,000,000	12,000,000

Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/25/13	24,605,000	24,605,000

						36,605,000

New York 3.3%
Islip UFSD
TAN 2012-2013		0.75%		06/21/13	7,500,000	7,507,807

Long Island Power Auth
CP Notes Series CP3 (LOC: State Street Bank & Trust Company, NA)		0.18%		04/03/13	4,784,000	4,784,000

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.15%		04/05/13	10,300,000	10,300,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2004H		5.25%		11/15/13	110,000	113,365

New York City
GO Bonds Fiscal 2005 Series P		5.00%		08/01/13	100,000	101,556

New York City Municipal Water Finance Auth
Extendible CP Series 7		0.18%	05/08/13	12/09/13	4,500,000	4,500,000

Extendible CP Series 7		0.18%	05/07/13	12/20/13	13,370,000	13,370,000

New York Liberty Development Corp
Liberty Refunding RB (WTC Towers 3&4) Series 2011A (ESCROW)		0.25%		08/22/13	25,000,000	25,000,000

New York State
GO Refunding Bonds Series 2005C		5.00%		04/15/13	100,000	100,181

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Thruway Auth
BAN Series 2013A (LOC: Barclays Bank Plc)	b	1.00%	07/31/13	09/30/13	40,000,000	40,103,198

New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1		5.00%		12/15/13	125,000	129,015

Rockville Centre UFSD
TAN 2012		0.75%		06/21/13	5,000,000	5,004,880

Victor CSD
BAN 2012		0.75%		09/27/13	5,802,603	5,815,501

William Floyd UFSD
TAN 2012-2013		0.75%		06/27/13	10,000,000	10,010,463

						126,839,966

North Carolina 0.3%
North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.30%		08/01/13	10,085,000	10,085,000

Ohio 0.5%
Cuyahoga Cnty
RB (Cleveland Clinic) Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)		0.15%		04/09/13	12,165,000	12,165,000

Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure) Series 2006 (LOC: US Bank, NA)		0.50%		02/01/14	8,255,000	8,255,000

						20,420,000

Pennsylvania 0.4%
Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		08/15/13	3,495,000	3,495,000

Pennsylvania
GO Bonds First Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.22%		08/01/13	7,005,000	7,005,000

Univ of Pittsburgh
PITT Asset Notes Series 2012		2.00%		07/02/13	5,000,000	5,022,522

						15,522,522

South Carolina 1.3%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006 (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,615,000	9,615,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.17%		06/03/13	5,285,000	5,285,000

CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.17%		06/04/13	12,935,000	12,935,000

CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.17%		06/06/13	3,700,000	3,700,000

CP Series D (LIQ: Barclays Bank Plc)		0.18%		04/09/13	5,000,000	5,000,000

CP Series D (LIQ: Barclays Bank Plc)		0.17%		06/07/13	10,600,000	10,600,000

CP Series E (LIQ: TD Bank NA)		0.17%		06/04/13	713,000	713,000

Refunding Revenue Obligations Series 2006C		4.00%		01/01/14	950,000	976,399

Refunding Revenue Obligations Series 2007B		4.00%		01/01/14	550,000	565,283

						49,389,682

Tennessee 0.3%
Metro Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP Series A (LIQ: US Bank, NA)		0.17%		05/07/13	5,165,000	5,165,000

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer Revenue CP Series B (LIQ: JPMorgan Chase Bank, NA)		0.18%		05/07/13	5,000,000	5,000,000

						10,165,000

Texas 6.9%
Arlington ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: Texas Permanent School Fund)		3.00%		02/15/14	415,000	424,875

Austin
Water & Wastewater System Refunding RB Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		08/08/13	20,110,000	20,110,000

Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.15%		05/03/13	5,000,000	5,000,000

Cedar Hill ISD
Unlimited Tax GO Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/15/14	1,000,000	1,015,012

Channelview ISD
Unlimited Tax GO Refunding Bonds Series 2012 (GTY: Texas Permanent School Fund)		3.00%		08/15/13	120,000	121,142

Conroe ISD
Unlimited Tax GO Refunding Bonds Series 2006 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	100,000	103,930

Dallas
GO CP Notes Series 2010B (LIQ: US Bank, NA)		0.18%		05/01/13	15,000,000	15,000,000

GO Refunding Bonds Series 2005		5.00%		02/15/14	915,000	953,014

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.16%		04/01/13	6,500,000	6,500,000

Dallas-Fort Worth International Airport
Jt RB Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	24,830,000	24,830,000

Dickinson ISD
Unlimited Tax GO Bonds Series 2008A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)		0.47%		08/01/13	7,030,000	7,030,000

Fort Bend ISD
Unlimited Refunding GO Bonds Series 2004A (GTY: Texas Permanent School Fund)		5.25%		08/15/13	150,000	152,699

Frisco ISD
Unlimited Tax GO & Refunding Bonds Series 2005C (GTY: Texas Permanent School Fund)		5.00%		08/15/13	400,000	406,896

Harris Cnty
Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.25%		10/31/13	12,890,000	12,890,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.23%		06/05/13	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/13	40,000,000	40,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.24%		04/03/13	7,000,000	7,000,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Contractual Obligations Series 2010A		4.00%		11/01/13	1,130,000	1,154,189

Houston
Combined Utility System First Lien Refunding RB Series 2005A		5.00%		11/15/13	350,000	359,905

CP Series B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		05/07/13	10,000,000	10,000,000

First Lien Refunding RB Series 2004A		5.25%		05/15/13	475,000	477,917

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	150,000	156,100

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Jefferson Cnty IDC
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		06/25/13	38,700,000	38,700,000

Judson ISD
Unlimited Tax Refunding Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/01/14	610,000	618,697

Lake Travis ISD
Unlimited Tax Refunding Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/15/14	715,000	725,939

Lewisville ISD
Unlimited Tax GO Refunding Bonds Series 2012A (GTY: Texas Permanent School Fund)		3.00%		08/15/13	175,000	176,693

Loraine ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund)		3.00%		02/15/14	435,000	445,039

Manor ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund)		3.75%		08/01/13	100,000	101,104

Unlimited Tax Refunding Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		08/01/13	445,000	447,546

Pampa ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund)		4.00%		08/15/13	100,000	101,320

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	7,615,000	7,615,000

Plano ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	645,000	671,271

San Antonio
Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.17%		05/01/13	6,000,000	6,000,000

Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.17%		06/04/13	6,000,000	6,000,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/14	110,000	114,227

Electric & Gas Systems Refunding RB New Series 2002		5.38%		02/01/14	500,000	521,195

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.26%		04/11/13	9,038,000	9,038,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		06/04/13	2,000,000	2,000,000

Water System Refunding RB Series 2011A		3.00%		05/15/13	650,000	652,113

San Marcos Consolidated ISD
Unlimited Tax GO Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		08/01/13	200,000	203,035

Socorro ISD
Unlimited Tax GO Bonds Series 2005A (GTY: Texas Permanent School Fund)		5.00%		08/15/13	105,000	106,800

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.30%		07/05/13	17,555,000	17,555,000

Texas
TRAN Series 2012		2.50%		08/30/13	1,650,000	1,664,686

Water Financial Assistance GO Bonds Series 2010B		5.00%		08/01/13	600,000	609,559

Texas Public Finance Auth
GO Refunding Bonds Series 1997		0.21%		10/01/13	2,585,000	2,582,279

GO Refunding Bonds Series 1998B		0.40%		10/01/13	300,000	299,398

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
United ISD
Unlimited Tax Refunding Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		08/15/13	250,000	254,353

						262,888,933

Washington 0.4%
Washington
GO Bonds Series 2005C		0.32%		06/01/13	125,000	124,933

GO Bonds Series 2005C		0.35%		06/01/13	200,000	199,883

GO Bonds Series 2010C		5.00%		08/01/13	250,000	253,891

GO Refunding Bonds Series R2006A		5.00%		07/01/13	150,000	151,741

GO Refunding Bonds Series R2010B		5.00%		01/01/14	100,000	103,453

GO Refunding Bonds Series R2011B		4.00%		07/01/13	355,000	358,211

Motor Vehicle Fuel Tax GO Bonds Series 2004F		0.54%		12/01/13	130,000	129,524

Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/13	300,000	303,558

Motor Vehicle Fuel Tax GO Bonds Series 2012B2		4.00%		08/01/13	240,000	242,908

Washington Health Care Facilities Auth
RB (Fred Hutchinson Cancer Research Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	14,995,000	14,995,000

						16,863,102

Wisconsin 0.1%
Wisconsin
GO CP Notes (LIQ: Bank of New York Mellon)		0.15%		05/06/13	4,000,000	4,000,000

Total Fixed-Rate Securities
(Cost $1,272,277,885)						1,272,277,885

Variable-Rate Securities 66.6% of net assets

Alabama 6.0%
Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.12%		04/04/13	11,190,000	11,190,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.12%		04/04/13	38,765,000	38,765,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.15%		04/04/13	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.16%		04/04/13	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.20%		04/04/13	8,965,000	8,965,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1999C		0.15%		04/01/13	18,000,000	18,000,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Svenska Handelsbanken AB)		0.16%		04/04/13	30,000,000	30,000,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.17%		04/04/13	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.12%		04/04/13	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: JPMorgan Chase Bank, NA)		0.17%		04/04/13	30,000,000	30,000,000

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)		0.12%		04/04/13	25,000,000	25,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011I (LOC: Bank of Nova Scotia)		0.12%		04/04/13	12,000,000	12,000,000

						228,755,000

Alaska 0.2%
Alaska Housing Finance Corp
General Housing Purpose Bonds Series 2005B (LIQ: US Bank, NA)	a	0.12%		04/04/13	4,405,000	4,405,000

Valdez
Marine Terminal Refunding RB (BP Pipelines) Series 2003B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	3,200,000	3,200,000

						7,605,000

Arizona 0.3%
Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	6,695,000	6,695,000

Greater Arizona Development Auth
Infrastructure RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	2,670,000	2,670,000

						9,365,000

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		04/04/13	8,000,000	8,000,000

California 3.7%
Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.12%		04/04/13	8,870,000	8,870,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.17%		04/04/13	3,600,000	3,600,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.12%		04/04/13	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.15%		04/04/13	11,915,000	11,915,000

California Statewide Communities Development Auth
RB (Sea Crest School) Series 2008 (LOC: Comerica Bank)		0.24%		04/04/13	4,290,000	4,290,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.18%		04/04/13	5,515,000	5,515,000

East Bay Municipal Utility District
Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.12%		04/04/13	10,000,000	10,000,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.15%		04/04/13	8,700,000	8,700,000

Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	17,480,000	17,480,000

Los Angeles Cnty Sanitation Districts Financing Auth
Capital Projects Sub RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Deutsche Bank AG)	a	0.20%		04/04/13	6,455,000	6,455,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,925,000	7,925,000

Los Angeles USD
GO Bonds Series 2009D&2009I (LIQ: Citibank, NA)	a	0.15%		04/04/13	13,005,000	13,005,000

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Wastewater System
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.14%		04/04/13	4,185,000	4,185,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	2,000,000	2,000,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	15,200,000	15,200,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	3,210,000	3,210,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.23%		04/04/13	10,345,000	10,345,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	2,025,000	2,025,000

						140,005,000

Colorado 2.4%
Buffalo Ridge Metropolitan District
GO Refunding Bonds Series 2009 (LOC: US Bank, NA)		0.13%		04/04/13	9,100,000	9,100,000

Colorado Educational & Cultural Facilities Auth
RB (Northwestern College) Series 2008A (LOC: BMO Harris Bank NA)		0.13%		04/04/13	6,300,000	6,300,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C3 (LIQ: Citibank, NA)	a	0.15%		04/04/13	13,015,000	13,015,000

RB (Catholic Health Initiatives) Series 2006C5 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	12,495,000	12,495,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Wells Fargo Bank, NA)		0.13%		04/04/13	11,850,000	11,850,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	5,815,000	5,815,000

Meridian Ranch Metropolitan District
Limited Tax GO Refunding Bonds Series 2009 (LOC: US Bank, NA)		0.13%		04/04/13	3,080,000	3,080,000

Park 70 Metropolitan District
GO Bonds Series 2008 (LOC: US Bank, NA)		0.13%		04/04/13	5,690,000	5,690,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.13%		04/04/13	900,000	900,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.19%		04/04/13	10,000,000	10,000,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.14%		04/04/13	8,000,000	8,000,000

Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.12%		04/04/13	6,135,000	6,135,000

						92,380,000

District of Columbia 1.8%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	8,337,000	8,337,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.16%		04/04/13	3,305,000	3,305,000

District of Columbia HFA
M/F Housing RB (The Yards/D Building) Series 2012 (LOC: Federal Home Loan Bank)		0.15%		04/04/13	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: Citibank, NA)	a	0.14%		04/04/13	18,590,000	18,590,000

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.15%		04/04/13	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	10,860,000	10,860,000

Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.12%		04/04/13	14,495,000	14,495,000

						69,197,000

Florida 3.4%
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ) Series 2006 (LOC: Comerica Bank)		0.15%		04/01/13	10,510,000	10,510,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.14%		04/04/13	6,335,000	6,335,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.12%		04/04/13	9,980,000	9,980,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G (LIQ: Citibank, NA)	a	0.14%		04/04/13	3,375,000	3,375,000

JEA
Electric System RB Series Three 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,220,000	6,220,000

Miami-Dade Cnty
Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.14%		04/04/13	7,640,000	7,640,000

Miami-Dade Cnty IDA
RB (Univ of Miami Life Science & Technology Park) Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	20,000,000	20,000,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	b	0.23%		10/24/13	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.14%		04/04/13	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.16%		04/04/13	3,385,000	3,385,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	2,275,000	2,275,000

South Florida Water Management District
COP Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,000,000	4,000,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	21,995,000	21,995,000

Tallahassee Energy System
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.14%		04/04/13	9,705,000	9,705,000

Univ of South Florida Research Foundation
RB Series 2004A (LOC: Bank of America, NA)		0.15%		04/04/13	12,455,000	12,455,000

						127,875,000

Georgia 1.1%
Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.23%		04/04/13	25,000,000	25,000,000

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.16%		04/01/13	9,920,000	9,920,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.16%		04/01/13	780,000	780,000

Georgia
GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.14%		04/04/13	4,901,000	4,901,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.16%		04/01/13	3,000,000	3,000,000

						43,601,000

Hawaii 0.6%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	7,795,000	7,795,000

Hawaii State Housing Finance & Development Corp
M/F Housing RB (Ko’oloa ’ula Apts) Series 2012B (LOC: Federal Home Loan Bank)		0.12%		04/04/13	4,900,000	4,900,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.12%		04/04/13	10,000,000	10,000,000

						22,695,000

Idaho 0.3%
Shoshone Cnty Industrial Develoment Corp
Recovery Zone Facility RB (Essential Metals Corp) Series 2010A (LOC: Bank of Montreal)		0.17%		04/04/13	11,600,000	11,600,000

Illinois 7.2%
Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.16%		04/04/13	9,050,000	9,050,000

Bloomington-Normal Airport Auth
GO Bonds (Central Illinois Regional Airport) Series 2012 (LOC: Northern Trust Co)		0.16%		04/04/13	5,000,000	5,000,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.38%		04/04/13	7,425,000	7,425,000

Chicago
General Airport (O’Hare) Third Lien RB Series 2005D (LOC: Barclays Bank Plc)		0.13%		04/04/13	4,500,000	4,500,000

GO Bonds (City Colleges of Chicago) Series 1999 (LIQ: Deutsche Bank AG)	a	0.18%		04/04/13	5,305,000	5,305,000

GO Project & Refunding Bonds Series 2007A (LIQ: Barclays Bank Plc)	a	0.16%		04/04/13	15,000,000	15,000,000

GO Project & Refunding Bonds Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		04/04/13	5,000,000	5,000,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.23%		04/04/13	2,095,000	2,095,000

GO Refunding Bonds Series 2008C (LIQ: Citibank, NA)	a	0.15%		04/04/13	4,000,000	4,000,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	13,795,000	13,795,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.20%		04/04/13	975,000	975,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Advocate Health Care Network) Series 2008C2B (LIQ: JPMorgan Chase Bank, NA)		0.13%		04/04/13	8,750,000	8,750,000

RB (Advocate Health Care Network) Series 2012 (LIQ: Deutsche Bank AG)	a	0.15%		04/04/13	33,820,000	33,820,000

RB (Advocate Health Care) Series 2011B	b	0.24%		10/24/13	11,900,000	11,900,000

RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.13%		04/04/13	20,000,000	20,000,000

RB (Elim Christian Services) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.17%		04/04/13	14,400,000	14,400,000

RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.13%		04/04/13	4,750,000	4,750,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.14%		04/04/13	15,635,000	15,635,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.12%		04/04/13	4,355,000	4,355,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.14%		04/04/13	1,220,000	1,220,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.14%		04/04/13	2,500,000	2,500,000

RB (Lake Forest Country Day School) Series 2005 (LOC: Northern Trust Co)		0.14%		04/04/13	3,000,000	3,000,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.18%		04/04/13	4,700,000	4,700,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	18,945,000	18,945,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		04/04/13	7,670,000	7,670,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	4,895,000	4,895,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.19%		04/04/13	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.19%		04/04/13	6,665,000	6,665,000

GO Bonds Series 2003A (LIQ: Citibank, NA)	a	0.13%		04/04/13	8,330,000	8,330,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.14%		04/04/13	9,900,000	9,900,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.18%		04/04/13	12,985,000	12,985,000

						275,170,000

Indiana 1.8%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.13%		04/04/13	28,500,000	28,500,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	10,000,000	10,000,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	8,500,000	8,500,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		04/04/13	7,050,000	7,050,000

Indiana Health Facility Financing Auth
RB (Memorial Hospital) Series 2004A (LOC: PNC Bank NA)		0.14%		04/04/13	15,180,000	15,180,000

						69,230,000

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Iowa 3.4%
Iowa Finance Auth
Health Facility RB (Kahl Home) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.14%		04/04/13	24,750,000	24,750,000

Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.18%		04/04/13	16,000,000	16,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.17%		04/04/13	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.14%		04/04/13	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.13%		04/04/13	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.13%		04/04/13	12,800,000	12,800,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.17%		04/04/13	15,000,000	15,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003 (LOC: Bank of America, NA)		0.17%		04/04/13	7,325,000	7,325,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	9,000,000	9,000,000

						131,375,000

Kansas 0.1%
Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.12%		04/04/13	5,375,000	5,375,000

Kentucky 0.4%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B3	b	0.22%		10/24/13	14,300,000	14,300,000

Louisiana 0.9%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.24%		04/04/13	15,000,000	15,000,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (LIQ: Citibank, NA)	a	0.14%		04/04/13	5,975,000	5,975,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.16%		04/04/13	6,387,500	6,387,500

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.16%		04/04/13	3,460,000	3,460,000

RB (Main St Holdings of Tammany) Series 2006A (LOC: Federal Home Loan Bank)		0.16%		04/04/13	5,235,000	5,235,000

						36,057,500

Maine 0.3%
Maine Finance Auth
RB (Foxcroft Academy) Series 2008 (LOC: TD Bank NA)		0.12%		04/04/13	12,000,000	12,000,000

Maryland 1.1%
Maryland Health & Higher Educational Facilities Auth
RB (Ascension Health) Series 2012B (LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	5,000,000	5,000,000

RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	7,620,000	7,620,000

 15

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Maryland Industrial Development Financing Auth
RB (McDonogh School) Series 2005 (LOC: Manufacturers & Traders Trust Co)		0.14%		04/04/13	9,465,000	9,465,000

Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.14%		04/04/13	4,445,000	4,445,000

RB (George Meany Center For Labor Studies) Series 2004 (LOC: Bank of America, NA)		0.17%		04/04/13	5,200,000	5,200,000

Washington Cnty
RB Series 2003E (LOC: PNC Bank NA)		0.13%		04/04/13	9,900,000	9,900,000

						41,630,000

Massachusetts 0.5%
Massachusetts
GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,880,000	4,880,000

Massachusetts Bay Transportation Auth
Assessment Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	1,200,000	1,200,000

Sr Sales Tax Bonds Series 2010A	b	0.21%		10/24/13	4,235,000	4,235,000

Massachusetts Development Finance Agency
RB (Eaglebrook School) Series 2007 (LOC: Bank of America, NA)		0.18%		04/04/13	2,600,000	2,600,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	4,965,000	4,965,000

						17,880,000

Michigan 2.1%
Grand Rapids
Sanitary Sewer System RB Series 2004 (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	9,140,000	9,140,000

Michigan Finance Auth
Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.13%		04/04/13	13,335,000	13,335,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.13%		04/04/13	3,900,000	3,900,000

Michigan Housing Development Auth
Rental Housing RB Series 2009A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	5,635,000	5,635,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2005A3 (LIQ: Citibank, NA)	a	0.13%		04/04/13	2,540,000	2,540,000

RB (Ascension Health) Series 2010	b	0.21%		10/24/13	11,200,000	11,200,000

Refunding RB (Trinity Health) Series 2008C (LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	5,000,000	5,000,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.12%		04/04/13	9,500,000	9,500,000

Limited Obligation RB (Legal Aid & Defender Assoc) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.14%		04/04/13	11,250,000	11,250,000

Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital) Series 2001 (LOC: Comerica Bank)		0.16%		04/04/13	9,500,000	9,500,000

						81,000,000

Minnesota 0.2%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.13%		04/04/13	3,745,000	3,745,000

16

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Roseville
Private School Facility RB (Northwestern College) Series 2002 (LOC: BMO Harris Bank NA)		0.13%		04/04/13	4,060,000	4,060,000

						7,805,000

Mississippi 1.0%
Mississippi Business Finance Corp
RB (200 Renaissance) Series 2008 (LOC: Federal Home Loan Bank)		0.12%		04/04/13	11,510,000	11,510,000

RB (PSL North America) Series 2007A (LOC: Wells Fargo Bank, NA)		0.14%		04/04/13	18,000,000	18,000,000

Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	10,000,000	10,000,000

						39,510,000

Missouri 1.2%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004 (LOC: Citibank, NA)		0.14%		04/04/13	29,560,000	29,560,000

Missouri Health & Educational Facilities Auth
RB (Ascension Health) Series 2008C4		0.12%		04/04/13	8,500,000	8,500,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.15%		04/04/13	6,195,000	6,195,000

						44,255,000

Nebraska 1.3%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.13%		04/04/13	21,000,000	21,000,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.24%		04/04/13	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.17%		04/04/13	5,000,000	5,000,000

						51,000,000

Nevada 0.8%
Clark Cnty
Economic Development Refunding RB (Bishop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.17%		04/04/13	8,465,000	8,465,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	10,000,000	10,000,000

Las Vegas Valley Water District
Water Limited Tax GO Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	1,000,000	1,000,000

Truckee Meadows Water Auth
Water Refunding RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		04/04/13	12,445,000	12,445,000

						31,910,000

 17

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Hampshire 0.3%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.20%		04/04/13	9,500,000	9,500,000

New Jersey 0.3%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	100,000	100,000

New Jersey Economic Development Auth
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	8,520,000	8,520,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	2,600,000	2,600,000

						11,220,000

New York 3.8%
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.13%		04/04/13	3,590,000	3,590,000

New York City
GO Bonds Fiscal 2009 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	1,495,000	1,495,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.14%		04/04/13	11,325,000	11,325,000

GO Bonds Fiscal 2013 Series F3 (LIQ: Bank of America, NA)		0.15%		04/01/13	5,120,000	5,120,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,620,000	3,620,000

New York City Municipal Water Finance Auth
Water & Sewer RB Fiscal 2005 Series B (LIQ: Citibank, NA)	a	0.14%		04/04/13	11,495,000	11,495,000

Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,845,000	7,845,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.15%		04/04/13	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,795,000	7,795,000

Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.14%		04/04/13	7,000,000	7,000,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	1,445,000	1,445,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.13%		04/04/13	2,970,000	2,970,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.16%		04/04/13	12,300,000	12,300,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	2,500,000	2,500,000

Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,850,000	3,850,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	26,455,000	26,455,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.13%		04/04/13	4,000,000	4,000,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.16%		04/04/13	3,625,000	3,625,000

18

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2007C (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	12,580,000	12,580,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	2,800,000	2,800,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.13%		04/04/13	525,000	525,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.22%		04/04/13	6,020,000	6,020,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,580,000	3,580,000

						143,215,000

North Carolina 1.1%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	1,000,000	1,000,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.22%		10/24/13	9,315,000	9,315,000

North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	3,500,000	3,500,000

North Carolina Capital Facilities Finance Agency
Educational Facilities RB (Sterling Montessori Academy & Charter School) Series 2010 (LOC: Branch Banking & Trust Co)		0.13%		04/04/13	9,905,000	9,905,000

RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.14%		04/04/13	7,095,000	7,095,000

North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina) Series 2008B2 (LOC: Branch Banking & Trust Co)		0.13%		04/04/13	7,015,000	7,015,000

Hospital Refunding RB (Cone Health) Series 2011B	b	0.24%		10/24/13	5,000,000	5,000,000

						42,830,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.13%		04/04/13	7,000,000	7,000,000

Ohio 0.2%
Franklin Cnty
RB (Children’s Hospital) Series 1992B (LIQ: JPMorgan Chase Bank, NA)		0.23%		04/04/13	1,700,000	1,700,000

Ohio
Hospital RB (Cleveland Clinic) Series 2012A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	5,625,000	5,625,000

						7,325,000

Oregon 0.1%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.13%		04/04/13	3,000,000	3,000,000

 19

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Pennsylvania 1.8%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010C (LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	7,000,000	7,000,000

Chester Cnty Industrial Dev Auth
Student Housing RB Series 2008A2 (LOC: TD Bank NA)		0.12%		04/04/13	5,000,000	5,000,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.14%		04/04/13	4,000,000	4,000,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,000,000	5,000,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	6,760,000	6,760,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.15%		04/04/13	8,345,000	8,345,000

Pennsylvania
GO Bonds Third Refunding Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	1,200,000	1,200,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.16%		04/04/13	3,000,000	3,000,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.13%		04/04/13	6,905,000	6,905,000

Sub Special RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	1,160,000	1,160,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.20%		04/04/13	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.20%		04/04/13	5,710,000	5,710,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.13%		04/04/13	2,400,000	2,400,000

Univ of Pittsburgh
Capital Project Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.15%		04/04/13	6,665,000	6,665,000

Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	290,000	290,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.13%		04/04/13	1,700,000	1,700,000

						67,835,000

Puerto Rico 1.4%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A & Sr Series 2009C (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	14,250,000	14,250,000

Sales Tax RB Series 2007A (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	21,900,000	21,900,000

Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	610,000	610,000

Sales Tax RB Series 2009A (LIQ: Citibank, NA)	a	0.15%		04/04/13	13,095,000	13,095,000

Sales Tax RB Sr Series 2011C (LIQ: Royal Bank of Canada)	a	0.13%		04/04/13	4,000,000	4,000,000

						53,855,000

20

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Rhode Island 0.4%
Narrangansett Bay Commission
Wastewater System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.15%		04/04/13	16,720,000	16,720,000

South Carolina 0.5%
Cherokee Cnty
IDRB (Newark Electronics Division of D-A Lubricant) Series 1985 (LOC: Bank of America, NA)		0.46%		04/04/13	6,500,000	6,500,000

South Carolina Public Service Auth
Revenue Obligations Refunding Series 2011C (LIQ: Royal Bank of Canada)	a	0.15%		04/04/13	3,750,000	3,750,000

Revenue Obligations Series 2007A (LIQ: Citibank, NA)	a	0.14%		04/04/13	6,780,000	6,780,000

						17,030,000

Tennessee 1.8%
Blount Cnty Public Building Auth
Local Government Bonds Series E9A (LOC: Branch Banking & Trust Co)		0.14%		04/04/13	8,210,000	8,210,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	11,295,000	11,295,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.17%		04/04/13	7,430,000	7,430,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.16%		04/04/13	16,200,000	16,200,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2001A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	17,855,000	17,855,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.17%		04/04/13	3,935,000	3,935,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.17%		04/04/13	3,800,000	3,800,000

						68,725,000

Texas 6.8%
Beaumont ISD
Unlimited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	3,345,000	3,345,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.14%		04/04/13	7,600,000	7,600,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	2,500,000	2,500,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,465,000	4,465,000

Del Valle ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	20,045,000	20,045,000

El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation Series 2005 (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	9,570,000	9,570,000

 21

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	6,125,000	6,125,000

Toll Road Sr Lien Refunding RB Series 2012C (LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	9,245,000	9,245,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	6,000,000	6,000,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.16%		04/04/13	5,500,000	5,500,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	7,745,000	7,745,000

Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	4,500,000	4,500,000

Houston
First Lien RB Series 2011D (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,500,000	7,500,000

First Lien Refunding RB Series 2005 (LIQ: US Bank, NA)	a	0.12%		04/04/13	17,225,000	17,225,000

Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	7,465,000	7,465,000

Houston Community College System
Maintenance Tax Notes Series 2008 (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	4,100,000	4,100,000

Lake Travis ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	7,440,000	7,440,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.15%		04/04/13	8,050,000	8,050,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	7,500,000	7,500,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.14%		04/04/13	1,180,000	1,180,000

New Caney ISD
Unlimited Tax Bonds Series 2006 (GTY: Texas Permanent School Fund /LIQ: Credit Suisse AG)	a	0.12%		04/04/13	6,595,000	6,595,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.12%		04/04/13	8,335,000	8,335,000

Northside ISD
Unlimited Tax GO Bonds Series 2007B (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	5,215,000	5,215,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.12%		04/04/13	28,335,000	28,335,000

Plano ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	1,630,000	1,630,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.15%		04/04/13	20,000,000	20,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.15%		04/04/13	10,000,000	10,000,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	15,000,000	15,000,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.16%		04/04/13	5,625,000	5,625,000

22

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.15%		04/04/13	1,500,000	1,500,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.17%		04/04/13	3,625,000	3,625,000

Texas Transportation Commission
Texas Highway Improvement GO Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	2,195,000	2,195,000

Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.16%		04/04/13	5,540,000	5,540,000

						260,695,000

Utah 0.8%
South Valley Sewer District
Sewer RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.15%		04/04/13	6,055,000	6,055,000

Utah Cnty
Hospital RB (IHC Health Services) Series 2002C (LIQ: US Bank, NA)		0.11%		04/04/13	10,000,000	10,000,000

Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.17%		04/04/13	6,250,000	6,250,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.14%		04/04/13	7,230,000	7,230,000

						29,535,000

Virginia 0.8%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	4,000,000	4,000,000

Health Care RB (Inova Health) Series 2012C	b	0.20%		10/24/13	7,500,000	7,500,000

Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	2,600,000	2,600,000

Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	3,330,000	3,330,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.24%		10/24/13	9,200,000	9,200,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.14%		04/04/13	4,599,000	4,599,000

						31,229,000

Washington 2.0%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	3,010,000	3,010,000

Pierce Cnty
Sewer RB 2012 (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	12,075,000	12,075,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.17%		04/04/13	4,680,000	4,680,000

Univ of Washington
General Refunding RB Series 2012A (LIQ: Barclays Bank Plc)	a	0.15%		04/04/13	5,600,000	5,600,000

Washington
GO Refunding Bonds Series R2013C (LIQ: Citibank, NA)	a	0.13%		04/04/13	4,000,000	4,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	3,130,000	3,130,000

 23

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	5,000,000	5,000,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.14%		04/04/13	30,000,000	30,000,000

Washington State Housing Finance Commission
Nonprofit RB (Bush School) Series 2006 (LOC: Bank of America, NA)		0.15%		04/04/13	7,940,000	7,940,000

						75,435,000

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	15,530,000	15,530,000

Wisconsin 1.2%
Milwaukee Redevelopment Auth
Refunding RB (YMCA of Metropolitan Milwaukee) Series 2010 (LOC: BMO Harris Bank NA)		0.12%		04/04/13	18,835,000	18,835,000

Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.15%		04/04/13	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2010A (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	8,000,000	8,000,000

RB (Community Health Network) Series 2004B (LOC: Federal Home Loan Bank)		0.12%		04/04/13	4,060,000	4,060,000

Refunding RB (Concordia Univ) Series 2009 (LOC: JPMorgan Chase Bank, NA)		0.13%		04/04/13	2,260,000	2,260,000

Refunding RB (Lawrence Univ) Series 2009 (LOC: JPMorgan Chase Bank, NA)		0.13%		04/04/13	1,850,000	1,850,000

						47,505,000

Wyoming 0.4%
Gillette
Pollution Control Refunding RB (PacifiCorp) Series 1988 (LOC: Royal Bank of Scotland Plc)		0.15%		04/04/13	8,200,000	8,200,000

Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1988B (LOC: Royal Bank of Scotland Plc)		0.16%		04/01/13	2,000,000	2,000,000

Wyoming Student Loan Corp
Refunding RB Sr Series 2010A3 (LOC: Royal Bank of Canada)		0.12%		04/04/13	3,750,000	3,750,000

						13,950,000

Total Variable-Rate Securities
(Cost $2,541,709,500)						2,541,709,500

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $3,813,987,385.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,714,089,000 or 44.9% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $117,753,198 or 3.1% of net assets.

24

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 25

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47707MAR13

26

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund®

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.0%	Fixed-Rate Securities	672,863,894	672,863,894
66.3%	Variable-Rate Securities	1,353,900,000	1,353,900,000

99.3%	Total Investments	2,026,763,894	2,026,763,894
0.7%	Other Assets and Liabilities, Net		14,963,349

100.0%	Net Assets		2,041,727,243

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.0% of net assets

New York 33.0%
Albany Cnty
TAN 2012		2.50%		05/15/13	13,500,000	13,537,555

Amityville UFSD
TAN 2012-2013		0.75%		06/21/13	12,000,000	12,012,486

Cheektowaga
BAN 2012		1.00%		07/18/13	12,735,000	12,761,264

Eastport South Manor CSD
TAN 2012-2013		1.25%		06/21/13	11,250,000	11,273,161

Harborfields CSD of Greenlawn
TAN 2012-2013		1.00%		06/21/13	11,200,000	11,219,440

Ithaca
BAN Series 2012		1.00%		08/02/13	12,565,512	12,595,022

Manhasset UFSD
TAN Series 2012-2013		1.00%		06/20/13	12,000,000	12,020,359

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2006A		5.00%		11/15/13	110,000	113,161

Dedicated Tax Fund Refunding Bonds Series 2011A		4.00%		11/15/13	490,000	501,183

Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.15%		04/05/13	22,700,000	22,700,000

Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.14%		04/11/13	16,190,000	16,190,000

State Service Contract Bonds Series 2002B		5.50%		07/01/13	1,180,000	1,195,752

Transportation Revenue BAN Series CP2C (LOC: Royal Bank of Canada)		0.13%		04/04/13	20,000,000	20,000,000

Miller Place UFSD
TAN 2012-2013		1.00%		06/27/13	10,200,000	10,217,968

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2004H		5.25%		11/15/13	100,000	103,031

Sales Tax Secured Bonds Series 2009A		5.00%		11/15/13	100,000	102,904

 1

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City
GO Bonds Fiscal 2004 Series G		5.00%		08/01/13	1,350,000	1,371,277

GO Bonds Fiscal 2004 Series I		5.00%		08/01/13	1,005,000	1,020,566

GO Bonds Fiscal 2005 Series G		5.00%		12/01/13	150,000	154,659

GO Bonds Fiscal 2005 Series P		5.00%		08/01/13	135,000	137,069

GO Bonds Fiscal 2006 Series A		5.00%		08/01/13	350,000	355,556

GO Bonds Fiscal 2006 Series C		3.63%		08/01/13	260,000	262,817

GO Bonds Fiscal 2006 Series C (ESCROW)		3.63%		08/01/13	125,000	126,354

GO Bonds Fiscal 2006 Series G		5.00%		08/01/13	1,590,000	1,615,089

GO Bonds Fiscal 2007 Series A		4.50%		08/01/13	300,000	304,188

GO Bonds Fiscal 2007 Series A		5.00%		08/01/13	1,000,000	1,015,731

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/14	160,000	165,477

GO Bonds Fiscal 2008 Series A1		4.00%		08/01/13	200,000	202,401

GO Bonds Fiscal 2008 Series A1		4.50%		08/01/13	265,000	268,567

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/13	325,000	330,103

GO Bonds Fiscal 2008 Series E		5.00%		08/01/13	900,000	914,276

GO Bonds Fiscal 2008 Series H		4.00%		08/01/13	100,000	101,177

GO Bonds Fiscal 2008 Series K		4.00%		08/01/13	100,000	101,202

GO Bonds Fiscal 2009 Series A1		5.00%		08/15/13	250,000	254,280

GO Bonds Fiscal 2009 Series B1		3.00%		09/01/13	250,000	252,710

GO Bonds Fiscal 2009 Series C		5.00%		08/01/13	1,715,000	1,741,444

GO Bonds Fiscal 2009 Series D		4.00%		08/01/13	500,000	506,045

GO Bonds Fiscal 2009 Series K		5.00%		08/01/13	500,000	508,003

GO Bonds Fiscal 2010 Series C		5.00%		08/01/13	590,000	599,160

GO Bonds Fiscal 2010 Series E		3.00%		08/01/13	70,000	70,612

GO Bonds Fiscal 2010 Series E		5.00%		08/01/13	445,000	451,900

GO Bonds Fiscal 2010 Series E (ESCROW)		3.00%		08/01/13	475,000	479,403

GO Bonds Fiscal 2010 Series F		5.00%		08/01/13	340,000	345,220

GO Bonds Fiscal 2010 Series F (ESCROW)		5.00%		08/01/13	35,000	35,537

GO Bonds Fiscal 2011 Series B		5.00%		08/01/13	860,000	873,375

GO Bonds Fiscal 2011 Series G		3.00%		08/01/13	375,000	378,211

GO Bonds Fiscal 2012 Series B		2.50%		08/01/13	1,250,000	1,259,342

GO Bonds Fiscal 2012 Series B		4.00%		08/01/13	200,000	202,434

New York City Housing Development Corp
M/F Housing RB Series 2009H2		0.25%		06/28/13	6,640,000	6,640,000

M/F Housing RB Series 2010D1A		2.05%		05/01/13	20,000	20,026

M/F Housing RB Series 2012D1A (LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	19,995,000	19,995,000

M/F Housing RB Series 2012H		0.25%		05/01/13	1,455,000	1,455,000

M/F Housing RB Series 2012H		0.35%		11/01/13	1,875,000	1,875,000

M/F Housing RB Series 2012M		0.20%		10/01/13	15,200,000	15,200,000

New York City Municipal Water Finance Auth
Extendible CP Series 7		0.18%	05/08/13	12/09/13	23,000,000	23,000,000

Extendible CP Series 7		0.18%	05/07/13	12/20/13	11,470,000	11,470,000

Water & Sewer System 2nd General Resolution RB Series 2010BB		5.00%		06/15/13	300,000	302,805

Water & Sewer System RB Fiscal 2006 Series BB		5.00%		06/15/13	125,000	126,173

Water & Sewer System RB Fiscal 2008 Series C		3.00%		06/15/13	300,000	301,601

Water & Sewer System RB Fiscal 2008 Series C		5.00%		06/15/13	455,000	459,338

Water & Sewer System RB Fiscal 2010 Series BB		3.00%		06/15/13	100,000	100,534

2

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2		5.00%		01/15/14	100,000	103,639

Building Aid RB Fiscal 2009 Series S4 (GTY/LIQ: Wells Fargo & Co)	a	0.27%		05/09/13	12,535,000	12,535,000

Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	15,645,000	15,645,000

Future Tax Secured Refunding Bonds Fiscal 2004 Series D2		5.00%		11/01/13	150,000	154,020

Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/13	400,000	410,851

Future Tax Secured Sub Bonds Fiscal 2010I2		4.00%		11/01/13	250,000	255,266

Future Tax Secured Sub Bonds Fiscal 2011 Series E	a	5.00%		11/01/13	300,000	308,070

Future Tax Secured Sub Bonds Fiscal 2012 Series A		2.00%		11/01/13	200,000	201,724

Future Tax Secured Sub Bonds Fiscal 2012 Series A		4.00%		11/01/13	620,000	633,142

Future Tax Sr Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/13	550,000	564,726

New York State
GO Refunding Bonds Series 2005C		5.00%		04/15/13	1,000,000	1,001,673

GO Refunding Bonds Series 2006C		3.63%		04/15/13	100,000	100,125

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		3.00%		07/01/13	450,000	452,885

Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/13	2,010,000	2,028,437

Consolidating Service Contract Refunding RB Series 2010		5.00%		07/01/13	200,000	202,309

CP (Cornell Univ)		0.15%		06/05/13	11,140,000	11,140,000

Mental Health Services Facilities Improvement RB Series 2007C		4.00%		02/15/14	100,000	103,126

Mental Health Services Facilities RB Series 2005D1		5.00%		08/15/13	2,400,000	2,441,851

Mental Health Services Facilities RB Series 2007C		5.00%		08/15/13	500,000	508,732

Mental Health Services Facilities RB Series 2008E		4.00%		08/15/13	565,000	572,699

Mental Health Services Facilities RB Series 2010A		3.50%		08/15/13	100,000	101,157

RB (Cornell Univ) Series 2006A		5.00%		07/01/13	360,000	364,070

Refunding RB Series 2011A		5.00%		07/01/13	1,000,000	1,011,720

State Personal Income Tax RB (Economic Development & Housing) Series 2009A		3.00%		12/15/13	150,000	152,715

State Personal Income Tax RB Series 2006C		5.00%		12/15/13	495,000	510,821

State Personal Income Tax RB Series 2008A		5.00%		12/15/13	100,000	103,263

State Personal Income Tax RB Series 2008A		5.00%		03/15/14	225,000	234,905

State Personal Income Tax RB Series 2008B		4.00%		03/15/14	250,000	258,797

State Personal Income Tax RB Series 2009A		5.00%		02/15/14	100,000	104,012

State Personal Income Tax RB Series 2009D		3.00%		06/15/13	250,000	251,390

State Personal Income Tax RB Series 2010F		5.00%		02/15/14	125,000	130,087

State Personal Income Tax RB Series 2011C		4.00%		03/15/14	115,000	119,012

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2011B		2.00%		06/15/13	500,000	501,771

State Clean Water & Drinking Water Revolving Funds RB Series 2002K		5.50%		06/15/13	650,000	656,821

State Clean Water & Drinking Water Revolving Funds RB Series 2005B		3.25%		04/15/13	200,000	200,206

State Clean Water & Drinking Water Revolving Funds RB Series 2008A		5.00%		06/15/13	525,000	530,021

State Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.00%		06/15/13	250,000	252,328

State Clean Water & Drinking Water Revolving Funds Sub RB Series 2007C		4.00%		06/15/13	710,000	715,121

 3

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Clean Water & Drinking Water Revolving RB Series 2003E		3.70%		06/15/13	255,000	256,700

State Personal Income Tax RB Series 2004A		5.25%		12/15/13	200,000	206,924

State Personal Income Tax RB Series 2009A		3.50%		12/15/13	150,000	153,221

New York State Local Government Assistance Corp
Sr Lien Refunding Bonds Series 2008C		5.00%		04/01/13	200,000	200,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 164		0.60%		04/01/13	400,000	400,000

Homeowner Mortgage RB Series 173B		0.23%		05/01/13	4,000,000	4,000,000

Homeowner Mortgage RB Series 174B		0.23%		05/01/13	6,000,000	6,000,000

New York State Power Auth
CP Series 1		0.18%	05/14/13	11/10/13	4,000,000	4,000,000

CP Series 1 & 2		0.13%		04/03/13	24,593,000	24,593,000

CP Series 1 & 2		0.13%		04/05/13	4,000,000	4,000,000

CP Series 1 & 2		0.13%		04/08/13	30,700,000	30,700,000

CP Series 1 & 2		0.14%		04/09/13	16,000,000	16,000,000

CP Series 1 & 2		0.17%		06/13/13	10,000,000	10,000,000

RB Series 2002A		5.00%		11/15/13	200,000	205,768

New York State Thruway Auth
BAN Series 2013A (LOC: Barclays Bank Plc)	b	1.00%	07/31/13	09/30/13	20,000,000	20,051,599

General RB Series H (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	19,420,000	19,420,000

Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/13	2,190,000	2,190,000

Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/14	365,000	381,703

Highway & Bridge Trust Fund Bonds Series 2009A1		3.00%		04/01/13	250,000	250,000

Local Highway & Bridge Service Contract Bonds Series 2007		5.00%		04/01/13	500,000	500,000

Local Highway & Bridge Service Contract Bonds Series 2008		3.00%		04/01/13	100,000	100,000

Local Highway & Bridge Service Contract Bonds Series 2008		5.00%		04/01/13	270,000	270,000

Local Highway & Bridge Service Contract Bonds Series 2009		3.00%		04/01/13	100,000	100,000

Second General Highway & Bridge Trust Fund Bonds Series 2010A		4.00%		04/01/13	250,000	250,000

Second General Highway & Bridge Trust Fund Bonds Series 2004B		5.25%		04/01/13	705,000	705,000

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/14	7,370,000	7,720,061

Second General Highway & Bridge Trust Fund Bonds Series 2007A		4.00%		04/01/13	450,000	450,000

Second General Highway & Bridge Trust Fund Bonds Series 2007A		5.00%		04/01/13	100,000	100,000

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/13	350,000	350,000

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/14	150,000	156,913

Second General Highway & Bridge Trust Fund Bonds Series 2009B		5.00%		04/01/13	250,000	250,000

Second General Highway & Bridge Trust Fund Bonds Series 2009B		5.00%		04/01/14	250,000	261,473

Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/14	3,535,000	3,703,392

Second General Highway & Bridge Trust Fund Bonds Series 2012A		5.00%		04/01/14	13,840,000	14,499,062

Second General Highway & Bridge Trust Fund Refunding Bonds Series 2011A2		4.00%		04/01/13	850,000	850,000

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011B		4.00%		06/01/13	6,315,000	6,354,008

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/14	300,000	310,365

Service Contract Refunding RB Series 2008D		5.00%		01/01/14	270,000	279,401

State Personal Income Tax RB Series 2004A1		5.00%		03/15/14	100,000	104,390

State Personal Income Tax RB Series 2008A1		5.00%		12/15/13	100,000	103,183

State Personal Income Tax RB Series 2009A1		5.00%		12/15/13	500,000	516,465

4

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2009C		5.00%		12/15/13	1,500,000	1,550,193

North Hempstead
BAN 2012A		1.00%		04/10/13	12,701,000	12,703,214

Port Auth of New York & New Jersey
CP Series B		0.17%		04/02/13	4,175,000	4,175,000

Rockville Centre UFSD
TAN 2012		0.75%		06/21/13	5,000,000	5,004,880

Sachem CSD at Holbrook
TAN 2012-2013		1.00%		06/20/13	10,000,000	10,015,730

Scotia-Glenville CSD
BAN 2012		1.00%		06/29/13	10,610,000	10,626,518

South Country Central SD
TAN 2012-2013		0.75%		06/27/13	21,800,000	21,816,552

Sullivan Cnty
GO TAN 2013		0.75%		03/07/14	9,500,000	9,531,659

Tarrytown
BAN Series 2012B		2.00%		10/18/13	11,000,000	11,104,575

Tarrytowns UFSD
GO BAN 2013		0.75%		02/13/14	20,295,000	20,386,665

Triborough Bridge & Tunnel Auth
General RB Series 2008C		5.00%		11/15/13	1,825,000	1,878,010

General Refunding RB Series 2011		4.00%		01/01/14	375,000	385,156

Ulster Cnty
GO BAN Series 2012A		1.00%		11/15/13	3,255,000	3,268,155

GO BAN Series 2012B		0.75%		11/29/13	14,225,000	14,269,139

Victor CSD
BAN 2012		0.75%		09/27/13	9,000,000	9,020,005

West Islip UFSD
TAN 2012-2013		0.75%		06/28/13	10,000,000	10,008,655

West Seneca
BAN Series 2012		1.00%		08/02/13	15,030,000	15,064,289

West Seneca CSD
BAN 2012		1.00%		11/27/13	11,610,000	11,647,968

William Floyd UFSD
TAN 2012-2013		0.75%		06/27/13	10,000,000	10,010,463

Total Fixed-Rate Securities
(Cost $672,863,894)						672,863,894

Variable-Rate Securities 66.3% of net assets

New York 64.4%
Albany IDA
Civic Facility RB (Albany College of Pharmacy) Series 2008A (LOC: TD Bank NA)		0.12%		04/04/13	6,100,000	6,100,000

Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.12%		04/04/13	5,780,000	5,780,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	3,545,000	3,545,000

Chautauqua Cnty IDA
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A (LOC: Manufacturers & Traders Trust Co)		0.15%		04/04/13	11,010,000	11,010,000

 5

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Colonie Local Development Corp
RB (Shaker Point at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.12%		04/04/13	10,000,000	10,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.16%		04/04/13	13,765,000	13,765,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	9,535,000	9,535,000

Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	11,845,000	11,845,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1 (LOC: State Street Bank & Trust Company, NA)		0.12%		04/04/13	33,400,000	33,400,000

Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.14%		04/04/13	13,000,000	13,000,000

Dedicated Tax Fund Refunding Bonds Series 2008B1 (LOC: Bank of Nova Scotia)		0.11%		04/04/13	5,415,000	5,415,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.13%		04/04/13	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.14%		04/04/13	6,665,000	6,665,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.15%		04/04/13	26,000,000	26,000,000

Transportation Refunding RB Series 2002G1 (LOC: Bank of Nova Scotia)		0.11%		04/04/13	27,000,000	27,000,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005 (LOC: HSBC Bank USA)		0.14%		04/04/13	2,740,000	2,740,000

Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.22%		04/04/13	1,565,000	1,565,000

RB (Univ of Rochester) Series 2011A&B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	7,495,000	7,495,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.12%		04/04/13	44,690,000	44,690,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.13%		04/04/13	58,000,000	58,000,000

Nassau Cnty Local Economic Assistance Corp
RB Series 2011A (LOC: TD Bank NA)		0.12%		04/04/13	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.14%		04/04/13	3,300,000	3,300,000

GO Bonds Fiscal 2003 Series C4 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.12%		04/04/13	18,375,000	18,375,000

GO Bonds Fiscal 2004 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,670,000	7,670,000

GO Bonds Fiscal 2005 Series G (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,555,000	7,555,000

GO Bonds Fiscal 2005 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,015,000	7,015,000

GO Bonds Fiscal 2005 Series O (LIQ: Citibank, NA)	a	0.14%		04/04/13	7,000,000	7,000,000

GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.11%		04/04/13	2,500,000	2,500,000

6

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2006 Series F4B (LOC: Union Bank, NA)		0.12%		04/04/13	8,200,000	8,200,000

GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,500,000	3,500,000

GO Bonds Fiscal 2009 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	14,740,000	14,740,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.14%		04/04/13	11,900,000	11,900,000

GO Bonds Fiscal 2012 Series G1 (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	3,555,000	3,555,000

GO Bonds Fiscal 2012 Series G3 (LOC: Citibank, NA)		0.12%		04/04/13	27,000,000	27,000,000

GO Bonds Fiscal 2012 Series G6 (LOC: Mizuho Corporate Bank Ltd)		0.14%		04/01/13	2,750,000	2,750,000

GO Bonds Fiscal 2013 Series A1 (LIQ: Citibank, NA)	a	0.13%		04/04/13	6,400,000	6,400,000

GO Bonds Fiscal 2013 Series A2 (LOC: Mizuho Corporate Bank Ltd)		0.15%		04/01/13	2,600,000	2,600,000

GO Bonds Fiscal 2013 Series A5 (LOC: Sumitomo Mitsui Banking Corp)		0.12%		04/04/13	4,500,000	4,500,000

GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.13%		04/04/13	6,400,000	6,400,000

GO Bonds Fiscal 2013 Series F3 (LIQ: Bank of America, NA)		0.15%		04/01/13	12,000,000	12,000,000

New York City Health & Hospitals Corp
Health System Bonds Series 2008C (LOC: TD Bank NA)		0.11%		04/04/13	3,000,000	3,000,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	9,000,000	9,000,000

M/F Housing RB Series 2010B (LIQ: Citibank, NA)	a	0.14%		04/04/13	5,795,000	5,795,000

M/F Mortgage RB (101 Ave D Apts) Series 2010A (LOC: Bank of America, NA)		0.14%		04/04/13	15,000,000	15,000,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.16%		04/04/13	9,000,000	9,000,000

M/F Rental Housing RB (90 Washington St) Series 2005A (LOC: Fannie Mae)		0.12%		04/04/13	30,700,000	30,700,000

M/F Rental Housing RB (Lexington Courts) Series 2009A (LOC: Freddie Mac)		0.12%		04/04/13	9,400,000	9,400,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.12%		04/04/13	14,515,000	14,515,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,995,000	4,995,000

Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	14,335,000	14,335,000

Water & Sewer System RB Fiscal 2006 Series A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	9,865,000	9,865,000

Water & Sewer System RB Fiscal 2006 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	22,805,000	22,805,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	12,250,000	12,250,000

Water & Sewer System RB Fiscal 2007 Series CC1 (LIQ: Bank of Nova Scotia)		0.14%		04/01/13	3,660,000	3,660,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	15,470,000	15,470,000

Water & Sewer System RB Fiscal 2008 Series B1A (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		04/04/13	500,000	500,000

 7

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System RB Fiscal 2008 Series B1B (LIQ: Royal Bank of Canada)		0.10%		04/04/13	500,000	500,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.15%		04/04/13	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series A2 (LIQ: Mizuho Corporate Bank Ltd)		0.14%		04/01/13	10,920,000	10,920,000

Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.11%		04/04/13	10,515,000	10,515,000

Water & Sewer System RB Fiscal 2012 Series FF (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	7,210,000	7,210,000

Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		04/04/13	7,950,000	7,950,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.12%		04/04/13	8,500,000	8,500,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	6,505,000	6,505,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.14%		04/04/13	8,850,000	8,850,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	12,090,000	12,090,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.15%		04/04/13	6,000,000	6,000,000

Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,495,000	3,495,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,750,000	3,750,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	2,800,000	2,800,000

Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	9,325,000	9,325,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Barclays Bank Plc)	a	0.13%		04/04/13	21,465,000	21,465,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.13%		04/04/13	2,815,000	2,815,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	11,330,000	11,330,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: US Bank, NA)	a	0.12%		04/04/13	20,375,000	20,375,000

Recovery Bonds Fiscal 2003 Series 2D (LIQ: Lloyds TSB Bank Plc)		0.14%		04/04/13	2,300,000	2,300,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,745,000	3,745,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	21,850,000	21,850,000

Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,360,000	6,360,000

New York State Dormitory Auth
RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	6,000,000	6,000,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.12%		04/04/13	8,865,000	8,865,000

8

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (City Univ) Series 2008C (LOC: Bank of America, NA)		0.13%		04/04/13	3,000,000	3,000,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.16%		04/04/13	8,535,000	8,535,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.16%		04/04/13	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.12%		04/04/13	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.12%		04/04/13	5,975,000	5,975,000

RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.12%		04/04/13	3,425,000	3,425,000

RB (NYU) Series 2007A (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	5,600,000	5,600,000

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	25,125,000	25,125,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.12%		04/04/13	20,000,000	20,000,000

State Personal Income Tax RB Series 2005F (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	11,930,000	11,930,000

State Personal Income Tax RB Series 2006C (LIQ: Bank of America, NA)	a	0.16%		04/04/13	3,175,000	3,175,000

State Personal Income tax RB Series 2006C (LIQ: Citibank, NA)	a	0.14%		04/04/13	18,000,000	18,000,000

State Personal Income Tax RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,000,000	3,000,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.16%		04/04/13	5,000,000	5,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Corporate Bank Ltd)		0.11%		04/04/13	3,000,000	3,000,000

Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Corporate Bank Ltd)		0.13%		04/04/13	3,000,000	3,000,000

New York State Environmental Facilities Corp
State Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,600,000	6,600,000

New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)		0.12%		04/04/13	25,390,000	25,390,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.12%		04/04/13	44,700,000	44,700,000

Housing RB (College Arms Apts) Series 2008A (LOC: Freddie Mac)		0.13%		04/04/13	7,690,000	7,690,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.12%		04/04/13	2,300,000	2,300,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.13%		04/04/13	10,000,000	10,000,000

Housing RB (Shore Hill) Series 2008A (LOC: Freddie Mac)		0.12%		04/04/13	6,250,000	6,250,000

New York State Local Government Assistance Corp
Refunding Bonds Series 1993E (LIQ: Bank of America, NA)	a	0.16%		04/04/13	1,860,000	1,860,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.16%		04/04/13	3,210,000	3,210,000

New York State Thruway Auth
Highway & Bridge Trust Fund Bonds Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,500,000	7,500,000

State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	9,000,000	9,000,000

New York State Urban Development Corp
Service Contract Refunding RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,310,000	7,310,000

State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.13%		04/04/13	1,000,000	1,000,000

State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.13%		04/04/13	3,625,000	3,625,000

 9

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	9,195,000	9,195,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,700,000	4,700,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	5,215,000	5,215,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.13%		04/04/13	5,540,000	5,540,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	13,000,000	13,000,000

Rockland Cnty IDA
RB (Assisted Living At Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.22%		04/04/13	8,365,000	8,365,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: Deutsche Bank AG)	a	0.14%		04/04/13	6,665,000	6,665,000

RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	2,415,000	2,415,000

Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	6,450,000	6,450,000

RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	3,950,000	3,950,000

Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.12%		04/04/13	8,145,000	8,145,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B2 (LOC: Cal St Teachers Retirement Sys)		0.11%		04/04/13	3,225,000	3,225,000

General RB Series 2008C (LIQ: Bank of America, NA)	a	0.16%		04/04/13	3,000,000	3,000,000

General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	6,500,000	6,500,000

General Refunding RB Series 2012B (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	9,750,000	9,750,000

Westchester Cnty IDA
Civic Facility RB (Catharine Field Home) Series 2001 (LOC: RBS Citizens NA)		0.13%		04/04/13	6,615,000	6,615,000

						1,314,885,000

Puerto Rico 1.9%
Puerto Rico
Refunding Bonds Series 2003C5-2 (LOC: Barclays Bank Plc)		0.12%		04/04/13	16,000,000	16,000,000

Puerto Rico Highway & Transportation Auth
Transportation RB Series A (LOC: Bank of Nova Scotia)		0.12%		04/04/13	1,950,000	1,950,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	14,365,000	14,365,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.15%		04/04/13	6,700,000	6,700,000

						39,015,000

Total Variable-Rate Securities
(Cost $1,353,900,000)						1,353,900,000

End of Investments.

10

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

At 3/31/13, the tax basis cost of the fund’s investments was $2,026,763,894.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $779,868,070 or 38.2% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $20,051,599 or 1.0% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

 11

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47706MAR13

12

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

29.5%		Fixed-Rate Securities	187,195,680	187,195,680
72.1%		Variable-Rate Securities	457,175,000	457,175,000

101.6%		Total Investments	644,370,680	644,370,680
(1	.6)%	Other Assets and Liabilities, Net		(10,112,505)

100.0%		Net Assets		634,258,175

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 29.5% of net assets

New Jersey 29.5%
Bergen County Improvement Auth
Guaranteed Refunding RB Series 2012		1.50%		04/01/13	270,000	270,000

East Brunswick
BAN		1.50%		04/10/13	10,000,000	10,002,204

BAN		1.50%		01/03/14	4,150,000	4,178,644

Fair Lawn Borough
BAN		1.00%		09/20/13	6,200,000	6,220,072

Fort Lee Borough
BAN Series 2012		0.75%		08/16/13	5,900,000	5,909,257

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003A		5.50%		11/01/13	835,000	859,432

Hudson Cnty
BAN		1.00%		12/06/13	800,000	802,605

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2012L1		2.00%		06/05/13	4,700,000	4,709,542

Cnty Guaranteed Pooled Notes Series 2012O1		1.13%		12/20/13	7,500,000	7,533,559

Middlesex Cnty Improvement Auth
Capital Equipment & Improvement RB Series 2010		4.00%		09/15/13	150,000	152,462

Capital Equipment RB Series 2012		1.25%		09/15/13	1,200,000	1,204,537

Lease Refunding RB Series 2010		4.00%		07/01/13	500,000	504,570

Morristown
BAN		1.50%		06/14/13	6,000,000	6,009,658

New Jersey
COP Series 2004A		5.00%		06/15/13	965,000	974,215

GO Bonds		5.50%		08/01/13	100,000	101,676

GO Refunding Bonds Series H		4.10%		07/01/13	500,000	504,773

GO Refunding Bonds Series H		5.25%		07/01/13	250,000	253,055

GO Refunding Bonds Series L		5.25%		07/15/13	3,350,000	3,398,548

 1

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series M		5.50%		07/15/13	100,000	101,475

GO Refunding Bonds Series N		5.50%		07/15/13	840,000	852,646

New Jersey Building Auth
State Building RB Series 2004B		5.25%		12/15/13	415,000	428,874

State Building Refunding RB Series 2007B		5.00%		06/15/13	590,000	595,625

New Jersey Economic Development Auth
Transportation Sublease Refunding RB (NJTransit Corp) Series 2008A		5.00%		05/01/13	4,460,000	4,477,250

New Jersey Educational Facilities Auth
Refunding RB (New Jersey Institute of Technology) Series 2004B (ESCROW)		5.00%		01/01/14	2,410,000	2,495,968

New Jersey Health Care Facilities Financing Auth
RB (Capital Health) Series 2003A (ESCROW)		5.00%		07/01/13	750,000	758,709

RB (Capital Health) Series 2003A (ESCROW)		5.38%		07/01/13	1,670,000	1,690,943

New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds Series 2003 (ESCROW)		6.25%		06/01/13	1,500,000	1,515,061

Tobacco Settlement Asset-Backed Bonds Series 2003 (ESCROW)		6.38%		06/01/13	4,360,000	4,404,559

Tobacco Settlement Asset-Backed Bonds Series 2003 (ESCROW)		6.75%		06/01/13	14,280,000	14,434,506

Tobacco Settlement Asset-Backed Bonds Series 2003 (ESCROW)		7.00%		06/01/13	5,455,000	5,517,486

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 1999A		5.63%		06/15/13	830,000	838,866

Transportation System Bonds Series 2001C		5.50%		12/15/13	375,000	388,500

Transportation System Bonds Series 2003A		5.50%		12/15/13	400,000	414,447

Transportation System Bonds Series 2003C (ESCROW)		5.50%		06/15/13	1,060,000	1,071,393

Transportation System Bonds Series 2004B		5.25%		12/15/13	425,000	439,445

Transportation System Bonds Series 2005A		5.25%		12/15/13	3,360,000	3,473,953

Transportation System Bonds Series 2005B		5.25%		12/15/13	5,695,000	5,889,757

Transportation System Bonds Series 2005C (ESCROW)		5.25%		06/15/13	2,285,000	2,308,627

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	13,710,000	13,710,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		07/11/13	14,080,000	14,080,000

Transportation System Bonds Series 2011A		3.00%		06/15/13	1,700,000	1,709,325

Transportation System Bonds Series 2011A		5.00%		06/15/13	1,200,000	1,211,602

Transportation System Bonds Series 2011B		4.00%		06/15/13	1,275,000	1,284,483

Parsippany-Troy Hills Township
BAN Series 2012		0.75%		10/04/13	6,200,000	6,215,734

Port Auth of New York & New Jersey
Consolidated Bonds 155th Series		2.00%		10/01/13	350,000	352,742

CP Series B		0.17%		04/02/13	2,055,000	2,055,000

CP Series B		0.16%		06/05/13	10,010,000	10,010,000

CP Series B		0.15%		06/06/13	10,000,000	10,000,000

CP Series B		0.17%		07/10/13	9,010,000	9,010,000

Rutgers State Univ
CP Series A&B (LIQ: Wells Fargo Bank, NA)		0.16%		06/06/13	1,850,000	1,850,000

Springfield Township
BAN		1.00%		07/24/13	10,000,000	10,019,895

Total Fixed-Rate Securities
(Cost $187,195,680)						187,195,680

2

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 72.1% of net assets

New Jersey 56.4%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B (LOC: TD Bank NA)		0.10%		04/04/13	3,515,000	3,515,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.10%		04/04/13	4,000,000	4,000,000

Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.10%		04/04/13	4,000,000	4,000,000

Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.13%		04/04/13	4,000,000	4,000,000

Essex Cnty Improvement Auth
RB (Jewish Community Center of MetroWest) Series 2005 (LOC: Wells Fargo Bank, NA)		0.12%		04/04/13	5,855,000	5,855,000

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B (LIQ: Deutsche Bank AG)	a	0.18%		04/04/13	6,575,000	6,575,000

Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	8,275,000	8,275,000

New Jersey Building Auth
State Building RB Series 2003A1 (LOC: Barclays Bank Plc)		0.10%		04/04/13	9,285,000	9,285,000

State Building RB Series 2003A3 (LOC: Barclays Bank Plc)		0.10%		04/04/13	12,500,000	12,500,000

State Building RB Series 2003A4 (LOC: Barclays Bank Plc)		0.10%		04/04/13	9,625,000	9,625,000

New Jersey Economic Development Auth
Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.16%		04/04/13	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.11%		04/04/13	13,330,000	13,330,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.10%		04/04/13	3,800,000	3,800,000

RB (Crane’s Mill) Series 2008B (LOC: TD Bank NA)		0.11%		04/04/13	1,200,000	1,200,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.11%		04/04/13	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.14%		04/04/13	4,175,000	4,175,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.11%		04/04/13	1,375,000	1,375,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	11,395,000	11,395,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.12%		04/04/13	15,360,000	15,360,000

RB (Atlantic Health) Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	12,445,000	12,445,000

RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.12%		04/04/13	7,935,000	7,935,000

RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.11%		04/04/13	1,500,000	1,500,000

RB (Composite Program) Series 2006A4 (LOC: Wells Fargo Bank, NA)		0.12%		04/04/13	10,305,000	10,305,000

RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)		0.12%		04/04/13	6,850,000	6,850,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.13%		04/04/13	11,270,000	11,270,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)		0.12%		04/04/13	22,500,000	22,500,000

RB (Recovery Management Systems) Series 2005 (LOC: TD Bank NA)		0.11%		04/04/13	3,415,000	3,415,000

RB (Somerset Medical Center) Series 2008 (LOC: TD Bank NA)		0.10%		04/04/13	430,000	430,000

RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.12%		04/04/13	1,115,000	1,115,000

RB (Virtua Health) Series 2009B (LOC: JPMorgan Chase Bank, NA)		0.15%		04/01/13	400,000	400,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.11%		04/04/13	8,590,000	8,590,000

 3

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.15%		04/04/13	8,705,000	8,705,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.11%		04/04/13	6,300,000	6,300,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.11%		04/04/13	20,700,000	20,700,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	11,900,000	11,900,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.16%		04/04/13	14,385,000	14,385,000

Transportation System Bonds Series 2009C (LOC: Wells Fargo Bank, NA)		0.10%		04/04/13	11,000,000	11,000,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.13%		04/04/13	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.10%		04/04/13	12,000,000	12,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	8,610,000	8,610,000

Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.13%		04/04/13	8,740,000	8,740,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	1,395,000	1,395,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.13%		04/04/13	5,900,000	5,900,000

Consolidated Bonds 166th Series (LIQ: Barclays Bank Plc)	a	0.13%		04/04/13	2,150,000	2,150,000

Consolidated Bonds 171st Series (LIQ: Citibank, NA)	a	0.13%		04/04/13	2,420,000	2,420,000

Consolidated Bonds 173rd Series (LIQ: Citibank, NA)	a	0.13%		04/04/13	2,500,000	2,500,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	5,215,000	5,215,000

GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	6,335,000	6,335,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.14%		04/01/13	1,355,000	1,355,000

GO Refunding Bonds Series 2002A (LIQ: TD Bank NA)		0.14%		04/01/13	2,860,000	2,860,000

						357,430,000

Arizona 0.5%
Maricopa Cnty IDA
Sr Living Facilities Refunding RB (Christian Care Retirement Apts) Series 2005A (LOC: Fannie Mae)		0.12%		04/04/13	3,245,000	3,245,000

Colorado 0.1%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.41%		04/04/13	645,000	645,000

District of Columbia 0.3%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.16%		04/04/13	1,625,000	1,625,000

Georgia 0.9%
Macon Water Auth
Water & Sewer RB Series 2012		0.12%		04/04/13	6,000,000	6,000,000

Hawaii 1.0%
Hawaii State Housing Finance & Development Corp
M/F Housing RB (Lokahi Ka’U) Series 2008 (LOC: Freddie Mac)		0.12%		04/04/13	6,300,000	6,300,000

4

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Illinois 1.4%
Chicago
GO Project & Refunding Bonds Series 2008C (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	5,000,000	5,000,000

Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.13%		04/04/13	4,000,000	4,000,000

						9,000,000

Missouri 0.5%
Missouri Health & Educational Facilities Auth
RB (Ascension Health) Series 2008C4		0.12%		04/04/13	3,400,000	3,400,000

New Hampshire 0.7%
New Hampshire Business Finance Auth
RB (Foundation for Seacoast Health) Series 1998A (LOC: RBS Citizens NA)		0.29%		04/04/13	4,655,000	4,655,000

Pennsylvania 0.3%
Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.15%		04/04/13	2,000,000	2,000,000

Puerto Rico 5.8%
Puerto Rico Highway & Transportation Auth
Transportation RB Series A (LOC: Bank of Nova Scotia)		0.12%		04/04/13	15,375,000	15,375,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	4,115,000	4,115,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.15%		04/04/13	10,450,000	10,450,000

Sales Tax RB Sr Series 2011C (LIQ: Citibank, NA)	a	0.14%		04/04/13	6,735,000	6,735,000

						36,675,000

Texas 0.4%
Texas
Veterans Bonds Series 2012B (LIQ: Sumitomo Mitsui Banking Corp)		0.11%		04/04/13	2,400,000	2,400,000

Utah 0.2%
Utah Cnty
Hospital RB (IHC Health Services) Series 2002B (LIQ: US Bank, NA)		0.11%		04/04/13	1,000,000	1,000,000

Washington 1.1%
Washington State Housing Finance Commission
M/F Housing RB (Interurban Sr Living Apts) Series 2012 (LOC: US Bank, NA)		0.12%		04/04/13	5,200,000	5,200,000

Nonprofit RB (Bush School) Series 2006 (LOC: Bank of America, NA)		0.15%		04/04/13	1,500,000	1,500,000

						6,700,000

Wisconsin 2.0%
Wisconsin Health & Educational Facilities Auth
RB (Wheaton Franciscan Services) Series 2003B (LOC: US Bank, NA)		0.11%		04/04/13	12,800,000	12,800,000

 5

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wyoming 0.5%
Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1988B (LOC: Royal Bank of Scotland Plc)		0.16%		04/01/13	3,300,000	3,300,000

Total Variable-Rate Securities
(Cost $457,175,000)						457,175,000

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $644,370,680.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $168,045,000 or 26.5% of net assets.
Credit-enhanced or liquidity-enhanced.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that

6

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Portfolio Holdings (Unaudited) continued

prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47710MAR13

 7

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

20.2%	Fixed-Rate Securities	104,317,800	104,317,800
79.0%	Variable-Rate Securities	408,722,278	408,722,278

99.2%	Total Investments	513,040,078	513,040,078
0.8%	Other Assets and Liabilities, Net		3,894,104

100.0%	Net Assets		516,934,182

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 20.2% of net assets

Pennsylvania 17.4%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/13	400,000	407,871

RB (Univ of Pittsburgh Medical Center) Series 2010A		5.00%		05/15/13	400,000	402,150

Allegheny Cnty IDA
RB (St. Joseph High School) Series 2009 (LOC: PNC Bank NA)		0.40%		12/01/13	6,000,000	6,000,000

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	9,880,000	9,880,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.20%		09/05/13	4,795,000	4,795,000

Montgomery Cnty
TRAN Series 2013		1.25%		12/31/13	2,500,000	2,519,511

Pennsylvania
First Refunding GO Bonds Series 2009		4.00%		07/15/13	200,000	202,068

GO Bonds First Series 2006		5.00%		10/01/13	125,000	127,968

GO Bonds First Series 2008		5.00%		05/15/13	150,000	150,831

GO Bonds First Series 2010A		5.00%		02/15/14	4,980,000	5,188,575

GO Bonds Second Series 2003		5.00%		07/01/13	700,000	708,220

GO Bonds Second Series 2004		5.50%		06/01/13	175,000	176,471

GO Bonds Second Series 2010A		5.00%		05/01/13	320,000	321,250

GO Bonds Third Refunding Series 2004		5.25%		07/01/13	300,000	303,699

GO Bonds Third Series 2004		5.00%		09/01/13	385,000	392,570

GO Bonds Third Series 2010A		5.00%		07/15/13	1,130,000	1,145,788

Pennsylvania HFA
S/F Mortgage RB Series 2010-109		1.40%		10/01/13	895,000	899,243

Pennsylvania Higher Educational Facilities Auth
RB (Robert Morris College) Series 2000F2 (LOC: PNC Bank NA)		0.40%		05/01/13	2,000,000	2,000,000

 1

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Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.15%		04/01/13	3,000,000	3,000,000

Pennsylvania State Univ
Refunding Bonds Series 2009B		0.22%		06/01/13	7,500,000	7,500,000

Philadelphia
Water & Wastewater Refunding RB Series 2012		1.00%		11/01/13	2,645,000	2,655,979

Pittsburgh Water & Sewer Auth
Sub Refunding RB Series 2008C1A (LOC: Federal Home Loan Bank)		0.40%		09/01/13	2,500,000	2,500,000

Sub Refunding RB Series 2008C1B (LOC: Federal Home Loan Bank)		0.40%		09/01/13	4,000,000	4,000,000

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2000A		5.00%		09/15/13	650,000	663,683

Capital Project & Refunding Bonds Series 2002B		5.50%		09/15/13	500,000	511,712

Capital Project & Refunding Bonds Series 2005C		0.14%		04/04/13	20,000,000	20,000,000

Capital Project & Refunding Bonds Series 2007B		0.14%		05/02/13	4,866,000	4,866,000

Capital Project Bonds Series 2005A		5.50%		09/15/13	2,245,000	2,298,068

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.45%		07/01/13	6,355,000	6,355,000

						89,971,657

California 0.2%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004I		0.24%		09/09/13	1,000,000	1,000,000

Colorado 1.4%
Broomfield
Sales & Use Tax Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/25/13	5,000,000	5,000,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B1 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	2,000,000	2,000,000

						7,000,000

Hawaii 0.1%
Honolulu
GO Bonds Series 2005C		5.00%		07/01/13	325,000	328,830

GO Bonds Series 2009C		4.00%		04/01/13	250,000	250,000

						578,830

Maryland 1.0%
Maryland Economic Development Corp
Lease RB Series 2003 (ESCROW)		5.38%		06/01/13	4,540,000	4,578,927

Lease RB Series 2003 (ESCROW)		5.50%		06/01/13	525,000	529,488

						5,108,415

Texas 0.1%
Austin
Water & Wastewater System Refunding RB Series 2001C		5.38%		11/15/13	245,000	252,613

2

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Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Uvalde Consolidated ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund)		5.00%		08/01/13	400,000	406,285

						658,898

Total Fixed-Rate Securities
(Cost $104,317,800)						104,317,800

Variable-Rate Securities 79.0% of net assets

Pennsylvania 64.4%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.13%		04/04/13	1,000,000	1,000,000

Allegheny Cnty IDA
RB (Oakland Catholic High School) Series 2012 (LOC: PNC Bank NA)		0.14%		04/04/13	5,750,000	5,750,000

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation) Series 2006B (LOC: Citibank, NA)		0.15%		04/01/13	1,110,000	1,110,000

Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Bank of America, NA)	a	0.12%		04/04/13	3,750,000	3,750,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.15%		04/04/13	3,945,000	3,945,000

Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.16%		04/04/13	10,000,000	10,000,000

Chester Cnty Industrial Dev Auth
Student Housing RB Series 2008A2 (LOC: TD Bank NA)		0.12%		04/04/13	5,045,000	5,045,000

Commonwealth Financing Auth
RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	9,850,000	9,850,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.14%		04/04/13	2,000,000	2,000,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.17%		04/04/13	315,000	315,000

Emmaus General Auth
Local Government RB (Saucon Valley SD) Series 1989G19 (LOC: US Bank, NA)		0.13%		04/04/13	600,000	600,000

Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.14%		04/04/13	3,500,000	3,500,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	4,370,000	4,370,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	11,950,000	11,950,000

Luzerne Cnty Converntion Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.13%		04/04/13	6,325,000	6,325,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.18%		04/04/13	5,000,000	5,000,000

Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	5,000,000	5,000,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.29%		04/04/13	7,500,000	7,500,000

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	1,375,000	1,375,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	13,440,000	13,440,000

GO Bonds Third Refunding Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.12%		04/04/13	3,000,000	3,000,000

Pennsylvania Economic Development Financing Auth
Refunding RB (Aqua Pennsylvania) Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		04/04/13	7,500,000	7,500,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.14%		04/04/13	11,270,000	11,270,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.14%		04/04/13	5,600,000	5,600,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.13%		04/04/13	13,610,000	13,610,000

S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		04/04/13	7,695,000	7,695,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.13%		04/04/13	7,000,000	7,000,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.13%		04/04/13	1,100,000	1,100,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		04/04/13	24,305,000	24,305,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.20%		04/04/13	717,278	717,278

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.13%		04/04/13	2,700,000	2,700,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.18%		04/04/13	1,040,000	1,040,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.15%		04/04/13	5,500,000	5,500,000

RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	2,190,000	2,190,000

Pennsylvania State Turnpike Commission
Sub Special RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	4,030,000	4,030,000

Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	6,955,000	6,955,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.20%		04/04/13	13,990,000	13,990,000

Philadelphia
Airport Refunding RB Series 2005C1 (LOC: TD Bank NA)		0.12%		04/04/13	14,225,000	14,225,000

Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.12%		04/04/13	8,200,000	8,200,000

GO Refunding Bonds Series 2009B (LOC: Bank of New York Mellon)		0.14%		04/04/13	4,000,000	4,000,000

Water & Wastewater Refunding RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	2,880,000	2,880,000

Philadelphia IDA
Lease Refunding RB Series 2007B1 (LOC: JPMorgan Chase Bank, NA)		0.11%		04/04/13	4,200,000	4,200,000

Lease Refunding RB Series 2007B2 (LOC: TD Bank NA)		0.12%		04/04/13	6,200,000	6,200,000

RB (Girard Estate Aramark Tower) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.16%		04/04/13	1,650,000	1,650,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	6,505,000	6,505,000

Philadelphia SD
GO Refunding Bonds Series 2010F (LOC: Barclays Bank Plc)		0.12%		04/04/13	6,300,000	6,300,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B (LOC: Bank of New York Mellon)		0.11%		04/04/13	13,000,000	13,000,000

RB (Catholic Health Initiatives) Series 2004C		0.13%		04/04/13	22,600,000	22,600,000

4

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of Pittsburgh
Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	4,135,000	4,135,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.10%		04/04/13	11,480,000	11,480,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.13%		04/04/13	3,380,000	3,380,000

Wilkes-Barre Finance Auth
College RB (King’s College) Series 2007 (LOC: PNC Bank NA)		0.14%		04/04/13	800,000	800,000

Wilkinsburg Municipal Auth
RB (Monroeville Christian/Judea Foundation) Series 2006 (LOC: RBS Citizens NA)		0.23%		04/04/13	3,505,000	3,505,000

						333,087,278

California 0.5%
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A (LOC: Bank of America, NA)		0.16%		04/04/13	1,000,000	1,000,000

Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.20%		04/04/13	1,500,000	1,500,000

						2,500,000

District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.16%		04/04/13	1,000,000	1,000,000

Florida 1.5%
Brevard Cnty HFA
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: Fannie Mae)		0.14%		04/04/13	2,560,000	2,560,000

Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.14%		04/04/13	5,035,000	5,035,000

						7,595,000

Georgia 1.5%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.17%		04/04/13	7,000,000	7,000,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.17%		04/04/13	1,000,000	1,000,000

						8,000,000

Indiana 0.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.13%		04/04/13	900,000	900,000

New York 0.1%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A (LOC: Federal Home Loan Bank)		0.14%		04/04/13	740,000	740,000

 5

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Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Puerto Rico 3.4%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A & Sr Series 2009C (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	2,000,000	2,000,000

Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.17%		04/04/13	13,000,000	13,000,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.15%		04/04/13	1,000,000	1,000,000

Sales Tax RB Sr Series 2011C (LIQ: Royal Bank of Canada)	a	0.13%		04/04/13	1,500,000	1,500,000

						17,500,000

Texas 1.1%
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.19%		04/04/13	3,100,000	3,100,000

Texas
College Student Loan GO Refunding Bonds Series 2006 (LIQ: State Street Bank & Trust Company, NA)		0.13%		04/04/13	2,900,000	2,900,000

						6,000,000

Washington 1.2%
Washington State Housing Finance Commission
M/F RB (Bridgewood at Four Seasons) Series 2002A (LOC: Fannie Mae)		0.18%		04/04/13	1,200,000	1,200,000

M/F RB (Monticello Park) Series 2001A (LOC: Fannie Mae)		0.16%		04/04/13	5,200,000	5,200,000

						6,400,000

Wyoming 0.8%
Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1988B (LOC: Royal Bank of Scotland Plc)		0.16%		04/01/13	2,000,000	2,000,000

Wyoming Community Development Auth
Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.17%		04/04/13	2,000,000	2,000,000

						4,000,000

Other Investments 4.1%
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.23%		04/04/13	11,000,000	11,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.23%		04/04/13	10,000,000	10,000,000

						21,000,000

Total Variable-Rate Securities
(Cost $408,722,278)						408,722,278

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $513,040,078.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $151,847,278 or 29.4% of net assets.

6

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

 7

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47709MAR13

8

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

21.2%	Fixed-Rate Securities	99,233,548	99,233,548
78.2%	Variable-Rate Securities	365,594,000	365,594,000

99.4%	Total Investments	464,827,548	464,827,548
0.6%	Other Assets and Liabilities, Net		2,796,726

100.0%	Net Assets		467,624,274

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 21.2% of net assets

Massachusetts 20.1%
Brockton
GO BAN		1.25%		06/14/13	7,000,000	7,013,149

Dracut
GO BAN		1.50%		07/19/13	6,000,000	6,023,935

Hanover
GO BAN		1.25%		09/13/13	8,500,000	8,539,455

Haverhill
GO BAN		1.25%		09/01/13	4,700,000	4,716,269

GO BAN		1.25%		12/01/13	3,500,000	3,520,256

Holyoke
GO BAN		1.25%		11/14/13	4,900,000	4,928,920

Massachusetts
GO Bonds Consolidated Loan of 2006 Series C		4.25%		05/01/13	300,000	300,983

GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/13	450,000	463,405

GO Bonds Consolidated Loan Series 2001D		6.00%		11/01/13	450,000	464,846

GO Bonds Consolidated Loan Series 2002C		4.13%		11/01/13	135,000	137,937

GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/13	250,000	253,949

GO Bonds Consolidated Loan Series 2006D		4.25%		08/01/13	210,000	212,671

GO Bonds Consolidated Loan Series 2006D		4.38%		08/01/13	375,000	380,036

GO Bonds Consolidated Loan Series 2007A		5.00%		05/01/13	200,000	200,771

GO Bonds Consolidated Loan Series 2007C		4.00%		08/01/13	150,000	151,836

GO Bonds Consolidated Loan Series 2008A		4.00%		08/01/13	100,000	101,227

GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/13	525,000	531,171

GO Bonds Series 2002C		5.50%		11/01/13	885,000	911,580

GO Refunding Bonds Series 2006A		5.00%		07/01/13	250,000	252,933

GO Refunding Bonds Series 2008A		4.00%		09/01/13	120,000	121,802

 1

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.15%		05/14/13	3,000,000	3,000,000

Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.17%		06/13/13	4,500,000	4,500,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.15%		06/05/13	10,000,000	10,000,000

Sr Sales Tax Bonds Series 2003C		5.25%		07/01/13	845,000	855,374

Sr Sales Tax Bonds Series 2004B		3.13%		07/01/13	100,000	100,680

Massachusetts Development Finance Agency
RB (Worcester Polytechnic Institue) Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		08/08/13	5,850,000	5,850,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2007G		5.00%		07/01/13	1,300,000	1,315,262

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/13	495,000	500,762

Massachusetts HFA
S/F Housing RB Series 133		4.15%		12/01/13	150,000	153,135

Massachusetts Port Auth
RB Series 2003A (ESCROW)		5.00%		07/01/13	6,915,000	6,996,945

Massachusetts Water Pollution Abatement Trust
Pool Program Bonds Series 13		5.00%		08/01/13	335,000	340,231

Pool Program Refunding Bonds, Series 2004A		5.25%		08/01/13	500,000	508,319

State Revolving Fund Bonds Series 14		5.00%		08/01/13	650,000	660,224

State Revolving Fund Bonds Series 15A		5.00%		08/01/13	875,000	888,817

Melrose
GO BAN		1.25%		11/15/13	3,000,000	3,018,871

Quincy
GO BAN		1.25%		09/13/13	4,500,000	4,518,848

Uxbridge
GO BAN		1.25%		10/18/13	4,210,000	4,233,230

Walpole
GO BAN		1.25%		11/29/13	3,125,000	3,145,243

Worcester
BAN		1.50%		11/07/13	4,000,000	4,030,476

						93,843,548

New Mexico 1.1%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		07/25/13	5,390,000	5,390,000

Total Fixed-Rate Securities
(Cost $99,233,548)						99,233,548

Variable-Rate Securities 78.2% of net assets

Arizona 0.3%
Apache Cnty IDA
IDRB (Tucson Electric Power) Series 1983A (LOC: US Bank, NA)		0.12%		04/04/13	1,280,000	1,280,000

California 0.2%
Loma Linda
Hospital RB (Loma Linda Univ Medical Center) Series 2008B (LOC: Bank of America, NA)		0.13%		04/04/13	1,100,000	1,100,000

2

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Florida 0.5%
Broward Cnty Educational Facilities Auth
RB (Nova Southeastern Univ) Series 2008A (LOC: Bank of America, NA)		0.16%		04/01/13	750,000	750,000

Univ of South Florida Research Foundation
RB Series 2004A (LOC: Bank of America, NA)		0.15%		04/04/13	1,800,000	1,800,000

						2,550,000

Georgia 2.1%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.16%		04/01/13	5,600,000	5,600,000

Macon Water Auth
Water & Sewer RB Series 2012		0.12%		04/04/13	4,000,000	4,000,000

						9,600,000

Illinois 2.0%
Chicago
GO Project & Refunding Bonds Series 2008C (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	3,000,000	3,000,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2008C2B (LIQ: JPMorgan Chase Bank, NA)		0.13%		04/04/13	6,500,000	6,500,000

						9,500,000

Massachusetts 69.0%
Massachusetts
GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.13%		04/04/13	6,500,000	6,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	5,000,000	5,000,000

GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	3,900,000	3,900,000

GO Refunding Bonds Series 1997B (LIQ: JPMorgan Chase Bank, NA)		0.11%		04/04/13	6,685,000	6,685,000

GO Refunding Bonds Series 2001B (GTY/LIQ: Royal Bank of Canada)	a	0.12%		04/04/13	19,800,000	19,800,000

GO Refunding Bonds Series 2001C (LIQ: State Street Bank & Trust Company, NA)		0.11%		04/04/13	550,000	550,000

Transportation Fund RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	4,660,000	4,660,000

Massachusetts Bay Transportation Auth
Assessment Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	4,545,000	4,545,000

Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.13%		04/04/13	3,865,000	3,865,000

Sr Sales Tax Bonds Series 2010A	b	0.21%		10/24/13	5,815,000	5,815,000

Massachusetts Dept of Transportation
Metropolitan Highway System Sub RB Series 2010A5 (LIQ: Barclays Bank Plc)		0.12%		04/04/13	7,625,000	7,625,000

Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.13%		04/04/13	2,630,000	2,630,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.23%		04/04/13	3,280,000	3,280,000

Higher Education Refunding RB (Smith College) Series 2002		0.11%		04/04/13	9,834,000	9,834,000

RB (Abby Kelley Foster Charter Public School) Series 2008 (LOC: TD Bank NA)		0.11%		04/04/13	4,695,000	4,695,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.11%		04/04/13	9,800,000	9,800,000

RB (Eaglebrook School) Series 2007 (LOC: Bank of America, NA)		0.18%		04/04/13	1,000,000	1,000,000

 3

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.17%		04/04/13	4,965,000	4,965,000

RB (JHC Assisted Living Corp) Series 1998A (LOC: TD Bank NA)		0.14%		04/04/13	8,460,000	8,460,000

RB (Marine Biological Laboratory) Series 2006 (LOC: JPMorgan Chase Bank, NA)		0.13%		04/04/13	7,690,000	7,690,000

RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.14%		04/04/13	7,400,000	7,400,000

RB (Tabor Academy) Series 2007B (LOC: Federal Home Loan Bank)		0.12%		04/04/13	2,725,000	2,725,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.12%		04/04/13	4,020,000	4,020,000

Refunding RB (Wentworth Institute of Technology) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.13%		04/04/13	10,850,000	10,850,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.11%		04/04/13	14,055,000	14,055,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.15%		04/04/13	13,700,000	13,700,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.15%		04/04/13	1,900,000	1,900,000

RB (Harvard Univ) Series 2005C (LIQ: Citibank, NA)	a	0.13%		04/01/13	4,400,000	4,400,000

RB (Hebrew Rehabilitation Center) Series 2007D (LOC: Bank of America, NA)		0.22%		04/04/13	1,520,000	1,520,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.13%		04/04/13	2,565,000	2,565,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.12%		04/04/13	2,000,000	2,000,000

RB (MIT) Series 2008N (LIQ: Deutsche Bank AG)	a	0.13%		04/04/13	11,625,000	11,625,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	2,100,000	2,100,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.12%		04/04/13	16,290,000	16,290,000

Massachusetts HFA
Housing RB Series 2009A (LOC: Bank of New York Mellon)		0.12%		04/04/13	7,415,000	7,415,000

Massachusetts Industrial Finance Agency
RB (Groton School) Series 1998B (LIQ: US Bank, NA)		0.12%		04/04/13	10,485,000	10,485,000

Massachusetts Port Auth
RB Series 2005A (GTY/LIQ: US Bank, NA)	a	0.12%		04/04/13	6,765,000	6,765,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.13%		04/04/13	6,200,000	6,200,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	6,975,000	6,975,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.12%		04/04/13	10,670,000	10,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: Barclays Bank Plc)	a	0.13%		04/04/13	12,000,000	12,000,000

Sr Dedicated Sales Tax Refunding Bonds Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	7,500,000	7,500,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	7,600,000	7,600,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.15%		04/04/13	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2005A (LIQ: Bank of America, NA)	a	0.16%		04/04/13	1,000,000	1,000,000

General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.12%		04/04/13	8,925,000	8,925,000

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		04/04/13	3,600,000	3,600,000

4

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of Massachusetts Building Auth
Refunding RB Sr Series 2011-2	b	0.21%		10/24/13	9,005,000	9,005,000

						322,569,000

New York 0.6%
New York City Transitional Finance Auth
Recovery Bonds Fiscal 2003 Series 2D (LIQ: Lloyds TSB Bank Plc)		0.14%		04/04/13	2,800,000	2,800,000

Puerto Rico 3.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.15%		04/04/13	12,910,000	12,910,000

Sales Tax RB Sr Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/04/13	1,000,000	1,000,000

						13,910,000

Texas 0.1%
Texas Transportation Commission
Texas Highway Improvement GO Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.12%		04/04/13	285,000	285,000

Wyoming 0.4%
Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1988B (LOC: Royal Bank of Scotland Plc)		0.16%		04/01/13	2,000,000	2,000,000

Total Variable-Rate Securities
(Cost $365,594,000)						365,594,000

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $464,827,548.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $194,900,000 or 41.7% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $14,820,000 or 3.2% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

 5

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

6

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47708MAR13

 7

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

70.0%	Fixed-Rate Obligations	14,936,147,623	14,936,147,623
12.3%	Variable-Rate Obligations	2,636,055,707	2,636,055,707
17.7%	Repurchase Agreements	3,772,654,339	3,772,654,339

100.0%	Total Investments	21,344,857,669	21,344,857,669
0.0%	Other Assets and Liabilities, Net		6,743,276

100.0%	Net Assets		21,351,600,945

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 70.0% of net assets

Asset Backed Commercial Paper 10.8%
Alpine Securitization Corp	a,b,c	0.18%		04/09/13	42,000,000	41,998,320

Atlantis One Funding Corp	a,b,c	0.41%		04/01/13	120,000,000	120,000,000
	a,b,c	0.31%		05/14/13	7,000,000	6,997,408

CAFCO, LLC	a,b,c	0.29%		06/26/13	56,000,000	55,961,204
	a,b,c	0.50%		08/05/13	120,000,000	119,790,000
	a,b,c	0.46%		09/16/13	49,000,000	48,894,813

Cancara Asset Securitisation, LLC	a,b,c	0.19%		04/08/13	22,000,000	21,999,187
	a,b,c	0.25%		06/07/13	44,000,000	43,979,528
	a,b,c	0.24%		06/24/13	40,000,000	39,977,600
	a,b,c	0.24%		07/08/13	20,000,000	19,986,933
	a,b,c	0.24%		07/10/13	59,000,000	58,960,667

Chariot Funding, LLC	a,b,c	0.25%		04/05/13	5,000,000	4,999,861
	a,b,c	0.25%		05/01/13	54,000,000	53,988,750
	a,b,c	0.18%		05/21/13	100,000,000	99,975,000
	a,b,c	0.18%		05/28/13	5,000,000	4,998,575
	a,b,c	0.18%		06/07/13	15,000,000	14,994,975
	a,b,c	0.30%		06/14/13	13,000,000	12,991,983
	a,b,c	0.32%		06/17/13	1,000,000	999,316
	a,b,c	0.22%		06/20/13	28,000,000	27,986,311
	a,b,c	0.27%		09/17/13	6,000,000	5,992,395

Ciesco, LLC	a,b,c	0.34%		06/27/13	97,000,000	96,920,298
	a,b,c	0.46%		09/04/13	83,000,000	82,834,553

CRC Funding, LLC	a,b,c	0.29%		06/27/13	10,000,000	9,992,992
	a,b,c	0.50%		08/05/13	125,000,000	124,781,250
	a,b,c	0.50%		08/07/13	18,000,000	17,968,000
	a,b,c	0.46%		09/16/13	81,000,000	80,826,120

 1

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Crown Point Capital Company, LLC	a,b,c	0.34%		04/08/13	25,000,000	24,998,347
	a,b,c	0.35%		04/09/13	30,000,000	29,997,667
	a,b,c	0.32%		05/24/13	10,000,000	9,995,289

Fairway Finance Co, LLC	a,b,c	0.18%		04/26/13	11,634,000	11,632,546
	a,b,c	0.19%		06/19/13	69,050,000	69,021,210

Gotham Funding Corp	a,b,c	0.20%		05/10/13	6,000,000	5,998,700
	a,b,c	0.20%		05/13/13	6,000,000	5,998,600

Govco, LLC	a,b,c	0.29%		06/18/13	90,000,000	89,943,450
	a,b,c	0.29%		06/26/13	25,000,000	24,982,681
	a,b,c	0.29%		06/27/13	75,000,000	74,947,437

Jupiter Securitization Corp	a,b,c	0.25%		04/01/13	21,000,000	21,000,000
	a,b,c	0.32%		05/13/13	14,000,000	13,994,773
	a,b,c	0.32%		06/17/13	29,000,000	28,980,151
	a,b,c	0.32%		06/18/13	40,000,000	39,972,267
	a,b,c	0.32%		06/21/13	75,900,000	75,845,352
	a,b,c	0.30%		07/08/13	15,000,000	14,987,750
	a,b,c	0.27%		09/17/13	6,000,000	5,992,395

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		05/16/13	8,000,000	7,997,800
	a,b,c	0.22%		05/30/13	11,000,000	10,996,034

Market Street Funding Corp	a,b,c	0.21%		04/02/13	10,000,000	9,999,942
	a,b,c	0.21%		04/03/13	14,000,000	13,999,837
	a,b,c	0.22%		04/03/13	6,000,000	5,999,927
	a,b,c	0.20%		04/12/13	5,622,000	5,621,656
	a,b,c	0.18%		04/16/13	37,000,000	36,997,225
	a,b,c	0.20%		04/22/13	12,000,000	11,998,600
	a,b,c	0.19%		05/08/13	14,000,000	13,997,266
	a,b,c	0.19%		05/20/13	8,000,000	7,997,931
	a,b,c	0.20%		06/10/13	6,073,000	6,070,638
	a,b,c	0.19%		06/12/13	62,000,000	61,976,440
	a,b,c	0.19%		06/18/13	30,000,000	29,987,650
	a,b,c	0.19%		06/20/13	11,000,000	10,995,356

MetLife Short Term Funding, LLC	a,b,c	0.19%		05/13/13	8,000,000	7,998,227
	a,b,c	0.18%		06/10/13	50,000,000	49,982,500
	a,b,c	0.18%		06/11/13	81,625,000	81,596,023
	a,b,c	0.18%		06/17/13	15,000,000	14,994,225
	a,b,c	0.18%		06/18/13	2,000,000	1,999,220
	a,b,c	0.19%		06/28/13	12,000,000	11,994,427

Nieuw Amsterdam Receivables Corp	a,b,c	0.22%		05/15/13	8,000,000	7,997,849

Old Line Funding, LLC	a,b,c	0.21%		06/21/13	38,000,000	37,982,045

Ridgefield Funding Company, LLC	a,b,c	0.29%		04/15/13	18,050,000	18,047,964
	a,b,c	0.35%		06/20/13	11,700,000	11,690,900

Sheffield Receivables Corp	a,b,c	0.24%		04/04/13	7,000,000	6,999,860

Thunder Bay Funding, LLC	a,b,c	0.33%		04/08/13	20,000,000	19,998,717
	a,b,c	0.21%		06/25/13	36,713,000	36,694,796

						2,309,697,709

Financial Company Commercial Paper 7.9%
ANZ New Zealand (Int’l) Ltd	a	0.20%		04/26/13	54,000,000	53,992,500

BNZ International Funding Ltd	a	0.20%		05/07/13	20,000,000	19,996,000
	a	0.19%		06/06/13	33,000,000	32,988,505

2

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Commonwealth Bank of Australia	c	0.18%		05/31/13	20,000,000	19,994,000
	c	0.19%		06/17/13	96,000,000	95,960,987

General Electric Capital Corp		0.23%		04/03/13	146,000,000	145,998,134
		0.21%		04/26/13	56,000,000	55,991,833
		0.21%		04/29/13	11,000,000	10,998,203
		0.20%		05/02/13	3,000,000	2,999,483
		0.20%		05/06/13	10,000,000	9,998,056
		0.25%		06/11/13	119,000,000	118,941,326
		0.18%		07/25/13	75,000,000	74,956,875
		0.24%		09/03/13	101,000,000	100,895,633
		0.27%		09/09/13	1,000,000	998,793

HSBC Bank PLC	c	0.30%		04/01/13	43,000,000	43,000,000

HSBC USA, Inc		0.20%		04/23/13	6,000,000	5,999,267
		0.23%		05/29/13	29,000,000	28,989,254
		0.21%		06/07/13	6,000,000	5,997,655

JP Morgan Chase & Co		0.30%		04/02/13	47,000,000	46,999,608
		0.30%		05/07/13	21,000,000	20,993,700
		0.29%		06/03/13	22,000,000	21,988,835
		0.20%		08/01/13	35,000,000	34,976,278
		0.31%		09/19/13	20,000,000	19,970,550
		0.31%		10/01/13	103,000,000	102,837,689

Lloyds TSB Bank PLC		0.30%		04/02/13	3,000,000	2,999,975
		0.26%		04/17/13	49,000,000	48,994,338
		0.25%		06/11/13	40,000,000	39,980,672
		0.25%		06/14/13	19,000,000	18,990,236

National Australia Funding (Delaware), Inc	a	0.25%		05/01/13	11,600,000	11,597,583
	a	0.18%		05/21/13	64,000,000	63,984,000
	a	0.18%		05/28/13	100,000,000	99,971,500

Nationwide Building Society		0.32%		05/24/13	68,000,000	67,968,465
		0.30%		06/27/13	39,000,000	38,971,725

NRW.BANK		0.13%		04/04/13	42,000,000	41,999,545
		0.14%		04/04/13	42,000,000	41,999,528

RBS Holdings USA, Inc	a,c	0.35%		04/19/13	1,000,000	999,825

Skandinaviska Enskilda Banken AB		0.24%		04/04/13	35,000,000	34,999,300
		0.23%		04/08/13	13,000,000	12,999,419
		0.35%		06/05/13	4,000,000	3,997,472
		0.21%		06/19/13	15,000,000	14,993,088
		0.34%		07/09/13	3,000,000	2,997,195
		0.30%		09/19/13	20,000,000	19,971,500

State Street Corp		0.18%		06/17/13	31,000,000	30,988,065

Swedbank AB		0.25%		04/15/13	2,000,000	1,999,806
		0.35%		06/20/13	5,000,000	4,996,111

						1,682,862,512

Other Commercial Paper 2.0%
Toyota Motor Credit Corp	a	0.18%		06/24/13	145,000,000	144,939,100
	a	0.19%		07/10/13	86,000,000	85,954,611
	a	0.20%		07/17/13	195,000,000	194,884,083

						425,777,794

 3

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Certificate of Deposit 40.0%
Abbey National Treasury Services PLC	a	0.37%		05/15/13	109,000,000	109,000,000

Bank of Montreal		0.14%		04/01/13	148,000,000	148,000,000
		0.14%		04/02/13	72,000,000	72,000,000
		0.08%		04/04/13	50,000,000	50,000,000
		0.22%		04/08/13	87,000,000	87,000,000
		0.19%		05/01/13	45,000,000	45,000,000
		0.20%		06/06/13	30,000,000	30,000,000
		0.20%		06/24/13	2,000,000	2,000,000

Bank of Nova Scotia		0.22%		04/03/13	21,000,000	21,000,000
		0.18%		05/28/13	100,000,000	100,000,000
		0.19%		06/03/13	160,000,000	160,000,000

Bank of the West		0.31%		05/29/13	61,000,000	61,000,000
		0.30%		06/20/13	3,000,000	3,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		04/11/13	23,000,000	23,000,000
		0.25%		04/12/13	22,000,000	22,000,000
		0.34%		06/24/13	61,000,000	61,000,000
		0.34%		06/26/13	9,000,000	9,000,000
		0.34%		06/28/13	12,000,000	12,000,000
		0.33%		07/09/13	147,000,000	147,000,000
		0.33%		07/16/13	11,000,000	11,000,000
		0.40%		10/16/13	90,000,000	90,000,000
		0.40%		10/17/13	120,000,000	120,000,000
		0.38%		10/21/13	16,000,000	16,000,000

Barclays Bank PLC		0.40%		05/02/13	3,000,000	3,000,000
		0.25%		05/06/13	81,000,000	81,000,000
		0.25%		05/07/13	68,000,000	68,000,000
		0.40%		05/09/13	142,000,000	142,000,000
		0.45%		05/16/13	2,000,000	2,000,000
		0.47%		05/17/13	5,000,000	5,000,000
		0.45%		08/21/13	4,000,000	4,000,000
		0.38%		09/23/13	35,000,000	35,000,000

BNP Paribas		0.60%		06/03/13	42,000,000	42,000,000
		0.59%		06/07/13	46,000,000	46,000,000
		0.59%		06/10/13	120,000,000	120,000,000
		0.44%		09/05/13	43,000,000	43,000,000
		0.40%		09/16/13	86,000,000	86,000,000

Branch Banking & Trust Co		0.17%		06/24/13	18,000,000	18,000,000
		0.17%		06/25/13	34,000,000	34,000,000

Chase Bank USA, NA		0.18%		05/28/13	19,000,000	19,000,000
		0.18%		05/29/13	75,000,000	75,000,000
		0.18%		06/12/13	50,000,000	50,000,000

Citibank, NA		0.17%		04/02/13	50,000,000	50,000,000

Commonwealth Bank of Australia		0.19%		05/01/13	225,000,000	225,000,000
		0.21%		06/07/13	75,000,000	75,000,000

Credit Agricole Corporate & Investment Bank		0.34%		05/07/13	108,000,000	108,000,000

Credit Suisse AG		0.32%		04/04/13	80,000,000	80,000,000
		0.33%		05/06/13	101,000,000	101,000,000
		0.29%		07/29/13	178,000,000	178,000,000

Deutsche Bank AG		0.45%		05/15/13	100,000,000	100,000,000

4

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.45%		05/24/13	138,000,000	138,000,000
		0.46%		07/09/13	182,000,000	182,000,000
		0.44%		08/29/13	9,000,000	9,000,000
		0.41%		09/20/13	27,000,000	27,000,000
		0.73%		01/17/14	191,000,000	191,000,000

DNB Bank ASA		0.23%		04/04/13	133,000,000	133,000,000
		0.30%		05/13/13	41,000,000	41,000,000
		0.23%		06/11/13	54,000,000	54,000,000
		0.22%		06/18/13	5,000,000	5,000,000
		0.22%		06/19/13	14,000,000	14,000,000
		0.25%		07/01/13	28,000,000	28,000,000

ING Bank NV		0.32%		05/03/13	300,000,000	300,000,000
		0.40%		08/02/13	114,000,000	114,000,000
		0.40%		08/05/13	27,000,000	27,000,000

JPMorgan Chase Bank, NA		0.18%		06/12/13	50,000,000	50,000,000
		0.20%		07/29/13	156,000,000	156,000,000
		0.20%		08/02/13	57,000,000	57,000,000

Lloyds TSB Bank PLC		0.26%		04/08/13	19,000,000	19,000,000
		0.26%		04/10/13	65,000,000	65,000,000

Mitsubishi UFJ Trust & Banking Corp		0.40%		04/02/13	7,000,000	7,000,000
		0.26%		04/05/13	179,000,000	179,000,000
		0.25%		04/08/13	2,000,000	2,000,000
		0.35%		05/08/13	42,000,000	42,000,000
		0.34%		06/19/13	73,000,000	73,000,000
		0.33%		07/02/13	39,000,000	39,000,000
		0.31%		07/08/13	3,000,000	3,000,000
		0.33%		07/09/13	6,000,000	6,000,000
		0.33%		07/10/13	70,000,000	70,000,000
		0.32%		07/16/13	6,000,000	6,000,000

Mizuho Corporate Bank Ltd		0.25%		05/17/13	31,000,000	31,000,000
		0.25%		05/22/13	27,000,000	27,000,000
		0.24%		06/11/13	35,000,000	35,000,000
		0.24%		06/17/13	29,000,000	29,000,000
		0.24%		07/01/13	49,000,000	49,000,000

National Australia Bank Ltd		0.21%		04/17/13	14,000,000	14,000,000
		0.36%		07/11/13	62,000,000	62,000,000
		0.35%		08/01/13	71,000,000	71,000,000

Nordea Bank Finland PLC		0.21%		04/12/13	74,000,000	74,000,000

Rabobank Nederland		0.37%		04/08/13	79,000,000	79,000,000
		0.34%		04/10/13	22,000,000	22,000,000
		0.36%		04/17/13	15,000,000	15,000,000
		0.31%		05/07/13	6,000,000	6,000,000
		0.30%		05/14/13	233,000,000	233,000,000
		0.30%		06/04/13	42,000,000	42,000,000

Skandinaviska Enskilda Banken AB		0.37%		06/03/13	42,000,000	42,000,000
		0.38%		06/14/13	1,000,000	1,000,000
		0.34%		06/20/13	41,000,000	41,000,000

Societe Generale		0.30%		05/02/13	55,000,000	55,000,000
		0.29%		05/13/13	22,000,000	22,000,000
		0.27%		06/20/13	29,000,000	29,000,000
		0.68%		07/01/13	110,000,000	110,000,000

Sumitomo Mitsui Banking Corp		0.25%		04/01/13	14,000,000	14,000,000

 5

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.26%		04/01/13	42,000,000	42,000,000
		0.26%		04/05/13	33,000,000	33,000,000
		0.35%		04/15/13	81,000,000	81,000,000
		0.35%		04/22/13	30,000,000	30,000,000
		0.34%		04/29/13	9,000,000	9,000,000
		0.35%		05/01/13	32,000,000	32,000,000
		0.34%		05/06/13	8,000,000	8,000,000
		0.34%		05/08/13	2,000,000	2,000,000
		0.34%		05/13/13	9,000,000	9,000,000
		0.34%		05/15/13	33,000,000	33,000,000
		0.34%		05/20/13	2,000,000	2,000,000
		0.34%		06/05/13	5,000,000	5,000,000
		0.32%		06/19/13	10,000,000	10,000,000
		0.32%		07/02/13	22,000,000	22,000,000
		0.32%		07/08/13	52,000,000	52,000,000
		0.23%		07/10/13	96,000,000	96,000,000
		0.37%		10/15/13	137,000,000	137,000,000
		0.36%		10/22/13	35,000,000	35,000,000

Sumitomo Mitsui Trust Bank Ltd		0.26%		04/05/13	7,000,000	7,000,000
		0.27%		04/12/13	16,000,000	16,000,000
		0.25%		04/16/13	1,000,000	1,000,000
		0.25%		05/23/13	15,000,000	15,000,000
		0.24%		05/29/13	52,000,000	52,000,000
		0.24%		06/07/13	22,000,000	22,000,000
		0.24%		06/18/13	96,000,000	96,000,000
		0.24%		06/25/13	78,000,000	78,000,000
		0.24%		07/01/13	22,000,000	22,000,000

Svenska Handelsbanken AB		0.21%		05/08/13	107,000,000	107,000,000
		0.21%		05/29/13	119,000,000	119,000,000

Swedbank AB		0.34%		06/03/13	80,000,000	80,000,000
		0.33%		07/10/13	8,000,000	8,000,000

Toronto-Dominion Bank		0.15%		04/01/13	33,000,000	33,000,000
		0.20%		04/29/13	63,000,000	63,000,000
		0.20%		05/02/13	30,000,000	30,000,000
		0.20%		05/03/13	40,000,000	40,000,000
		0.19%		05/07/13	11,000,000	11,000,000
		0.20%		05/07/13	49,000,000	49,000,000
		0.18%		05/13/13	43,000,000	43,000,000
		0.18%		06/07/13	4,000,000	4,000,000
		0.18%		06/14/13	155,000,000	155,000,000

UBS AG		0.25%		06/27/13	191,000,000	191,000,000
		0.25%		07/26/13	21,000,000	21,000,000
		0.25%		08/02/13	111,000,000	111,000,000

Wells Fargo Bank, NA		0.17%		06/05/13	115,000,000	115,000,000
		0.17%		06/13/13	79,000,000	79,000,000

						8,535,000,000

Government Agency Debt 2.6%
Fannie Mae		0.07%		04/01/13	5,150,000	5,150,000

Federal Home Loan Bank		0.10%		04/01/13	100,000,000	100,000,000
		0.06%		04/03/13	2,000,000	1,999,993
		0.11%		04/10/13	30,000,000	29,999,175
		0.10%		04/12/13	3,000,000	2,999,908
		0.11%		04/12/13	25,025,000	25,024,159
		0.13%		04/12/13	10,000,000	9,999,618
		0.14%		04/12/13	8,000,000	7,999,658

6

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.12%		04/17/13	2,000,000	1,999,893
		0.13%		04/17/13	69,100,000	69,096,008
		0.11%		04/19/13	68,000,000	67,996,260
		0.13%		04/19/13	53,700,000	53,696,509
		0.13%		05/01/13	2,970,000	2,969,678
		0.11%		05/08/13	114,000,000	113,987,667
		0.12%		05/08/13	11,000,000	10,998,643

Freddie Mac		0.12%		04/09/13	19,400,000	19,399,483
		0.11%		04/15/13	21,494,000	21,493,081
		0.10%		04/16/13	3,000,000	2,999,875

						547,809,608

Other Instrument 5.3%
Australia & New Zealand Banking Group Ltd		0.15%		04/01/13	500,000,000	500,000,000
		0.16%		04/04/13	186,000,000	186,000,000

Bank of Nova Scotia		0.12%		04/02/13	154,000,000	154,000,000

Citibank, NA		0.18%		04/03/13	85,000,000	85,000,000

Royal Bank of Canada		0.08%		04/01/13	200,000,000	200,000,000

						1,125,000,000

Other Note 1.4%
Bank of America, NA		0.30%		04/25/13	150,000,000	150,000,000
		0.30%		04/29/13	35,000,000	35,000,000
		0.30%		05/10/13	125,000,000	125,000,000

						310,000,000

Total Fixed-Rate Obligations
(Cost $14,936,147,623)						14,936,147,623

Variable-Rate Obligations 12.3% of net assets

Financial Company Commercial Paper 0.4%
JP Morgan Chase & Co		0.38%	04/22/13	01/22/14	67,000,000	67,000,000

Westpac Banking Corp	c	0.35%	04/01/13	01/17/14	24,000,000	24,000,000

						91,000,000

Certificate of Deposit 6.8%
Bank of Nova Scotia		0.28%	04/22/13	05/21/13	98,000,000	97,999,325
		0.41%	04/01/13	07/26/13	114,000,000	114,000,000

Canadian Imperial Bank of Commerce		0.37%		04/16/13	211,000,000	211,000,000
		0.28%	04/29/13	05/28/13	19,000,000	19,002,531
		0.29%	04/29/13	05/28/13	85,000,000	85,000,000

Sumitomo Mitsui Banking Corp		0.48%	04/01/13	04/12/13	68,000,000	68,000,000

Toronto-Dominion Bank		0.29%		04/19/13	24,000,000	24,000,000
		0.29%		04/22/13	292,000,000	292,000,000
		0.29%	04/29/13	05/28/13	74,000,000	74,000,000
		0.29%	04/29/13	05/29/13	96,000,000	96,000,000

Wells Fargo Bank, NA		0.16%	04/01/13	09/06/13	106,000,000	106,000,000

Westpac Banking Corp		0.45%	04/11/13	07/11/13	61,000,000	61,000,000

 7

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.44%	04/18/13	07/18/13	110,000,000	110,000,000
		0.42%	04/23/13	08/23/13	15,000,000	15,000,000
		0.32%	04/01/13	04/25/14	91,000,000	91,000,000

						1,464,001,856

Government Agency Debt 0.5%
Freddie Mac		0.26%	04/10/13	02/10/14	100,000,000	100,000,000

Variable Rate Demand Note 1.2%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.21%		04/04/13	1,000,000	1,000,000

California
RAN 2012-2013 Series A1	a,c	0.15%		04/01/13	34,205,000	34,205,000

Cleveland
Airport System Taxable RB Series 2008F	a	0.14%		04/04/13	29,000,000	29,000,000

Eagle Cnty, CO
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.21%		04/04/13	2,000,000	2,000,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		04/04/13	2,695,000	2,695,000

Indiana Health & Educational Facility Financing Auth
Taxable RB (Union Hospital) Series 2006B	a	0.17%		04/04/13	12,330,000	12,330,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		04/04/13	2,885,000	2,885,000

Texas
TRAN Series 2012	a,c	0.15%		04/01/13	150,000,000	150,000,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.23%		04/04/13	6,900,000	6,900,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.23%		04/04/13	1,030,000	1,030,000
Veterans Taxable Refunding Bonds Series 2010B	a	0.19%		04/04/13	12,635,000	12,635,000

						254,680,000

Other Note 3.4%
JPMorgan Chase Bank, NA		0.37%	04/18/13	04/17/14	90,000,000	90,000,000
		0.40%	04/22/13	04/21/14	47,000,000	47,000,000

Royal Bank of Canada		0.37%	07/01/13	04/01/14	125,000,000	125,000,000
		0.36%	04/04/13	04/04/14	137,000,000	137,000,000

Wells Fargo Bank, NA		0.35%	06/24/13	04/22/14	225,000,000	225,000,000

Westpac Banking Corp	c	0.52%	04/29/13	04/28/14	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,373,851	2,373,851

						726,373,851

Total Variable-Rate Obligations
(Cost $2,636,055,707)						2,636,055,707

8

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 17.7% of net assets

Government Agency Repurchase Agreement 13.9%
Barclays Capital, Inc
Issued 03/25/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $36,400,000, 2.27% - 6.50%, due 08/01/19 - 10/01/47)		0.10%		04/01/13	35,000,681	35,000,000
Issued 02/15/13, repurchase date 05/15/13 (Collateralized by U.S. Government Agency Securities valued at $20,800,001, 1.81% - 5.91%, due 08/01/29 - 03/01/43)		0.16%		04/04/13	20,004,267	20,000,000
Issued 03/15/13, repurchase date 04/15/13 (Collateralized by U.S. Government Agency Securities valued at $105,000,001, 2.00%, due 04/25/42 - 11/15/42)		0.16%		04/04/13	100,008,889	100,000,000

BNP Paribas Securities Corp
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $437,750,000, 3.00% - 4.50%, due 09/20/41 - 12/20/42)		0.23%		04/01/13	425,010,861	425,000,000

Credit Suisse Securities (USA), LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $261,790,976, 1.50%, due 06/30/16)		0.21%		04/01/13	256,660,328	256,654,339
Issued 03/26/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $238,682,085, 4.00%, due 01/01/42 - 02/01/42)		0.13%		04/02/13	234,005,915	234,000,000
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $10,201,541, 2.25% - 3.00%, due 06/20/27 - 10/15/45)		0.15%		04/04/13	10,000,292	10,000,000

Deutsche Bank Securities, Inc
Issued 01/08/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $136,365,882, 1.75% - 7.00%, due 05/25/31 - 01/20/43)		0.20%		04/01/13	131,060,406	131,000,000
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $52,000,000, 3.00%, due 03/25/43 - 04/25/43)		0.25%		04/01/13	50,001,389	50,000,000
Issued 01/09/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $20,882,819, 1.75% - 6.50%, due 05/25/31 - 01/20/43)		0.19%		04/02/13	20,008,761	20,000,000
Issued 01/02/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $156,000,001, 1.75% - 7.00%, due 05/25/31 - 01/25/43)		0.23%		04/02/13	150,086,250	150,000,000
Issued 03/19/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $190,582,018, 2.50% - 7.00%, due 10/25/41 - 01/20/43)		0.14%		04/03/13	183,010,675	183,000,000
Issued 03/04/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $41,600,001, 1.75% - 7.00%, due 05/25/31 - 01/20/43)		0.16%		04/03/13	40,005,333	40,000,000
Issued 03/05/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $151,078,635, 0.50% - 7.00%, due 04/25/22 - 03/25/43)		0.18%		04/04/13	145,021,750	145,000,000

Goldman Sachs & Co
Issued 03/25/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $320,250,001, 1.65% - 6.50%, due 04/01/22 - 03/01/43)		0.15%		04/01/13	305,008,896	305,000,000
Issued 03/22/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $105,000,000, 2.50% - 4.50%, due 10/20/40 - 01/20/43)		0.15%		04/01/13	100,004,167	100,000,000

 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $206,001,144, 3.50% - 4.50%, due 10/01/33 - 09/01/42)		0.20%		04/01/13	200,004,444	200,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $309,000,000, 2.00% - 6.00%, due 06/25/21 - 04/25/43)		0.20%		04/01/13	300,006,667	300,000,000
Issued 03/08/13, repurchase date 04/08/13 (Collateralized by U.S. Government Agency Securities valued at $154,500,001, 1.75% - 4.50%, due 03/15/29 - 11/20/42)		0.17%		04/04/13	150,019,125	150,000,000

Morgan Stanley & Co., LLC
Issued 03/22/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $102,000,000, 2.50% - 5.50%, due 09/01/27 - 09/01/42)		0.14%		04/01/13	100,003,890	100,000,000

						2,954,654,339

Treasury Repurchase Agreement 0.4%
Goldman Sachs & Co
Issued 03/22/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $91,800,091, 1.88%, due 07/15/13)		0.12%		04/01/13	90,003,000	90,000,000

Other Repurchase Agreement* 3.4%
BNP Paribas Securities Corp
Issued 02/27/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,000,000, 1.95% - 7.88%, due 09/15/14 - 05/22/22)		0.29%		04/01/13	20,005,317	20,000,000
Issued 03/01/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,250,000, 2.00% - 8.00%, due 05/23/13 - 01/15/23)		0.29%		04/01/13	25,006,243	25,000,000
Issued 03/21/13, repurchase date 04/22/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,650,001, 1.13% - 7.88%, due 05/23/13 - 05/22/22)		0.29%		04/04/13	13,001,466	13,000,000
Issued 03/08/13, repurchase date 04/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,350,000, 1.05% - 7.88%, due 02/24/14 - 08/22/22)		0.29%		04/04/13	7,001,523	7,000,000

Credit Suisse Securities (USA), LLC
Issued 01/25/13, repurchase date 05/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $163,300,011, 0.30% - 7.70%, due 02/15/19 - 08/15/56)	d	0.71%		05/10/13	142,294,058	142,000,000
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $208,150,040, 0.00% - 6.00%, due 02/01/23 - 04/19/48)	d	0.71%		07/03/13	181,367,681	181,000,000

Deutsche Bank Securities, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,250,025, 0.00%, due 03/28/13)		0.36%		04/01/13	25,001,000	25,000,000

10

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Issued 12/13/12, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $66,150,000, 3.50% - 4.00%, due 04/01/42 - 03/01/43)		0.46%		04/02/13	63,088,550	63,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/25/13, repurchase date 06/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $289,800,001, 0.00% - 15.00%, due 04/17/13 - 10/01/99)	d	0.68%		06/10/13	252,499,800	252,000,000

						728,000,000

Total Repurchase Agreements
(Cost $3,772,654,339)						3,772,654,339

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $ 21,344,857,669.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,777,857,521 or 13.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $577,373,851 or 2.7% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by Government Agency securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RAN —	Revenue anticipation note
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from

 11

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47712MAR13

12

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

69.0%	Fixed-Rate Obligations	9,698,222,598	9,698,222,598
12.2%	Variable-Rate Obligations	1,707,200,138	1,707,200,138
18.8%	Repurchase Agreements	2,637,511,786	2,637,511,786

100.0%	Total Investments	14,042,934,522	14,042,934,522
0.0%	Other Assets and Liabilities, Net		5,809,464

100.0%	Net Assets		14,048,743,986

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 69.0% of net assets

Asset Backed Commercial Paper 9.7%
Alpine Securitization Corp	a,b,c	0.18%		04/09/13	48,000,000	47,998,080

Atlantis One Funding Corp	a,b,c	0.39%		04/01/13	9,000,000	9,000,000
	a,b,c	0.41%		04/01/13	15,000,000	15,000,000

CAFCO, LLC	a,b,c	0.38%		06/26/13	12,000,000	11,989,107
	a,b,c	0.46%		09/04/13	109,000,000	108,782,727

Cancara Asset Securitisation, LLC	a,b,c	0.19%		04/08/13	14,000,000	13,999,483
	a,b,c	0.19%		04/09/13	31,000,000	30,998,691
	a,b,c	0.25%		06/07/13	14,000,000	13,993,486
	a,b,c	0.25%		06/10/13	40,000,000	39,980,556
	a,b,c	0.22%		06/18/13	56,600,000	56,573,021
	a,b,c	0.24%		06/27/13	25,000,000	24,985,500

Chariot Funding, LLC	a,b,c	0.25%		04/05/13	60,000,000	59,998,333
	a,b,c	0.18%		05/28/13	10,000,000	9,997,150
	a,b,c	0.18%		06/07/13	18,000,000	17,993,970
	a,b,c	0.32%		06/10/13	21,000,000	20,986,933
	a,b,c	0.30%		07/08/13	10,000,000	9,991,833
	a,b,c	0.27%		09/17/13	3,000,000	2,996,197

CRC Funding, LLC	a,b,c	0.29%		06/20/13	10,000,000	9,993,556
	a,b,c	0.29%		06/27/13	34,000,000	33,976,172
	a,b,c	0.50%		08/05/13	61,000,000	60,893,250
	a,b,c	0.50%		08/07/13	62,000,000	61,889,778

Crown Point Capital Company, LLC	a,b,c	0.32%		05/24/13	15,000,000	14,992,934

Fairway Finance Co, LLC	a,b,c	0.18%		04/26/13	7,000,000	6,999,125

Gemini Securitization Corp, LLC	a,b,c	0.27%		04/08/13	50,000,000	49,997,375

 1

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Gotham Funding Corp	a,b,c	0.20%		04/15/13	23,000,000	22,998,211
	a,b,c	0.20%		05/10/13	21,000,000	20,995,450
	a,b,c	0.20%		05/13/13	25,000,000	24,994,166
	a,b,c	0.21%		06/10/13	18,000,000	17,992,650

Govco, LLC	a,b,c	0.30%		05/01/13	46,000,000	45,988,500
	a,b,c	0.31%		05/09/13	10,000,000	9,996,728
	a,b,c	0.29%		06/12/13	8,000,000	7,995,360
	a,b,c	0.29%		06/27/13	25,000,000	24,982,479

Jupiter Securitization Corp	a,b,c	0.25%		04/01/13	11,000,000	11,000,000
	a,b,c	0.25%		05/02/13	28,000,000	27,993,972
	a,b,c	0.32%		05/13/13	5,000,000	4,998,133
	a,b,c	0.18%		05/28/13	15,000,000	14,995,725
	a,b,c	0.32%		06/17/13	20,000,000	19,986,311
	a,b,c	0.27%		09/17/13	3,000,000	2,996,198

Market Street Funding Corp	a,b,c	0.21%		04/03/13	14,000,000	13,999,837
	a,b,c	0.22%		04/03/13	18,000,000	17,999,780
	a,b,c	0.21%		04/08/13	19,000,000	18,999,224
	a,b,c	0.20%		04/12/13	11,000,000	10,999,328
	a,b,c	0.20%		04/22/13	23,050,000	23,047,311
	a,b,c	0.19%		05/06/13	10,029,000	10,027,147
	a,b,c	0.19%		05/08/13	11,014,000	11,011,849
	a,b,c	0.19%		05/20/13	7,011,000	7,009,187
	a,b,c	0.20%		06/10/13	6,000,000	5,997,667
	a,b,c	0.19%		06/12/13	9,000,000	8,996,580
	a,b,c	0.19%		06/18/13	12,000,000	11,995,060

MetLife Short Term Funding, LLC	a,b,c	0.17%		04/30/13	8,500,000	8,498,836
	a,b,c	0.19%		05/13/13	13,000,000	12,997,118
	a,b,c	0.18%		06/10/13	45,300,000	45,284,145
	a,b,c	0.18%		06/17/13	21,000,000	20,991,915
	a,b,c	0.18%		06/18/13	21,000,000	20,991,810
	a,b,c	0.19%		06/28/13	3,000,000	2,998,607

Nieuw Amsterdam Receivables Corp	a,b,c	0.22%		05/13/13	30,000,000	29,992,300
	a,b,c	0.22%		05/15/13	7,000,000	6,998,118

Ridgefield Funding Company, LLC	a,b,c	0.37%		05/13/13	10,000,000	9,995,683
	a,b,c	0.35%		06/20/13	10,000,000	9,992,222

Sheffield Receivables Corp	a,b,c	0.24%		04/03/13	14,000,000	13,999,813
	a,b,c	0.24%		04/04/13	3,000,000	2,999,940

Thunder Bay Funding, LLC	a,b,c	0.18%		05/13/13	41,404,000	41,395,305

						1,359,139,922

Financial Company Commercial Paper 8.2%
Abbey National North America, LLC	a	0.36%		05/16/13	69,000,000	68,968,950

ANZ New Zealand (Int’l) Ltd	a	0.20%		04/26/13	31,000,000	30,995,694

Barclays US Funding Corp	a	0.40%		04/29/13	1,000,000	999,689

BNZ International Funding Ltd	a	0.20%		05/07/13	15,000,000	14,997,000
	a	0.21%		06/20/13	4,000,000	3,998,178

Commonwealth Bank of Australia	c	0.18%		05/28/13	31,000,000	30,991,165
	c	0.18%		05/31/13	27,000,000	26,991,900
	c	0.19%		06/05/13	45,570,000	45,554,367

General Electric Capital Corp		0.23%		04/03/13	4,000,000	3,999,949

2

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.21%		04/26/13	19,000,000	18,997,229
		0.21%		04/29/13	11,000,000	10,998,203
		0.20%		05/06/13	5,000,000	4,999,028
		0.25%		06/11/13	45,000,000	44,977,812
		0.18%		07/24/13	53,000,000	52,969,790
		0.25%		08/19/13	13,000,000	12,987,361

HSBC Bank PLC	c	0.30%		04/01/13	32,000,000	32,000,000

HSBC USA, Inc		0.20%		04/23/13	5,000,000	4,999,389
		0.24%		05/21/13	12,000,000	11,996,000
		0.23%		05/29/13	17,000,000	16,993,701
		0.21%		06/07/13	8,000,000	7,996,873

JP Morgan Chase & Co		0.30%		04/02/13	17,000,000	16,999,858
		0.29%		06/03/13	3,000,000	2,998,478
		0.20%		08/01/13	2,000,000	1,998,644
		0.31%		09/19/13	35,000,000	34,948,463
		0.31%		09/23/13	6,000,000	5,990,958
		0.31%		10/01/13	45,000,000	44,929,088
		0.32%		10/08/13	25,000,000	24,957,778
		0.31%		10/10/13	32,000,000	31,947,093

Lloyds TSB Bank PLC		0.26%		04/17/13	16,000,000	15,998,151
		0.26%		04/23/13	13,000,000	12,997,934
		0.25%		06/11/13	5,000,000	4,997,584
		0.25%		06/14/13	1,000,000	999,486

National Australia Funding (Delaware), Inc	a	0.18%		05/21/13	46,000,000	45,988,500

Nationwide Building Society		0.30%		06/27/13	64,000,000	63,953,600

NRW.BANK		0.13%		04/04/13	45,000,000	44,999,512
		0.14%		04/04/13	125,000,000	124,998,594

Rabobank USA Financial Corp	a	0.39%		04/01/13	49,150,000	49,150,000

RBS Holdings USA, Inc	a,c	0.35%		04/19/13	46,000,000	45,991,950

Skandinaviska Enskilda Banken AB		0.23%		04/08/13	2,000,000	1,999,911
		0.24%		05/16/13	7,000,000	6,997,900
		0.31%		06/04/13	2,000,000	1,998,898
		0.30%		09/19/13	6,000,000	5,991,450

State Street Corp		0.20%		05/10/13	2,000,000	1,999,567
		0.20%		05/30/13	65,000,000	64,978,694

Swedbank AB		0.25%		04/15/13	6,000,000	5,999,417
		0.35%		06/20/13	43,000,000	42,966,556

						1,155,190,342

Other Commercial Paper 0.3%
Catholic Health Initiatives
Taxable CP Notes Series A		0.18%		05/13/13	15,549,000	15,545,734

Los Angeles Dept of Airports
Sub Revenue CP Notes Series C4	a	0.20%		05/15/13	27,455,000	27,448,289

						42,994,023

Certificate of Deposit 41.6%
Bank of Montreal		0.15%		04/02/13	115,000,000	115,000,000
		0.08%		04/04/13	1,000,000	1,000,000

 3

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.20%		06/06/13	200,000,000	200,000,000

Bank of Nova Scotia		0.22%		04/03/13	77,000,000	77,000,000

Bank of the West		0.30%		06/20/13	26,000,000	26,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		04/12/13	7,000,000	7,000,000
		0.34%		06/24/13	7,000,000	7,000,000
		0.34%		06/26/13	32,000,000	32,000,000
		0.33%		07/09/13	73,000,000	73,000,000
		0.33%		07/16/13	33,000,000	33,000,000
		0.40%		10/15/13	66,000,000	66,000,000
		0.40%		10/16/13	14,000,000	14,000,000
		0.40%		10/17/13	62,000,000	62,000,000
		0.40%		10/18/13	1,000,000	1,000,000

Barclays Bank PLC		0.44%		04/19/13	6,000,000	6,000,000
		0.25%		05/06/13	61,000,000	61,000,000
		0.40%		05/09/13	48,000,000	48,000,000
		0.45%		05/16/13	46,000,000	46,000,000
		0.47%		05/17/13	20,000,000	20,000,000
		0.45%		08/21/13	13,000,000	13,000,000
		0.45%		08/22/13	9,000,000	9,000,000
		0.38%		09/23/13	51,000,000	51,000,000
		0.38%		09/25/13	14,000,000	14,000,000

BNP Paribas		0.60%		06/03/13	77,000,000	77,000,000
		0.60%		06/04/13	63,000,000	63,000,000
		0.59%		06/10/13	8,000,000	8,000,000
		0.44%		09/05/13	42,000,000	42,000,000
		0.40%		09/16/13	56,000,000	56,000,000

Branch Banking & Trust Co		0.17%		06/24/13	36,000,000	36,000,000
		0.17%		06/25/13	45,000,000	45,000,000

Chase Bank USA, NA		0.18%		05/22/13	53,000,000	53,000,000
		0.18%		05/28/13	61,000,000	61,000,000
		0.18%		05/29/13	120,000,000	120,000,000

Citibank, NA		0.29%		06/21/13	25,000,000	25,000,000
		0.29%		06/25/13	10,000,000	10,000,000
		0.28%		06/26/13	100,000,000	100,000,000

Commonwealth Bank of Australia		0.19%		05/01/13	37,000,000	37,000,000

Credit Agricole Corporate & Investment Bank		0.34%		05/07/13	69,000,000	69,000,000

Credit Suisse AG		0.33%		05/06/13	37,000,000	37,000,000
		0.29%		07/29/13	120,000,000	120,000,000

Deutsche Bank AG		0.45%		05/14/13	10,000,000	10,000,000
		0.45%		05/15/13	60,000,000	60,000,000
		0.46%		07/09/13	14,000,000	14,000,000
		0.41%		08/21/13	14,000,000	14,000,000
		0.44%		08/29/13	109,000,000	109,000,000
		0.41%		09/20/13	8,000,000	8,000,000
		0.73%		01/17/14	155,000,000	155,000,000

DNB Bank ASA		0.30%		05/13/13	34,000,000	34,000,000
		0.23%		06/11/13	59,000,000	59,000,000
		0.22%		06/19/13	116,000,000	116,000,000

ING Bank NV		0.32%		05/03/13	67,000,000	67,000,000
		0.47%		07/17/13	37,000,000	37,000,000

4

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.40%		08/02/13	137,000,000	137,000,000
		0.40%		08/05/13	1,000,000	1,000,000

JPMorgan Chase Bank, NA		0.18%		06/14/13	37,000,000	37,000,000
		0.18%		06/17/13	25,000,000	25,000,000
		0.19%		07/18/13	44,000,000	44,000,000
		0.20%		07/29/13	62,000,000	62,000,000
		0.20%		08/02/13	26,000,000	26,000,000

Lloyds TSB Bank PLC		0.26%		04/17/13	50,000,000	50,000,000

Mitsubishi UFJ Trust & Banking Corp		0.40%		04/02/13	7,000,000	7,000,000
		0.41%		04/02/13	12,000,000	12,000,000
		0.26%		04/05/13	71,000,000	71,000,000
		0.35%		05/08/13	2,000,000	2,000,000
		0.34%		06/19/13	73,000,000	73,000,000
		0.33%		07/10/13	68,000,000	68,000,000
		0.32%		07/16/13	3,000,000	3,000,000

Mizuho Corporate Bank Ltd		0.26%		04/09/13	4,000,000	4,000,000
		0.25%		05/22/13	6,000,000	6,000,000
		0.24%		06/17/13	24,000,000	24,000,000
		0.24%		07/08/13	19,000,000	19,000,000
		0.24%		07/09/13	74,000,000	74,000,000

National Australia Bank Ltd		0.21%		04/17/13	70,000,000	70,000,000
		0.36%		07/10/13	146,000,000	146,000,000

Nordea Bank Finland PLC		0.21%		04/12/13	66,000,000	66,000,000

Rabobank Nederland		0.37%		04/08/13	15,000,000	15,000,000
		0.34%		04/10/13	43,000,000	43,000,000
		0.36%		04/17/13	29,000,000	29,000,000
		0.30%		05/14/13	17,000,000	17,000,000
		0.30%		06/04/13	94,000,000	94,000,000

Skandinaviska Enskilda Banken AB		0.38%		06/14/13	1,000,000	1,000,000
		0.34%		07/10/13	52,000,000	52,000,000

Societe Generale		0.39%		04/02/13	20,000,000	20,000,000
		0.30%		05/02/13	66,000,000	66,000,000
		0.27%		06/20/13	20,000,000	20,000,000
		0.68%		07/01/13	53,000,000	53,000,000

Sumitomo Mitsui Banking Corp		0.26%		04/05/13	17,000,000	17,000,000
		0.35%		04/15/13	9,000,000	9,000,000
		0.35%		04/17/13	29,000,000	29,000,000
		0.35%		04/22/13	39,000,000	39,000,000
		0.34%		04/29/13	3,000,000	3,000,000
		0.35%		05/01/13	14,000,000	14,000,000
		0.34%		05/06/13	45,000,000	45,000,000
		0.34%		05/15/13	8,000,000	8,000,000
		0.34%		05/21/13	1,000,000	1,000,000
		0.31%		07/08/13	74,000,000	74,000,000
		0.23%		07/10/13	10,000,000	10,000,000
		0.36%		10/22/13	109,000,000	109,000,000

Sumitomo Mitsui Trust Bank Ltd		0.26%		04/05/13	49,000,000	49,000,000
		0.26%		04/09/13	58,000,000	58,000,000
		0.25%		04/16/13	17,000,000	17,000,000
		0.25%		05/23/13	49,000,000	49,000,000
		0.24%		06/07/13	31,000,000	31,000,000
		0.24%		06/18/13	8,000,000	8,000,000
		0.36%		06/21/13	10,000,000	10,002,469

 5

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%		06/25/13	58,000,000	58,000,000

Svenska Handelsbanken AB		0.21%		05/29/13	30,000,000	30,000,000
		0.21%		06/03/13	100,000,000	100,000,000

Swedbank AB		0.33%		07/10/13	3,000,000	3,000,000

Toronto-Dominion Bank		0.15%		04/01/13	51,000,000	51,000,000
		0.20%		04/29/13	81,000,000	81,000,000
		0.19%		05/07/13	32,000,000	32,000,000
		0.20%		05/07/13	220,000,000	220,000,000
		0.18%		05/13/13	39,000,000	39,000,000

UBS AG		0.26%		06/19/13	86,000,000	86,000,000
		0.25%		06/26/13	84,000,000	84,000,000
		0.25%		06/27/13	37,000,000	37,000,000
		0.25%		07/26/13	3,000,000	3,000,000

Wells Fargo Bank, NA		0.17%		06/05/13	50,000,000	50,000,000
		0.17%		06/06/13	50,000,000	50,000,000
		0.17%		06/13/13	286,000,000	286,000,000

						5,851,002,469

Government Agency Debt 2.1%
Fannie Mae		0.10%		05/16/13	2,650,000	2,649,685

Federal Home Loan Bank		0.10%		04/01/13	50,000,000	50,000,000
		0.06%		04/03/13	33,500,000	33,499,888
		0.10%		04/12/13	2,000,000	1,999,939
		0.12%		04/12/13	1,000,000	999,963
		0.14%		04/12/13	2,000,000	1,999,914
		0.12%		04/17/13	64,000,000	63,996,587
		0.11%		04/19/13	22,000,000	21,998,790
		0.12%		04/24/13	11,000,000	10,999,157
		0.11%		05/08/13	64,000,000	63,992,770
		0.12%		05/08/13	19,000,000	18,997,657

Freddie Mac		0.12%		04/03/13	1,300,000	1,299,991
		0.12%		04/09/13	22,000,000	21,999,413

						294,433,754

Other Instrument 5.1%
Australia & New Zealand Banking Group Ltd		0.15%		04/01/13	105,000,000	105,000,000
		0.16%		04/02/13	281,000,000	281,000,000
		0.16%		04/04/13	4,000,000	4,000,000

Bank of Nova Scotia		0.08%		04/01/13	122,000,000	122,000,000
		0.12%		04/02/13	4,000,000	4,000,000

Citibank, NA		0.18%		04/03/13	9,000,000	9,000,000

Royal Bank of Canada		0.08%		04/01/13	190,000,000	190,000,000

						715,000,000

Other Note 2.0%
Bank of America, NA		0.30%		04/18/13	23,000,000	23,000,000
		0.30%		04/23/13	158,000,000	158,000,000
		0.30%		04/29/13	15,000,000	15,000,000

6

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse AG		5.00%		05/15/13	84,000,000	84,462,088

						280,462,088

Total Fixed-Rate Obligations
(Cost $9,698,222,598)						9,698,222,598

Variable-Rate Obligations 12.2% of net assets

Financial Company Commercial Paper 1.1%
JP Morgan Chase & Co		0.38%	04/22/13	01/22/14	43,000,000	43,000,000

Westpac Banking Corp	c	0.35%	04/01/13	01/17/14	105,000,000	105,000,000

						148,000,000

Certificate of Deposit 5.8%
Bank of Nova Scotia		0.28%	04/22/13	05/21/13	38,000,000	37,999,738
		0.41%	04/01/13	07/26/13	176,000,000	176,000,000

Canadian Imperial Bank of Commerce		0.37%		04/16/13	170,000,000	170,000,000
		0.29%	04/29/13	05/28/13	45,000,000	45,000,000

Sumitomo Mitsui Banking Corp		0.48%	04/01/13	04/12/13	49,000,000	49,000,000

Toronto-Dominion Bank		0.29%		04/22/13	20,000,000	20,000,000
		0.29%	04/29/13	05/28/13	94,000,000	94,000,000

Wells Fargo Bank, NA		0.16%	04/01/13	09/06/13	83,000,000	83,000,000

Westpac Banking Corp		0.45%	04/11/13	07/11/13	40,000,000	40,000,000
		0.42%	04/23/13	08/23/13	107,000,000	107,000,000

						821,999,738

Government Agency Debt 0.9%
Freddie Mac		0.26%	04/10/13	02/10/14	125,000,000	125,000,000

Variable Rate Demand Note 1.3%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.35%		04/04/13	17,550,000	17,550,000

California
RAN 2012-2013 Series A1	a,c	0.15%		04/01/13	24,430,000	24,430,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		04/04/13	1,800,000	1,800,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.30%		04/04/13	14,095,000	14,095,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.30%		04/04/13	20,000,000	20,000,000

Texas
TRAN Series 2012	a,c	0.15%		04/01/13	103,000,000	103,000,000

						180,875,000

Other Note 3.1%
Commonwealth Bank of Australia	c	0.52%	04/29/13	04/25/14	150,000,000	150,000,000

 7

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JPMorgan Chase Bank, NA		0.40%	04/22/13	04/21/14	129,000,000	129,000,000

Royal Bank of Canada		0.37%	07/01/13	04/01/14	50,000,000	50,000,000
		0.36%	04/04/13	04/04/14	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,325,400	2,325,400

						431,325,400

Total Variable-Rate Obligations
(Cost $1,707,200,138)						1,707,200,138

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 18.8% of net assets

Government Agency Repurchase Agreement 14.2%
Barclays Capital, Inc
Issued 03/20/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $11,444,008, 2.27% - 2.79%, due 04/01/42 - 03/01/43)		0.13%		04/03/13	11,000,556	11,000,000
Issued 02/15/13, repurchase date 05/15/13 (Collateralized by U.S. Government Agency Securities valued at $20,800,000, 1.38% - 6.72%, due 05/01/17 - 05/01/43)		0.16%		04/04/13	20,004,267	20,000,000

BNP Paribas Securities Corp
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $221,450,000, 3.00%, due 09/15/42 - 10/15/42)		0.23%		04/01/13	215,005,494	215,000,000
Issued 03/19/13, repurchase date 04/09/13 (Collateralized by U.S. Government Agency Securities valued at $109,200,000, 2.00% - 3.50%, due 10/15/30 - 01/25/43)		0.14%		04/04/13	104,006,471	104,000,000

Credit Suisse Securities (USA), LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $232,065,500, 2.75%, due 08/15/42)		0.21%		04/01/13	227,517,095	227,511,786
Issued 03/26/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $150,963,274, 2.23% - 6.50%, due 06/15/22 - 03/15/48)		0.13%		04/02/13	148,003,741	148,000,000
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $204,001,737, 4.00%, due 02/01/42)		0.15%		04/04/13	200,005,833	200,000,000

Deutsche Bank Securities, Inc
Issued 03/01/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $136,240,000, 2.00% - 7.00%, due 03/25/33 - 01/01/43)		0.16%		04/01/13	131,018,049	131,000,000
Issued 01/09/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $17,745,402, 1.75% - 6.50%, due 05/25/31 - 01/20/43)		0.19%		04/02/13	17,007,447	17,000,000
Issued 01/02/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $26,025,990, 2.00% - 7.00%, due 11/16/37 - 11/25/42)		0.23%		04/02/13	25,014,375	25,000,000
Issued 03/19/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $122,720,000, 2.00% - 7.00%, due 04/25/33 - 01/20/43)		0.14%		04/03/13	118,006,883	118,000,000
Issued 03/05/13, repurchase date 06/05/13 (Collateralized by U.S. Government Agency Securities valued at $258,960,001, 0.50% - 7.00%, due 03/25/24 - 11/25/52)		0.18%		04/04/13	249,037,350	249,000,000

8

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $15,750,000, 3.00%, due 09/15/42)		0.23%		04/01/13	15,000,383	15,000,000
Issued 03/26/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $6,300,000, 2.98% - 5.03%, due 02/01/17 - 12/01/41)		0.13%		04/02/13	6,000,152	6,000,000
Issued 03/27/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $105,000,000, 3.50% - 4.00%, due 12/20/41 - 01/20/43)		0.13%		04/03/13	100,002,528	100,000,000

JP Morgan Securities, LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $206,001,145, 2.00% - 4.50%, due 10/01/33 - 08/01/42)		0.20%		04/01/13	200,004,444	200,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 2.50% - 4.00%, due 06/15/33 - 04/25/43)		0.20%		04/01/13	100,002,222	100,000,000
Issued 03/07/13, repurchase date 06/05/13 (Collateralized by U.S. Government Agency Securities valued at $106,090,001, 2.00% - 4.00%, due 05/15/38 - 02/15/42)		0.18%		04/04/13	103,014,420	103,000,000

						1,989,511,786

Treasury Repurchase Agreement 1.2%
Goldman Sachs & Co
Issued 03/22/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $177,480,010, 2.50%, due 07/15/16)		0.12%		04/01/13	174,005,800	174,000,000

Other Repurchase Agreement* 3.4%
BNP Paribas Securities Corp
Issued 02/27/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,594,188, 0.00% - 8.13%, due 08/19/13 - 12/01/33)		0.29%		04/01/13	30,007,975	30,000,000
Issued 03/01/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $15,750,000, 0.72% - 8.40%, due 05/15/13 - 12/31/99)		0.29%		04/01/13	15,003,746	15,000,000
Issued 03/08/13, repurchase date 04/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,211,498, 3.75% - 7.75%, due 04/01/15 - 05/04/17)		0.29%		04/04/13	4,000,870	4,000,000
Issued 03/21/13, repurchase date 04/22/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,414,254, 3.13% - 7.75%, due 05/18/14 - 06/15/21)		0.29%		04/04/13	8,000,902	8,000,000

Credit Suisse Securities (USA), LLC
Issued 01/25/13, repurchase date 05/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $86,250,050, 0.32% - 8.39%, due 02/15/19 - 02/10/51)	d	0.71%		05/10/13	75,155,313	75,000,000
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $148,349,998, 0.00% - 0.69%, due 02/01/23 - 02/06/41)	d	0.71%		07/03/13	129,262,049	129,000,000

 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Deutsche Bank Securities, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $15,750,006, 0.00%, due 03/28/13)		0.36%		04/01/13	15,000,600	15,000,000

Goldman Sachs & Co
Issued 12/13/12, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $43,050,000, 2.77% - 4.00%, due 10/01/36 - 04/01/42)		0.46%		04/02/13	41,057,628	41,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/25/13, repurchase date 06/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $180,595,053, 2.00% - 12.13%, due 03/15/14 - 10/01/99)	d	0.68%		06/10/13	157,311,383	157,000,000

						474,000,000

Total Repurchase Agreements
(Cost $2,637,511,786)						2,637,511,786

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $14,042,934,522.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,923,099,304 or 13.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $363,325,400 or 2.6% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by Government Agency securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RAN —	Revenue anticipation note
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

10

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47697MAR13

 11

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

55.8%		Fixed-Rate Obligations	10,251,641,944	10,251,641,944
17.4%		Variable-Rate Obligations	3,187,627,274	3,187,627,274
28.5%		Repurchase Agreements	5,236,964,579	5,236,964,579

101.7%		Total Investments	18,676,233,797	18,676,233,797
(1	.7)%	Other Assets and Liabilities, Net		(311,173,605)

100.0%		Net Assets		18,365,060,192

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 55.8% of net assets

Government Agency Debt 49.9%
Fannie Mae		0.14%		04/01/13	300,000,000	300,000,000
		0.16%		04/01/13	100,000,000	100,000,000
		0.19%		04/01/13	175,000,000	175,000,000
		0.13%		04/03/13	13,500,000	13,499,906
		0.16%		04/10/13	65,000,000	64,997,400
		0.17%		04/17/13	50,000,000	49,996,222
		7.72%		04/30/13	33,631,000	33,832,709
		0.12%		05/01/13	319,228,000	319,195,412
		0.13%		05/01/13	208,949,630	208,927,685
		0.16%		05/01/13	75,000,000	74,990,000
		0.18%		05/01/13	100,000,000	99,985,000
		1.75%		05/07/13	100,130,000	100,285,959
		0.12%		05/08/13	50,000,000	49,993,833
		0.13%		06/03/13	1,075,000	1,074,765
		0.11%		06/18/13	50,000,000	49,988,083
		0.09%		06/19/13	87,497,000	87,479,719
		0.11%		07/22/13	100,000,000	99,965,778
		0.12%		07/22/13	100,000,000	99,962,667
		0.11%		07/23/13	50,000,000	49,982,736
		0.13%		08/01/13	62,000,000	61,972,686
		0.12%		08/15/13	75,000,000	74,966,000
		0.12%		08/21/13	31,200,000	31,185,232
		0.15%		09/16/13	150,000,000	149,895,000
		1.13%		09/17/13	37,308,000	37,469,933
		1.00%		09/23/13	100,000,000	100,384,226
		0.17%		10/01/13	175,000,000	174,848,771
		4.63%		10/15/13	201,169,000	205,961,213
		0.75%		12/18/13	23,508,000	23,603,590
		2.75%		02/05/14	75,000,000	76,623,969

Farm Credit System		0.19%		09/25/13	46,500,000	46,499,430

Federal Home Loan Bank		0.05%		04/05/13	3,000,000	2,999,983

 1

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		04/10/13	150,000,000	150,002,323
		0.25%		04/11/13	111,775,000	111,774,602
		0.23%		04/16/13	30,000,000	30,000,779
		0.23%		04/17/13	33,800,000	33,801,801
		0.08%		04/24/13	16,500,000	16,499,157
		0.09%		04/24/13	30,000,000	29,998,275
		0.17%		04/24/13	60,000,000	59,993,675
		0.24%		04/26/13	111,400,000	111,405,207
		0.37%		05/01/13	115,000,000	115,015,279
		0.13%		05/03/13	300,000,000	299,966,222
		0.10%		05/22/13	100,000,000	99,985,833
		0.12%		05/22/13	5,900,000	5,898,997
		0.14%		05/24/13	100,000,000	99,979,389
		0.20%		05/24/13	150,000,000	149,988,478
		0.13%		06/12/13	20,000,000	19,995,000
		0.17%		06/20/13	50,000,000	49,997,025
		0.10%		06/21/13	70,000,000	69,984,250
		0.13%		06/21/13	50,000,000	49,998,888
		1.88%		06/21/13	19,900,000	19,976,938
		0.10%		06/25/13	75,000,000	74,982,292
		0.25%		07/01/13	75,000,000	74,993,714
		0.25%		07/02/13	100,000,000	99,995,221
		0.12%		07/11/13	145,655,000	145,650,533
		0.38%		07/12/13	35,000,000	35,024,776
		0.11%		07/17/13	100,000,000	99,994,092
		0.12%		07/22/13	75,000,000	74,996,937
		0.12%		07/24/13	376,950,000	376,947,154
		0.14%		08/14/13	65,000,000	64,965,875
		0.14%		08/28/13	80,000,000	79,994,797
		0.25%		09/06/13	89,400,000	89,423,209
		4.00%		09/06/13	50,625,000	51,463,739
		4.50%		09/16/13	14,385,000	14,671,611
		0.21%		09/24/13	100,000,000	99,993,732
		0.35%		09/30/13	62,755,000	62,804,243
		0.15%		10/15/13	125,000,000	124,995,485
		3.63%		10/18/13	60,000,000	61,134,054
		0.29%		11/15/13	48,900,000	48,939,265
		0.38%		11/27/13	33,110,000	33,154,330
		0.30%		12/12/13	69,000,000	69,056,597
		3.13%		12/13/13	21,560,000	22,003,773
		0.88%		12/27/13	50,050,000	50,307,333
		0.18%		03/04/14	217,160,000	217,140,175
		0.25%		04/10/14	50,000,000	50,000,000

Freddie Mac		0.16%		04/01/13	10,000,000	10,000,000
		0.15%		04/02/13	245,000,000	244,998,979
		0.13%		04/09/13	80,000,000	79,997,689
		0.17%		04/15/13	80,000,000	79,994,867
		0.16%		04/18/13	17,500,000	17,498,678
		0.12%		04/24/13	87,600,000	87,593,284
		0.16%		04/24/13	175,000,000	174,982,111
		0.14%		05/01/13	100,000,000	99,988,333
		0.18%		05/13/13	75,000,000	74,984,250
		0.09%		05/14/13	100,000,000	99,989,250
		0.10%		05/14/13	150,000,000	149,982,083
		3.50%		05/29/13	200,000,000	201,065,426
		0.14%		06/11/13	3,000,000	2,999,172
		0.11%		06/17/13	45,000,000	44,989,412
		0.17%		06/18/13	25,000,000	24,990,792
		0.10%		06/25/13	100,000,000	99,976,389
		0.10%		07/09/13	50,000,000	49,986,250
		0.14%		07/09/13	75,000,000	74,971,125
		4.50%		07/15/13	250,000,000	253,168,314
		8.09%		07/28/13	52,472,000	53,811,610
		0.15%		09/05/13	100,000,000	99,934,584

2

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.15%		10/10/13	100,000,000	99,922,667
		0.16%		10/22/13	100,000,000	99,909,333
		4.88%		11/15/13	11,843,000	12,188,511
		0.38%		11/27/13	73,186,000	73,289,659
		0.63%		12/23/13	167,556,000	168,109,444
		0.18%		02/24/14	75,000,000	74,876,625

						9,166,661,799

Treasury Debt 5.9%
United States Treasury Department		0.06%		04/18/13	200,000,000	199,994,617
		0.11%		04/18/13	75,000,000	74,996,104
		0.06%		04/25/13	9,000,000	8,999,670
		0.08%		04/25/13	250,000,000	249,987,500
		1.38%		05/15/13	410,000,000	410,644,493
		0.50%		05/31/13	50,000,000	50,034,522
		1.13%		06/15/13	75,000,000	75,155,583
		1.25%		04/15/14	15,000,000	15,167,656

						1,084,980,145

Total Fixed-Rate Obligations
(Cost $10,251,641,944)						10,251,641,944

Variable-Rate Obligations 17.4% of net assets

Government Agency Debt 17.4%
Fannie Mae		0.19%	04/12/13	08/12/13	9,200,000	9,202,084
		0.36%	04/01/13	01/27/14	7,800,000	7,813,636
		0.29%	04/03/13	03/04/14	22,595,000	22,615,857
		0.18%	04/20/13	06/20/14	111,600,000	111,627,733
		0.17%	04/27/13	02/27/15	100,000,000	99,951,982

Farm Credit System		0.25%	04/01/13	07/10/13	2,000,000	2,000,417
		0.17%	04/24/13	07/24/13	92,690,000	92,699,024
		0.20%	04/15/13	01/15/14	1,000,000	1,000,440
		0.17%	04/10/13	03/10/14	100,000,000	100,010,083
		0.16%	04/12/13	05/12/14	4,455,000	4,454,741
		0.16%	04/15/13	09/15/14	100,000,000	99,992,538

Federal Home Loan Bank		0.18%	04/01/13	04/11/13	150,000,000	150,000,000
		0.31%	04/01/13	04/11/13	90,000,000	90,000,374
		0.14%	04/01/13	07/17/13	225,000,000	224,976,264
		0.17%	04/01/13	07/17/13	10,000,000	10,001,197
		0.16%	04/01/13	07/23/13	100,000,000	99,995,287
		0.14%	04/01/13	07/25/13	100,000,000	99,988,788
		0.17%	04/01/13	07/26/13	100,000,000	99,996,822
		0.14%	04/01/13	08/01/13	119,150,000	119,152,212
		0.16%	04/01/13	08/01/13	100,000,000	99,994,652
		0.17%	04/01/13	08/22/13	240,800,000	240,816,596
		0.17%	04/01/13	09/04/13	50,000,000	50,006,457
		0.17%	04/01/13	09/06/13	7,500,000	7,502,293
		0.12%	04/03/13	01/03/14	75,000,000	74,988,498
		0.18%	04/01/13	02/03/14	100,000,000	99,957,363
		0.14%	04/28/13	02/28/14	200,000,000	199,981,830
		0.20%	04/01/13	04/15/14	50,000,000	50,031,577
		0.20%	04/01/13	04/25/14	25,000,000	25,016,204
		0.17%	04/26/13	06/26/14	75,000,000	75,009,911

Freddie Mac		0.16%	04/06/13	05/06/13	200,000,000	199,998,117
		0.15%	04/16/13	05/16/13	10,000,000	10,000,236
		0.15%	04/03/13	06/03/13	25,000,000	24,999,595
		0.15%	04/17/13	06/17/13	63,840,000	63,843,161
		0.14%	04/13/13	09/13/13	370,000,000	370,001,305

 3

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.26%	04/10/13	02/10/14	150,000,000	150,000,000

Total Variable-Rate Obligations
(Cost $3,187,627,274)						3,187,627,274

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 28.5% of net assets

Government Agency Repurchase Agreement 26.5%
Barclays Capital, Inc
Issued 03/25/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $189,000,001, 0.55% - 7.00%, due 05/25/18 - 04/25/43)		0.10%		04/01/13	180,003,500	180,000,000
Issued 01/09/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $315,000,001, 0.70% - 3.50%, due 09/20/40 - 01/20/43)		0.17%		04/01/13	300,116,167	300,000,000
Issued 03/04/13, repurchase date 06/03/13 (Collateralized by U.S. Government Agency Securities valued at $393,750,000, 2.00% - 3.25%, due 06/20/39 - 12/20/42)		0.15%		04/04/13	375,048,438	375,000,000
Issued 02/15/13, repurchase date 05/15/13 (Collateralized by U.S. Government Agency Securities valued at $157,500,001, 2.00% - 3.00%, due 11/15/39 - 11/15/42)		0.16%		04/04/13	150,032,000	150,000,000
Issued 03/15/13, repurchase date 04/15/13 (Collateralized by U.S. Government Agency Securities valued at $209,857,244, 0.40% - 7.86%, due 05/20/15 - 09/01/48)		0.16%		04/04/13	200,017,778	200,000,000

BNP Paribas Securities Corp
Issued 02/22/13, repurchase date 05/15/13 (Collateralized by U.S. Government Agency Securities valued at $309,000,000, 1.13% - 6.00%, due 06/01/25 - 03/01/43)		0.18%		04/04/13	300,061,500	300,000,000
Issued 01/17/13, repurchase date 04/15/13 (Collateralized by U.S. Government Agency Securities valued at $115,500,000, 0.70% - 3.50%, due 02/16/38 - 01/25/43)		0.16%		04/04/13	110,037,644	110,000,000
Issued 01/14/13, repurchase date 04/15/13 (Collateralized by U.S. Government Agency Securities valued at $345,050,000, 1.63% - 5.42%, due 06/01/25 - 03/01/43)		0.17%		04/04/13	335,126,556	335,000,000

Credit Suisse Securities (USA), LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $458,965,448, 0.00%, due 04/11/13 - 06/27/13)		0.21%		04/01/13	449,975,078	449,964,579
Issued 03/26/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $66,300,353, 4.00%, due 01/01/42)		0.13%		04/02/13	65,001,643	65,000,000
Issued 01/10/13, repurchase date 04/09/13 (Collateralized by U.S. Government Agency Securities valued at $244,800,439, 3.50% - 4.00%, due 01/01/42 - 06/01/42)	a	0.21%		04/09/13	240,124,600	240,000,000
Issued 02/04/13, repurchase date 05/02/13 (Collateralized by U.S. Government Agency Securities valued at $255,001,956, 0.50% - 10.00%, due 09/25/16 - 05/16/53)	a	0.20%		05/02/13	250,120,833	250,000,000

Deutsche Bank Securities, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $208,000,001, 0.55% - 6.50%, due 04/25/28 - 02/25/43)		0.25%		04/01/13	200,005,556	200,000,000
Issued 01/02/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $259,985,998, 0.50% - 7.00%, due 05/16/14 - 01/25/43)		0.23%		04/02/13	250,143,750	250,000,000

4

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 01/09/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $156,000,000, 1.75% - 7.00%, due 05/25/31 - 11/25/52)		0.19%		04/02/13	150,065,708	150,000,000
Issued 03/05/13, repurchase date 06/05/13 (Collateralized by U.S. Government Agency Securities valued at $208,000,001, 2.00% - 7.00%, due 09/25/29 - 03/25/43)		0.18%		04/04/13	200,030,000	200,000,000

Goldman Sachs & Co
Issued 03/25/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $296,100,001, 2.36% - 7.00%, due 06/01/23 - 04/01/43)		0.15%		04/01/13	282,008,225	282,000,000

JP Morgan Securities, LLC
Issued 02/14/13, repurchase date 05/14/13 (Collateralized by U.S. Government Agency Securities valued at $309,214,061, 0.99% - 5.50%, due 11/15/14 - 02/25/41)	a	0.24%		05/14/13	300,178,000	300,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/06/13, repurchase date 06/03/13 (Collateralized by U.S. Government Agency Securities valued at $309,000,000, 0.95% - 6.00%, due 06/25/21 - 01/15/43)		0.18%		04/04/13	300,043,500	300,000,000
Issued 03/07/13, repurchase date 06/05/13 (Collateralized by U.S. Government Agency Securities valued at $103,000,001, 2.00% - 7.00%, due 05/15/41 - 11/25/42)		0.18%		04/04/13	100,014,000	100,000,000

Mizuho Securities USA, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $51,500,001, 4.00%, due 12/15/41)		0.30%		04/01/13	50,001,667	50,000,000

Morgan Stanley & Co., LLC
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $86,811,861, 2.50% - 4.50%, due 04/01/27 - 02/01/43)		0.17%		04/04/13	85,002,810	85,000,000

						4,871,964,579

Treasury Repurchase Agreement 2.0%
Deutsche Bank Securities, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $306,000,086, 1.00% - 3.75%, due 03/31/17 - 08/15/41)		0.15%		04/01/13	300,005,000	300,000,000

Goldman Sachs & Co
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Treasury Securities valued at $66,300,058, 0.13% - 1.88%, due 07/15/13 - 01/15/23)		0.10%		04/04/13	65,001,264	65,000,000

						365,000,000

Total Repurchase Agreements
(Cost $5,236,964,579)						5,236,964,579

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $18,676,233,797.

a	Illiquid security. At the period end, the value of these amounted to $790,000,000 or 4.3% of net assets.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 5

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47701MAR13

6

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Fixed-Rate Obligations	22,199,963,037	22,199,963,037

99.7%	Total Investments	22,199,963,037	22,199,963,037
0.3%	Other Assets and Liabilities, Net		60,105,335

100.0%	Net Assets		22,260,068,372

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 99.7% of net assets

Treasury Debt 99.7%
United States Treasury Department		0.08%		04/04/13	182,373,000	182,371,746
		0.09%		04/04/13	840,000,000	839,993,946
		0.08%		04/11/13	261,803,000	261,797,037
		0.10%		04/11/13	3,650,000,000	3,649,898,639
		0.08%		04/15/13	3,150,000	3,149,907
		0.10%		04/15/13	467,512,000	467,493,911
		1.75%		04/15/13	1,388,000,000	1,388,872,847
		0.06%		04/18/13	200,000,000	199,994,806
		0.07%		04/18/13	394,152,000	394,138,466
		0.08%		04/18/13	750,000,000	749,972,009
		0.09%		04/18/13	1,000,000,000	999,959,625
		0.10%		04/18/13	540,000,000	539,974,727
		0.11%		04/18/13	83,490,000	83,485,762
		0.06%		04/25/13	250,000,000	249,990,750
		0.07%		04/25/13	350,000,000	349,983,433
		0.08%		04/25/13	500,000,000	499,975,000
		0.13%		04/25/13	1,050,000,000	1,049,909,000
		0.63%		04/30/13	500,000,000	500,207,711
		3.13%		04/30/13	1,085,000,000	1,087,638,714
		0.15%		05/02/13	2,002,000	2,001,735
		0.16%		05/02/13	150,000,000	149,979,204
		0.19%		05/02/13	75,000,000	74,987,858
		1.38%		05/15/13	749,000,000	750,172,685
		0.10%		05/30/13	157,380,000	157,353,482
		0.12%		05/30/13	500,000,000	499,899,208
		0.13%		05/30/13	250,000,000	249,948,785
		0.50%		05/31/13	553,000,000	553,321,397
		3.50%		05/31/13	2,252,000,000	2,264,658,377
		0.09%		06/13/13	50,000,000	49,990,875
		1.13%		06/15/13	275,000,000	275,577,438
		0.38%		06/30/13	370,000,000	370,224,748
		3.38%		06/30/13	100,000,000	100,809,561
		0.18%		07/25/13	2,381,000	2,379,646
		0.38%		07/31/13	454,000,000	454,345,976
		4.25%		08/15/13	114,000,000	115,724,711
		0.13%		08/31/13	115,000,000	114,996,965

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		3.13%		08/31/13	250,000,000	253,089,754
		0.12%		09/05/13	150,000,000	149,923,790
		0.75%		09/15/13	250,000,000	250,687,360
		3.13%		09/30/13	236,000,000	239,484,327
		0.50%		10/15/13	53,000,000	53,096,428
		0.25%		10/31/13	529,000,000	529,211,652
		2.75%		10/31/13	19,000,000	19,287,499
		0.50%		11/15/13	75,000,000	75,160,133
		0.25%		11/30/13	395,000,000	395,201,613
		2.00%		11/30/13	50,000,000	50,609,475
		0.75%		12/15/13	20,000,000	20,079,579
		1.50%		12/31/13	90,000,000	90,898,204
		4.00%		02/15/14	50,000,000	51,668,403
		0.25%		02/28/14	255,000,000	255,180,474
		1.88%		02/28/14	20,000,000	20,308,557
		1.75%		03/31/14	50,000,000	50,783,331
		1.25%		04/15/14	10,000,000	10,111,771

Total Fixed-Rate Obligations
(Cost $22,199,963,037)						22,199,963,037

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $22,199,963,037.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47702MAR13

 3

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

29.9%	U.S. Government Securities	490,993,657	490,993,657
69.4%	Repurchase Agreements	1,142,445,394	1,142,445,394

99.3%	Total Investments	1,633,439,051	1,633,439,051
0.7%	Other Assets and Liabilities, Net		12,269,701

100.0%	Net Assets		1,645,708,752

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

U.S. Government Securities 29.9% of net assets

Treasury Debt 29.9%
United States Treasury Department		1.75%		04/15/13	25,000,000	25,016,043
		3.13%		04/30/13	46,000,000	46,111,254
		1.38%		05/15/13	20,000,000	20,029,732
		1.13%		06/15/13	35,000,000	35,073,628
		0.38%		07/31/13	83,000,000	83,065,304
		4.25%		08/15/13	5,000,000	5,075,645
		0.13%		08/31/13	10,000,000	9,999,736
		3.13%		09/30/13	25,000,000	25,370,771
		0.50%		10/15/13	25,000,000	25,045,485
		0.25%		10/31/13	65,000,000	65,031,486
		2.75%		10/31/13	5,000,000	5,075,658
		0.50%		11/15/13	25,000,000	25,053,378
		0.25%		11/30/13	30,000,000	30,013,927
		2.00%		11/30/13	10,000,000	10,121,895
		1.50%		12/31/13	10,000,000	10,099,800
		4.00%		02/15/14	10,000,000	10,333,681
		0.25%		02/28/14	25,000,000	25,017,694
		1.75%		03/31/14	15,000,000	15,234,999
		1.25%		04/15/14	20,000,000	20,223,541

Total U.S. Government Securities
(Cost $490,993,657)						490,993,657

 1

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 69.4% of net assets

Treasury Repurchase Agreement 69.4%
Barclays Capital, Inc
Issued 03/28/13, repurchase date 04/01/13
(Collateralized by U.S. Treasury Securities valued at
$300,900,085, 0.25% - 3.63%, due 11/30/13 - 02/15/21)		0.17%		04/01/13	295,005,572	295,000,000

Credit Suisse Securities (USA), LLC
Issued 03/28/13, repurchase date 04/01/13
(Collateralized by U.S. Treasury Securities valued at
$114,698,538, 1.25%, due 03/15/14)		0.18%		04/01/13	112,447,643	112,445,394

Deutsche Bank Securities, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $51,000,006, 0.75%, due 12/31/17)		0.15%		04/01/13	50,000,833	50,000,000
Issued 03/04/13, repurchase date 06/03/13 (Collateralized by U.S. Treasury Securities valued at $76,500,063, 0.13% - 8.50%, due 12/15/13 - 08/15/25)		0.12%		04/04/13	75,007,750	75,000,000
Issued 03/08/13, repurchase date 06/03/13 (Collateralized by U.S. Treasury Securities valued at $76,500,063, 0.13% - 8.50%, due 12/15/13 - 08/15/25)		0.12%		04/04/13	75,006,750	75,000,000

Goldman Sachs & Co
Issued 03/26/13, repurchase date 04/02/13 (Collateralized by U.S. Treasury Securities valued at $102,000,088, 1.88% - 2.00%, due 07/15/13 - 01/15/14)		0.11%		04/02/13	100,002,139	100,000,000
Issued 03/27/13, repurchase date 04/03/13 (Collateralized by U.S. Treasury Securities valued at $107,100,100, 2.00%, due 01/15/14)		0.08%		04/03/13	105,001,633	105,000,000
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Treasury Securities valued at $122,400,115, 2.00% - 2.50%, due 01/15/14 - 07/15/16)		0.10%		04/04/13	120,002,333	120,000,000

JP Morgan Securities, LLC
Issued 03/28/13, repurchase date 04/04/13
(Collateralized by U.S. Treasury Securities valued at
$51,000,232, 4.25% - 5.13%, due 11/15/14 - 05/15/16)		0.13%		04/04/13	50,001,264	50,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/15/13, repurchase date 06/14/13
(Collateralized by U.S. Treasury Securities valued at
$163,214,392, 0.50% - 2.75%, due 10/31/13 - 04/15/15)		0.12%		04/04/13	160,010,667	160,000,000

Total Repurchase Agreements
(Cost $1,142,445,394)						1,142,445,394

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $1,633,439,051.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG74266MAR13

 3

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

68.8%		Fixed-Rate Obligations	9,638,803,504	9,638,803,504
10.4%		Variable-Rate Obligations	1,455,315,714	1,455,315,714
20.9%		Repurchase Agreements	2,925,600,839	2,925,600,839

100.1%		Total Investments	14,019,720,057	14,019,720,057
(0	.1)%	Other Assets and Liabilities, Net		(8,628,222)

100.0%		Net Assets		14,011,091,835

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 68.8% of net assets

Asset Backed Commercial Paper 11.2%
Atlantis One Funding Corp	a,b,c	0.39%		04/01/13	43,000,000	43,000,000

CAFCO, LLC	a,b,c	0.29%		06/26/13	16,000,000	15,988,916
	a,b,c	0.50%		08/05/13	30,000,000	29,947,500

Cancara Asset Securitisation, LLC	a,b,c	0.19%		04/03/13	26,000,000	25,999,726
	a,b,c	0.24%		04/10/13	4,000,000	3,999,760
	a,b,c	0.25%		06/07/13	17,000,000	16,992,090
	a,b,c	0.25%		06/10/13	50,000,000	49,975,694
	a,b,c	0.25%		06/11/13	23,000,000	22,988,660
	a,b,c	0.24%		06/24/13	19,000,000	18,989,360
	a,b,c	0.24%		07/08/13	20,000,000	19,986,933

Chariot Funding, LLC	a,b,c	0.25%		05/01/13	30,000,000	29,993,750
	a,b,c	0.25%		05/08/13	8,900,000	8,897,713
	a,b,c	0.18%		05/28/13	5,000,000	4,998,575
	a,b,c	0.18%		06/04/13	47,000,000	46,984,960
	a,b,c	0.32%		06/19/13	32,000,000	31,977,529
	a,b,c	0.30%		07/08/13	20,000,000	19,983,667
	a,b,c	0.30%		07/11/13	31,000,000	30,973,908
	a,b,c	0.27%		08/28/13	44,000,000	43,950,830
	a,b,c	0.27%		09/17/13	5,000,000	4,993,662

Ciesco, LLC	a,b,c	0.50%		08/05/13	30,000,000	29,947,500
	a,b,c	0.46%		09/04/13	100,000,000	99,800,667

CRC Funding, LLC	a,b,c	0.29%		06/20/13	10,000,000	9,993,556
	a,b,c	0.50%		08/05/13	97,000,000	96,830,250
	a,b,c	0.46%		09/16/13	57,000,000	56,877,640

Crown Point Capital Company, LLC	a,b,c	0.35%		04/09/13	15,000,000	14,998,833
	a,b,c	0.34%		04/11/13	14,000,000	13,998,678
	a,b,c	0.32%		05/24/13	2,000,000	1,999,058

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fairway Finance Co, LLC	a,b,c	0.18%		04/26/13	8,000,000	7,999,000

Gotham Funding Corp	a,b,c	0.20%		04/15/13	53,000,000	52,995,878
	a,b,c	0.20%		05/10/13	26,000,000	25,994,367
	a,b,c	0.20%		05/13/13	27,000,000	26,993,700
	a,b,c	0.21%		06/10/13	35,000,000	34,985,708

Govco, LLC	a,b,c	0.37%		05/30/13	27,000,000	26,983,627
	a,b,c	0.29%		06/12/13	14,000,000	13,991,880
	a,b,c	0.29%		06/26/13	66,000,000	65,954,277

Jupiter Securitization Corp	a,b,c	0.32%		05/13/13	11,000,000	10,995,893
	a,b,c	0.18%		05/28/13	7,000,000	6,998,005
	a,b,c	0.18%		06/04/13	47,000,000	46,984,960
	a,b,c	0.30%		07/08/13	15,000,000	14,987,750
	a,b,c	0.30%		07/11/13	50,000,000	49,957,917
	a,b,c	0.27%		09/17/13	5,000,000	4,993,663
	a,b,c	0.27%		09/19/13	25,000,000	24,967,937

Market Street Funding Corp	a,b,c	0.21%		04/08/13	17,000,000	16,999,306
	a,b,c	0.19%		06/12/13	23,000,000	22,991,260
	a,b,c	0.19%		06/18/13	58,000,000	57,976,123
	a,b,c	0.19%		06/21/13	41,000,000	40,982,472

MetLife Short Term Funding, LLC	a,b,c	0.17%		04/24/13	16,850,000	16,848,170
	a,b,c	0.18%		06/10/13	49,261,000	49,243,759
	a,b,c	0.18%		06/18/13	28,520,000	28,508,877
	a,b,c	0.19%		06/28/13	9,750,000	9,745,472

Nieuw Amsterdam Receivables Corp	a,b,c	0.22%		05/13/13	70,000,000	69,982,033

Royal Park Investments Funding Corp (Kingdom of Belgium Govt Guarantee)	a,b,c	0.22%		04/02/13	3,281,000	3,280,980
	a,b,c	0.22%		04/05/13	5,000,000	4,999,878
	a,b,c	0.23%		04/30/13	40,000,000	39,992,589

						1,572,404,896

Financial Company Commercial Paper 5.8%
Barclays US Funding Corp	a	0.40%		04/29/13	10,000,000	9,996,889
	a	0.40%		04/30/13	6,000,000	5,998,067

BNZ International Funding Ltd	a	0.20%		05/07/13	16,000,000	15,996,800
	a	0.19%		06/06/13	18,000,000	17,993,730

Commonwealth Bank of Australia	c	0.19%		04/15/13	128,000,000	127,990,700
	c	0.18%		05/28/13	16,000,000	15,995,440
	c	0.19%		06/05/13	62,000,000	61,978,731
	c	0.19%		06/17/13	17,000,000	16,993,091

General Electric Capital Corp		0.23%		04/11/13	13,000,000	12,999,169
		0.20%		04/16/13	28,000,000	27,997,667
		0.18%		07/25/13	75,000,000	74,956,875

HSBC USA, Inc		0.20%		04/22/13	10,000,000	9,998,833
		0.23%		05/29/13	20,000,000	19,992,589

ING (U.S.) Funding, LLC	a	0.23%		04/02/13	40,500,000	40,499,741

JP Morgan Chase & Co		0.30%		04/02/13	9,000,000	8,999,925
		0.29%		06/03/13	14,000,000	13,992,895
		0.29%		06/11/13	19,000,000	18,989,133
		0.31%		10/10/13	20,000,000	19,966,933

2

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Nationwide Building Society		0.32%		05/24/13	47,000,000	46,978,204
		0.30%		06/27/13	23,000,000	22,983,325

NRW.BANK		0.13%		04/04/13	105,000,000	104,998,862
		0.14%		04/04/13	34,000,000	33,999,618

Skandinaviska Enskilda Banken AB		0.31%		06/04/13	8,000,000	7,995,591
		0.34%		07/09/13	3,000,000	2,997,195
		0.30%		09/19/13	13,000,000	12,981,475

State Street Corp		0.20%		05/30/13	45,000,000	44,985,250
		0.18%		06/17/13	19,000,000	18,992,685

						818,249,413

Other Commercial Paper 1.3%
Catholic Health Initiatives
Taxable CP Notes Series A		0.18%		05/13/13	20,000,000	19,995,800

Reckitt Benckiser Treasury Services PLC	a,c	0.49%		06/10/13	21,000,000	20,979,992
	a,c	0.52%		07/19/13	17,000,000	16,973,234

South Carolina Public Service Auth	a	0.19%		06/19/13	5,000,000	5,000,000

Sunshine State Government Financing Commission	a	0.25%		05/09/13	7,230,000	7,230,000

Toyota Motor Credit Corp	a	0.18%		06/24/13	94,000,000	93,960,520
	a	0.19%		07/10/13	14,000,000	13,992,611

						178,132,157

Certificate of Deposit 43.5%
Abbey National Treasury Services PLC	a	0.37%		05/15/13	71,000,000	71,000,000

Bank of Montreal		0.15%		04/02/13	286,000,000	286,000,000
		0.19%		05/01/13	88,000,000	88,000,000
		0.20%		06/06/13	90,000,000	90,000,000

Bank of Nova Scotia		0.18%		05/17/13	61,000,000	61,000,000
		0.18%		05/28/13	128,000,000	128,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		04/12/13	1,000,000	1,000,000
		0.34%		06/24/13	23,000,000	23,000,000
		0.34%		06/26/13	73,000,000	73,000,000
		0.33%		07/09/13	48,000,000	48,000,000
		0.40%		10/15/13	22,000,000	22,000,000
		0.40%		10/17/13	98,000,000	98,000,000
		0.40%		10/18/13	25,000,000	25,000,000

Barclays Bank PLC		0.47%		04/11/13	30,000,000	30,000,000
		0.44%		04/19/13	13,000,000	13,000,000
		0.40%		05/02/13	67,000,000	67,000,000
		0.25%		05/06/13	24,000,000	24,000,000
		0.25%		05/07/13	41,000,000	41,000,000
		0.40%		05/09/13	14,000,000	14,000,000
		0.47%		05/17/13	28,000,000	28,000,000
		0.45%		05/28/13	1,000,000	1,000,000
		0.42%		07/16/13	25,000,000	25,000,000
		0.38%		09/23/13	10,000,000	10,000,000

BNP Paribas		0.60%		06/04/13	4,000,000	4,000,000
		0.59%		06/07/13	59,000,000	59,000,000
		0.59%		06/10/13	83,000,000	83,000,000
		0.44%		09/05/13	63,000,000	63,000,000

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.40%		09/16/13	56,000,000	56,000,000

Branch Banking & Trust Co		0.17%		06/24/13	35,000,000	35,000,000
		0.17%		06/25/13	48,000,000	48,000,000

Chase Bank USA, NA		0.18%		05/22/13	54,000,000	54,000,000
		0.18%		05/28/13	21,000,000	21,000,000
		0.18%		05/29/13	21,000,000	21,000,000

Citibank, NA		0.29%		06/25/13	100,000,000	100,000,000
		0.43%		09/13/13	93,000,000	93,000,000

Commonwealth Bank of Australia		0.19%		05/01/13	77,000,000	77,000,000

Credit Agricole Corporate & Investment Bank		0.34%		05/07/13	70,000,000	70,000,000

Credit Suisse AG		0.33%		04/23/13	43,000,000	43,000,000
		0.33%		05/06/13	93,000,000	93,000,000
		0.29%		07/29/13	142,000,000	142,000,000

Deutsche Bank AG		0.45%		05/14/13	14,000,000	14,000,000
		0.45%		05/15/13	100,000,000	100,000,000
		0.45%		05/24/13	65,000,000	65,000,000
		0.46%		07/09/13	38,000,000	38,000,000
		0.41%		08/21/13	58,000,000	58,000,000
		0.44%		08/29/13	38,000,000	38,000,000
		0.41%		09/20/13	22,000,000	22,000,000
		0.73%		01/17/14	87,000,000	87,000,000

DNB Bank ASA		0.23%		04/04/13	15,000,000	15,000,000
		0.22%		06/18/13	108,000,000	108,000,000
		0.25%		07/01/13	45,000,000	45,000,000

ING Bank NV		0.30%		05/20/13	31,000,000	31,000,000
		0.47%		07/17/13	1,000,000	1,000,000
		0.40%		08/02/13	19,000,000	19,000,000

JPMorgan Chase Bank, NA		0.18%		06/12/13	26,000,000	26,000,000
		0.20%		07/29/13	153,000,000	153,000,000
		0.20%		08/01/13	100,000,000	100,000,000

Lloyds TSB Bank PLC		0.26%		04/01/13	73,000,000	73,000,000
		0.26%		04/10/13	33,000,000	33,000,000
		0.26%		04/17/13	14,000,000	14,000,000

Mitsubishi UFJ Trust & Banking Corp		0.26%		04/05/13	26,000,000	26,000,000
		0.25%		04/08/13	10,000,000	10,000,000
		0.35%		05/08/13	3,000,000	3,000,000
		0.34%		06/19/13	11,000,000	11,000,000
		0.31%		07/08/13	15,000,000	15,000,000
		0.33%		07/09/13	58,000,000	58,000,000
		0.33%		07/10/13	32,000,000	32,000,000
		0.32%		07/16/13	25,000,000	25,000,000

Mizuho Corporate Bank Ltd		0.26%		04/09/13	19,000,000	19,000,000
		0.25%		05/13/13	24,000,000	24,000,000
		0.25%		05/22/13	59,000,000	59,000,000
		0.24%		07/01/13	46,000,000	46,000,000

National Australia Bank Ltd		0.22%		04/26/13	43,000,000	43,000,000
		0.38%		05/30/13	75,000,000	75,000,000
		0.34%		06/17/13	13,000,000	13,000,000
		0.36%		07/11/13	45,000,000	45,000,000
		0.35%		08/01/13	14,000,000	14,000,000

4

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Nordea Bank Finland PLC		0.21%		04/12/13	49,000,000	49,000,000

Rabobank Nederland		0.37%		04/08/13	12,000,000	12,000,000
		0.34%		04/10/13	70,000,000	70,000,000
		0.36%		04/17/13	30,000,000	30,000,000
		0.30%		05/14/13	120,000,000	120,000,000
		0.30%		06/04/13	93,000,000	93,000,000

Skandinaviska Enskilda Banken AB		0.37%		06/03/13	71,000,000	71,018,601
		0.34%		06/20/13	45,000,000	45,000,000

Societe Generale		0.30%		05/02/13	72,000,000	72,000,000
		0.68%		07/01/13	71,000,000	71,000,000

Sumitomo Mitsui Banking Corp		0.25%		04/04/13	124,000,000	124,000,000
		0.26%		04/05/13	1,000,000	1,000,000
		0.25%		04/09/13	52,000,000	52,000,000
		0.25%		04/10/13	26,000,000	26,000,000
		0.35%		05/01/13	39,000,000	39,000,000
		0.34%		05/06/13	51,000,000	51,000,000
		0.34%		05/08/13	26,000,000	26,000,000
		0.34%		06/06/13	30,000,000	30,000,000
		0.36%		10/22/13	110,000,000	110,000,000

Sumitomo Mitsui Trust Bank Ltd		0.27%		04/02/13	100,000,000	100,000,000
		0.26%		04/05/13	1,000,000	1,000,000
		0.26%		04/09/13	24,000,000	24,000,000
		0.25%		05/23/13	23,000,000	23,000,000
		0.24%		06/07/13	87,000,000	87,000,000
		0.24%		06/25/13	23,000,000	23,000,000
		0.24%		07/01/13	13,000,000	13,000,000

Svenska Handelsbanken AB		0.21%		05/03/13	23,000,000	23,000,000
		0.21%		05/22/13	39,000,000	39,000,000
		0.21%		05/29/13	7,000,000	7,000,000
		0.20%		06/05/13	112,000,000	112,000,000

Toronto-Dominion Bank		0.20%		05/02/13	54,000,000	54,000,000
		0.19%		05/07/13	2,000,000	2,000,000
		0.20%		05/07/13	254,000,000	254,000,000
		0.18%		05/13/13	33,000,000	33,000,000

UBS AG		0.25%		06/06/13	30,000,000	30,000,000
		0.26%		06/19/13	124,000,000	124,000,000
		0.25%		06/27/13	14,000,000	14,000,000
		0.25%		06/28/13	45,000,000	45,000,000

Union Bank, NA		0.24%		04/12/13	8,000,000	8,000,000

Wells Fargo Bank, NA		0.17%		06/06/13	38,000,000	38,000,000
		0.17%		06/13/13	58,000,000	58,000,000

						6,091,018,601

Government Agency Debt 0.5%
Federal Home Loan Bank		0.10%		04/01/13	25,000,000	25,000,000
		0.11%		04/19/13	10,000,000	9,999,450

Freddie Mac		0.12%		04/09/13	38,000,000	37,998,987

						72,998,437

Other Instrument 5.0%
Australia & New Zealand Banking Group Ltd		0.15%		04/01/13	300,000,000	300,000,000

 5

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.16%		04/04/13	120,000,000	120,000,000

Bank of Nova Scotia		0.08%		04/01/13	100,000,000	100,000,000
		0.12%		04/02/13	4,000,000	4,000,000

Royal Bank of Canada		0.08%		04/01/13	180,000,000	180,000,000

						704,000,000

Other Note 1.5%
Bank of America, NA		0.30%		04/18/13	123,000,000	123,000,000
		0.30%		05/10/13	79,000,000	79,000,000

						202,000,000

Total Fixed-Rate Obligations
(Cost $9,638,803,504)						9,638,803,504

Variable-Rate Obligations 10.4% of net assets

Financial Company Commercial Paper 1.9%
JP Morgan Chase & Co		0.38%	04/22/13	01/22/14	268,000,000	268,000,000

Certificate of Deposit 5.3%
Bank of Nova Scotia		0.41%	04/01/13	07/26/13	127,000,000	127,000,000

Canadian Imperial Bank of Commerce		0.37%		04/16/13	124,000,000	124,000,000
		0.28%	04/29/13	05/28/13	5,000,000	5,000,666
		0.29%	04/11/13	06/11/13	100,000,000	100,000,000

Sumitomo Mitsui Banking Corp		0.48%	04/01/13	04/12/13	55,000,000	55,000,000

Toronto-Dominion Bank		0.29%		04/22/13	74,000,000	74,000,000

Wells Fargo Bank, NA		0.16%	04/01/13	09/06/13	108,000,000	108,000,000

Westpac Banking Corp		0.32%	04/01/13	04/25/14	145,000,000	145,000,000

						738,000,666

Government Agency Debt 2.5%
Freddie Mac		0.26%	04/10/13	02/10/14	350,000,000	350,000,000

Variable Rate Demand Note 0.3%
California
RAN 2012-2013 Series A1	a,c	0.15%		04/01/13	25,410,000	25,410,000

EMF, LLC
Bonds (One Workplace) Series 2012	a	0.34%		04/04/13	4,600,000	4,600,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		04/04/13	2,695,000	2,695,000

New Jersey Economic Development Auth
Economic Development Bonds (MSNBC/CNBC) Series 1997A	a,c	0.30%		04/01/13	100,000	100,000

Texas
TRAN Series 2012	a,c	0.15%		04/01/13	11,000,000	11,000,000

						43,805,000

6

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 0.4%
Commonwealth Bank of Australia	c	0.52%	04/29/13	04/25/14	50,000,000	50,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	5,510,048	5,510,048

						55,510,048

Total Variable-Rate Obligations
(Cost $1,455,315,714)						1,455,315,714

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.9% of net assets

Government Agency Repurchase Agreement 16.6%
Barclays Capital, Inc
Issued 02/15/13, repurchase date 05/15/13 (Collateralized by U.S. Government Agency Securities valued at $22,889,449, 2.27% - 6.23%, due 03/01/32 - 03/01/43)		0.16%		04/04/13	22,004,693	22,000,000

BNP Paribas Securities Corp
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $320,330,001, 3.00% - 3.50%, due 07/20/42 - 12/20/42)		0.23%		04/01/13	311,007,948	311,000,000

Credit Suisse Securities (USA), LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $219,801,077, 2.75%, due 08/15/42)		0.21%		04/01/13	215,495,141	215,490,113
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $169,320,795, 1.89% - 6.50%, due 08/20/24 - 05/15/54)		0.15%		04/04/13	166,004,842	166,000,000

Deutsche Bank Securities, Inc
Issued 03/01/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $156,000,001, 1.75% - 7.00%, due 05/25/31 - 03/25/43)		0.16%		04/01/13	150,020,667	150,000,000
Issued 01/08/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $222,560,000, 0.50% - 7.00%, due 05/01/17 - 01/20/43)		0.20%		04/01/13	214,098,678	214,000,000
Issued 03/19/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $107,120,000, 2.00% - 2.50%, due 10/25/41 - 10/16/42)		0.14%		04/03/13	103,006,008	103,000,000
Issued 03/04/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $39,520,000, 1.75% - 7.00%, due 05/25/31 - 01/20/43)		0.16%		04/03/13	38,005,067	38,000,000
Issued 01/14/13, repurchase date 04/15/13 (Collateralized by U.S. Government Agency Securities valued at $49,920,000, 1.75% - 7.00%, due 05/25/31 - 12/25/42)		0.16%		04/04/13	48,017,067	48,000,000
Issued 03/05/13, repurchase date 06/05/13 (Collateralized by U.S. Government Agency Securities valued at $78,114,769, 2.50% - 7.00%, due 09/25/31 - 02/25/43)		0.18%		04/04/13	75,011,250	75,000,000

Goldman Sachs & Co
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $193,316,263, 1.65% - 7.00%, due 05/01/18 - 04/01/43)		0.23%		04/01/13	184,115,431	184,110,726
Issued 03/26/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $219,450,001, 1.77% - 7.00%, due 12/01/17 - 03/01/43)		0.13%		04/02/13	209,005,283	209,000,000

 7

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/06/13, repurchase date 06/03/13 (Collateralized by U.S. Government Agency Securities valued at $97,850,000, 2.00% - 3.00%, due 01/25/22 - 11/25/42)		0.18%		04/04/13	95,013,775	95,000,000
Issued 03/07/13, repurchase date 06/05/13 (Collateralized by U.S. Government Agency Securities valued at $291,490,000, 1.20% - 6.50%, due 02/25/26 - 07/16/52)		0.18%		04/04/13	283,039,620	283,000,000

Morgan Stanley & Co. LLC
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $219,300,001, 3.00% - 5.50%, due 05/01/27 - 03/01/43)		0.17%		04/04/13	215,007,107	215,000,000

						2,328,600,839

Treasury Repurchase Agreement 1.0%
Deutsche Bank Securities, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $51,000,006, 0.75%, due 12/31/17)		0.15%		04/01/13	50,000,833	50,000,000

Goldman Sachs & Co
Issued 03/22/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $84,660,032, 1.88%, due 07/15/13)		0.12%		04/01/13	83,002,767	83,000,000

						133,000,000

Other Repurchase Agreement* 3.3%
BNP Paribas Securities Corp
Issued 03/01/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,000,001, 1.03% - 7.88%, due 08/15/14 - 05/22/22)		0.29%		04/01/13	20,004,994	20,000,000
Issued 03/08/13, repurchase date 04/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,245,291, 2.41% - 7.75%, due 05/16/14 - 08/15/15)		0.29%		04/04/13	4,000,870	4,000,000
Issued 03/21/13, repurchase date 04/22/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,450,000, 1.95% - 7.75%, due 08/15/15 - 06/15/21)		0.29%		04/04/13	9,001,015	9,000,000

Credit Suisse Securities (USA), LLC
Issued 01/23/13, repurchase date 05/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,750,009, 0.00% - 6.71%, due 04/15/17 - 08/15/56)	d	0.72%		05/08/13	65,136,500	65,000,000
Issued 01/25/13, repurchase date 05/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $86,250,142, 0.33% - 53.97%, due 07/15/18 - 08/15/56)	d	0.71%		05/10/13	75,155,313	75,000,000
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $80,500,023, 0.00% - 8.39%, due 01/15/20 - 12/11/49)	d	0.71%		07/03/13	70,142,197	70,000,000

Deutsche Bank Securities, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,000,014, 0.00%, due 03/28/13)		0.36%		04/01/13	20,000,800	20,000,000

8

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Issued 12/13/12, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $44,100,000, 4.00%, due 04/01/42)		0.46%		04/02/13	42,059,033	42,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/25/13, repurchase date 06/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $182,946,451, 4.50% - 12.25%, due 06/15/13 - 11/14/99)	d	0.68%		06/10/13	159,315,350	159,000,000

						464,000,000

Total Repurchase Agreements
(Cost $2,925,600,839)						2,925,600,839

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $14,019,720,057.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,919,826,084 or 13.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $374,510,048 or 2.7% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by Government Agency securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RAN —	Revenue anticipation note
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from

 9

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47698MAR13

10

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

68.7%	Fixed-Rate Obligations	24,734,400,114	24,734,400,114
13.3%	Variable-Rate Obligations	4,774,724,886	4,774,724,886
18.0%	Repurchase Agreements	6,480,927,123	6,480,927,123

100.0%	Total Investments	35,990,052,123	35,990,052,123
0.0%	Other Assets and Liabilities, Net		11,589,540

100.0%	Net Assets		36,001,641,663

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 68.7% of net assets

Asset Backed Commercial Paper 11.1%
Alpine Securitization Corp	a,b,c	0.18%		04/09/13	126,000,000	125,994,960

Atlantis One Funding Corp	a,b,c	0.39%		04/01/13	56,000,000	56,000,000
	a,b,c	0.41%		04/01/13	71,000,000	71,000,000
	a,b,c	0.31%		05/14/13	15,024,000	15,018,437

CAFCO, LLC	a,b,c	0.30%		05/23/13	19,800,000	19,791,420
	a,b,c	0.29%		06/18/13	100,000,000	99,937,167
	a,b,c	0.35%		06/24/13	350,000	349,714
	a,b,c	0.29%		06/26/13	28,000,000	27,980,602
	a,b,c	0.35%		07/30/13	49,450,000	49,392,308
	a,b,c	0.46%		09/04/13	90,000,000	89,820,600

Cancara Asset Securitisation, LLC	a,b,c	0.19%		04/08/13	2,000,000	1,999,926
	a,b,c	0.24%		04/10/13	16,000,000	15,999,040
	a,b,c	0.24%		04/15/13	3,000,000	2,999,720
	a,b,c	0.25%		06/10/13	28,000,000	27,986,389
	a,b,c	0.25%		06/11/13	27,000,000	26,986,688
	a,b,c	0.25%		06/12/13	2,000,000	1,999,000
	a,b,c	0.24%		06/27/13	138,000,000	137,919,960
	a,b,c	0.24%		07/08/13	50,000,000	49,967,333
	a,b,c	0.24%		07/11/13	68,000,000	67,954,213

Chariot Funding, LLC	a,b,c	0.25%		04/05/13	34,000,000	33,999,056
	a,b,c	0.22%		04/11/13	10,000,000	9,999,389
	a,b,c	0.18%		05/28/13	30,000,000	29,991,450
	a,b,c	0.18%		06/07/13	17,000,000	16,994,305
	a,b,c	0.32%		06/10/13	14,000,000	13,991,289
	a,b,c	0.30%		06/14/13	37,000,000	36,977,183
	a,b,c	0.32%		06/17/13	94,000,000	93,935,662
	a,b,c	0.30%		07/08/13	15,000,000	14,987,750
	a,b,c	0.30%		07/11/13	11,000,000	10,990,742
	a,b,c	0.27%		08/28/13	50,000,000	49,944,125

 1

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.27%		09/17/13	11,000,000	10,986,058
	a,b,c	0.27%		09/19/13	100,000,000	99,871,750

Ciesco, LLC	a,b,c	0.29%		06/24/13	80,000,000	79,945,867
	a,b,c	0.29%		06/27/13	75,000,000	74,947,437
	a,b,c	0.34%		06/27/13	3,000,000	2,997,535
	a,b,c	0.50%		08/05/13	65,000,000	64,886,250
	a,b,c	0.46%		09/04/13	177,000,000	176,647,180

CRC Funding, LLC	a,b,c	0.29%		06/20/13	19,000,000	18,987,756
	a,b,c	0.29%		06/27/13	25,000,000	24,982,479
	a,b,c	0.50%		08/05/13	114,000,000	113,800,500
	a,b,c	0.46%		09/16/13	44,000,000	43,905,546

Crown Point Capital Company, LLC	a,b,c	0.35%		04/09/13	41,000,000	40,996,811
	a,b,c	0.32%		05/24/13	4,000,000	3,998,116

Fairway Finance Co, LLC	a,b,c	0.18%		04/26/13	31,810,000	31,806,024
	a,b,c	0.19%		06/20/13	26,835,000	26,823,670

Gotham Funding Corp	a,b,c	0.18%		04/18/13	8,000,000	7,999,320
	a,b,c	0.20%		05/01/13	9,603,000	9,601,400
	a,b,c	0.20%		05/10/13	45,000,000	44,990,250
	a,b,c	0.20%		05/13/13	41,000,000	40,990,433

Govco, LLC	a,b,c	0.30%		05/24/13	12,000,000	11,994,700
	a,b,c	0.37%		05/30/13	25,000,000	24,984,840
	a,b,c	0.33%		06/17/13	50,000,000	49,964,708
	a,b,c	0.29%		06/18/13	35,000,000	34,978,008
	a,b,c	0.29%		06/19/13	200,000,000	199,872,722
	a,b,c	0.31%		06/20/13	85,000,000	84,941,444
	a,b,c	0.29%		06/26/13	25,000,000	24,982,681
	a,b,c	0.29%		06/27/13	50,000,000	49,964,958
	a,b,c	0.33%		06/27/13	35,000,000	34,972,088

Jupiter Securitization Corp	a,b,c	0.25%		04/01/13	17,000,000	17,000,000
	a,b,c	0.21%		04/02/13	30,000,000	29,999,825
	a,b,c	0.25%		05/02/13	21,000,000	20,995,479
	a,b,c	0.32%		05/13/13	20,000,000	19,992,533
	a,b,c	0.18%		05/28/13	45,000,000	44,987,175
	a,b,c	0.32%		06/18/13	60,000,000	59,958,400
	a,b,c	0.32%		06/21/13	62,000,000	61,955,360
	a,b,c	0.30%		07/08/13	20,000,000	19,983,667
	a,b,c	0.27%		09/17/13	11,000,000	10,986,058

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		04/24/13	39,800,000	39,794,914
	a,b,c	0.22%		05/21/13	10,000,000	9,996,944
	a,b,c	0.22%		05/30/13	35,000,000	34,987,381

Market Street Funding Corp	a,b,c	0.21%		04/01/13	28,018,000	28,018,000
	a,b,c	0.21%		04/02/13	41,000,000	40,999,761
	a,b,c	0.20%		04/16/13	19,340,000	19,338,388
	a,b,c	0.20%		04/22/13	49,000,000	48,994,283
	a,b,c	0.19%		05/06/13	35,000,000	34,993,535
	a,b,c	0.19%		05/20/13	21,000,000	20,994,569
	a,b,c	0.19%		05/22/13	34,000,000	33,990,848
	a,b,c	0.20%		06/10/13	88,000,000	87,965,778
	a,b,c	0.19%		06/12/13	28,000,000	27,989,360
	a,b,c	0.19%		06/18/13	17,000,000	16,993,002

MetLife Short Term Funding, LLC	a,b,c	0.18%		06/11/13	100,000,000	99,964,500
	a,b,c	0.18%		06/12/13	50,000,000	49,982,000
	a,b,c	0.18%		06/14/13	68,000,000	67,974,840
	a,b,c	0.18%		06/17/13	50,000,000	49,980,750

2

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.18%		06/18/13	14,000,000	13,994,540
	a,b,c	0.19%		06/28/13	5,000,000	4,997,678

Nieuw Amsterdam Receivables Corp	a,b,c	0.18%		04/17/13	82,000,000	81,993,440
	a,b,c	0.22%		05/13/13	51,719,000	51,705,725
	a,b,c	0.22%		05/15/13	23,000,000	22,993,816
	a,b,c	0.21%		06/03/13	71,552,000	71,525,705

Old Line Funding, LLC	a,b,c	0.21%		06/21/13	7,000,000	6,996,693

Ridgefield Funding Company, LLC	a,b,c	0.37%		05/13/13	25,000,000	24,989,208
	a,b,c	0.35%		06/20/13	15,000,000	14,988,333

Royal Park Investments Funding Corp (Kingdom of Belgium Govt Guarantee)	a,b,c	0.45%		04/11/13	15,000,000	14,998,125

Sheffield Receivables Corp	a,b,c	0.24%		04/04/13	5,000,000	4,999,900

Thunder Bay Funding, LLC	a,b,c	0.33%		04/08/13	40,131,000	40,128,425
	a,b,c	0.18%		06/10/13	21,000,000	20,992,650

						4,010,850,547

Financial Company Commercial Paper 8.3%
Barclays US Funding Corp	a	0.40%		04/29/13	2,000,000	1,999,378

BNZ International Funding Ltd	a	0.20%		05/07/13	38,000,000	37,992,400
	a	0.19%		06/06/13	34,000,000	33,988,157
	a	0.21%		06/20/13	5,000,000	4,997,722

Commonwealth Bank of Australia	c	0.18%		05/31/13	132,000,000	131,960,400
	c	0.19%		06/05/13	18,000,000	17,993,825
	c	0.19%		06/17/13	17,000,000	16,993,091

General Electric Capital Corp		0.23%		04/11/13	107,000,000	106,993,164
		0.21%		04/26/13	103,000,000	102,984,979
		0.20%		05/02/13	78,000,000	77,986,567
		0.18%		07/24/13	90,000,000	89,948,700
		0.24%		08/27/13	4,000,000	3,996,053
		0.24%		09/03/13	89,000,000	88,908,033

HSBC Bank PLC	c	0.30%		04/01/13	79,000,000	79,000,000

HSBC USA, Inc		0.20%		04/23/13	9,500,000	9,498,839
		0.24%		05/21/13	23,000,000	22,992,333
		0.23%		05/29/13	15,000,000	14,994,442
		0.21%		06/07/13	8,000,000	7,996,873

JP Morgan Chase & Co		0.30%		04/02/13	43,000,000	42,999,642
		0.30%		05/07/13	4,000,000	3,998,800
		0.29%		06/03/13	17,000,000	16,991,373
		0.29%		06/11/13	4,000,000	3,997,712
		0.20%		08/01/13	3,000,000	2,997,967
		0.30%		08/05/13	47,000,000	46,950,650
		0.31%		09/23/13	99,000,000	98,850,812
		0.31%		10/01/13	201,000,000	200,683,257

Lloyds TSB Bank PLC		0.30%		04/02/13	16,500,000	16,499,863
		0.26%		04/17/13	10,000,000	9,998,844
		0.25%		06/11/13	149,000,000	148,928,004

National Australia Funding (Delaware), Inc	a	0.18%		05/21/13	258,000,000	257,935,500

Nationwide Building Society		0.29%		05/03/13	8,000,000	7,997,938

 3

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.32%		05/24/13	157,000,000	156,927,192
		0.30%		06/27/13	12,000,000	11,991,300

NRW.BANK		0.13%		04/04/13	183,000,000	182,998,017
		0.14%		04/04/13	265,000,000	264,997,019
		0.17%		04/15/13	70,500,000	70,495,339

Rabobank USA Financial Corp	a	0.39%		04/01/13	50,000,000	50,000,000
	a	0.33%		04/15/13	23,000,000	22,997,048

RBS Holdings USA, Inc	a,c	0.35%		04/19/13	25,000,000	24,995,625

Skandinaviska Enskilda Banken AB		0.24%		04/04/13	32,000,000	31,999,360
		0.24%		05/16/13	40,000,000	39,988,000
		0.35%		06/05/13	8,700,000	8,694,502
		0.21%		06/19/13	43,000,000	42,980,184
		0.30%		09/19/13	99,000,000	98,858,925

State Street Corp		0.20%		05/10/13	184,000,000	183,960,133

Swedbank AB		0.25%		04/15/13	2,000,000	1,999,806
		0.35%		06/20/13	63,000,000	62,951,000

						2,966,888,768

Other Commercial Paper 0.7%
Reckitt Benckiser Treasury Services PLC	a,c	0.52%		07/11/13	10,250,000	10,235,046
	a,c	0.52%		07/19/13	8,000,000	7,987,405

South Carolina Public Service Auth	a	0.19%		06/19/13	5,000,000	5,000,000

Toyota Motor Credit Corp	a	0.23%		06/03/13	82,000,000	81,966,995
	a	0.18%		06/24/13	40,000,000	39,983,200
	a	0.19%		07/10/13	99,000,000	98,947,750

						244,120,396

Certificate of Deposit 39.5%
Abbey National Treasury Services PLC	a	0.37%		05/15/13	180,000,000	180,000,000

Bank of Montreal		0.14%		04/01/13	166,000,000	166,000,000
		0.14%		04/02/13	1,000,000	1,000,000
		0.15%		04/02/13	99,000,000	99,000,000
		0.08%		04/04/13	25,000,000	25,000,000
		0.19%		05/01/13	225,000,000	225,000,000
		0.20%		06/06/13	300,000,000	300,000,000
		0.20%		06/24/13	20,000,000	20,000,000

Bank of Nova Scotia		0.22%		04/03/13	343,000,000	343,000,000
		0.18%		05/17/13	12,000,000	12,000,000

Bank of the West		0.20%		04/25/13	63,000,000	63,000,000
		0.30%		06/20/13	69,000,000	69,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		04/12/13	7,000,000	7,000,000
		0.34%		06/24/13	14,000,000	14,000,000
		0.34%		06/26/13	98,000,000	98,000,000
		0.33%		07/09/13	192,000,000	192,000,000
		0.33%		07/16/13	71,000,000	71,000,000
		0.40%		10/15/13	172,000,000	172,000,000
		0.40%		10/16/13	7,000,000	7,000,000
		0.40%		10/17/13	125,000,000	125,000,000
		0.40%		10/18/13	68,000,000	68,000,000

4

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Barclays Bank PLC		0.44%		04/19/13	11,000,000	11,000,000
		0.40%		05/02/13	63,000,000	63,000,000
		0.25%		05/06/13	182,000,000	182,000,000
		0.40%		05/09/13	23,000,000	23,000,000
		0.45%		05/16/13	46,000,000	46,000,000
		0.47%		05/17/13	149,000,000	149,000,000
		0.45%		05/28/13	4,000,000	4,000,000
		0.42%		07/16/13	30,000,000	30,000,000
		0.45%		08/21/13	14,000,000	14,000,000
		0.45%		08/22/13	17,000,000	17,000,000
		0.38%		09/23/13	77,000,000	77,000,000
		0.38%		09/25/13	82,000,000	82,000,000

BNP Paribas		0.60%		06/03/13	36,000,000	36,000,000
		0.59%		06/07/13	64,000,000	64,000,000
		0.59%		06/10/13	221,000,000	221,000,000
		0.44%		08/05/13	43,000,000	43,000,000
		0.43%		09/03/13	200,000,000	200,000,000
		0.44%		09/05/13	14,000,000	14,000,000
		0.40%		09/16/13	83,000,000	83,000,000

Branch Banking & Trust Co		0.17%		06/24/13	143,000,000	143,000,000
		0.17%		06/25/13	73,000,000	73,000,000

Chase Bank USA, NA		0.18%		05/28/13	231,000,000	231,000,000
		0.18%		05/29/13	96,000,000	96,000,000
		0.18%		06/12/13	100,000,000	100,000,000

Citibank, NA		0.17%		04/02/13	50,000,000	50,000,000
		0.29%		06/21/13	119,000,000	119,000,000
		0.29%		06/25/13	1,000,000	1,000,000

Commonwealth Bank of Australia		0.19%		05/01/13	114,000,000	114,000,000
		0.20%		05/15/13	257,000,000	257,000,000

Credit Agricole Corporate & Investment Bank		0.34%		05/07/13	181,000,000	181,000,000

Credit Suisse AG		0.32%		04/04/13	101,000,000	101,000,000
		0.33%		04/23/13	185,000,000	185,000,000
		0.33%		05/06/13	1,000,000	1,000,000
		0.29%		07/29/13	291,000,000	291,000,000

Deutsche Bank AG		0.45%		05/15/13	91,000,000	91,000,000
		0.28%		06/06/13	93,000,000	93,000,000
		0.46%		07/09/13	418,000,000	418,000,000
		0.44%		08/29/13	70,000,000	70,000,000
		0.41%		09/20/13	9,000,000	9,000,000
		0.73%		01/17/14	313,000,000	313,000,000

DNB Bank ASA		0.23%		04/04/13	119,000,000	119,000,000
		0.30%		05/13/13	69,000,000	69,000,000
		0.23%		06/11/13	51,000,000	51,000,000
		0.20%		06/18/13	50,000,000	50,000,000
		0.22%		06/19/13	180,000,000	180,000,000
		0.25%		07/01/13	48,000,000	48,000,000

ING Bank NV		0.32%		05/03/13	21,000,000	21,000,000
		0.30%		05/14/13	36,000,000	36,000,000
		0.47%		07/17/13	429,000,000	429,000,000
		0.40%		08/02/13	25,000,000	25,000,000
		0.40%		08/05/13	2,000,000	2,000,000

JPMorgan Chase Bank, NA		0.18%		06/12/13	98,000,000	98,000,000
		0.18%		06/14/13	10,000,000	10,000,000

 5

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.18%		06/17/13	75,000,000	75,000,000
		0.19%		07/18/13	50,000,000	50,000,000
		0.20%		07/29/13	100,000,000	100,000,000
		0.20%		08/01/13	85,000,000	85,000,000
		0.20%		08/02/13	65,000,000	65,000,000

Lloyds TSB Bank PLC		0.26%		04/08/13	56,000,000	56,000,000
		0.26%		04/17/13	44,000,000	44,000,000

Mitsubishi UFJ Trust & Banking Corp		0.40%		04/02/13	13,000,000	13,000,000
		0.41%		04/02/13	12,000,000	12,000,000
		0.26%		04/05/13	194,000,000	194,000,000
		0.35%		05/08/13	1,000,000	1,000,000
		0.34%		06/19/13	212,000,000	212,000,000
		0.33%		07/02/13	11,000,000	11,000,000
		0.31%		07/08/13	48,000,000	48,000,000
		0.33%		07/10/13	23,000,000	23,000,000
		0.32%		07/16/13	82,000,000	82,000,000

Mizuho Corporate Bank Ltd		0.26%		04/09/13	8,000,000	8,000,000
		0.25%		05/10/13	106,000,000	106,000,000
		0.25%		05/13/13	28,000,000	28,000,000
		0.25%		05/22/13	69,000,000	69,000,000
		0.23%		05/30/13	19,000,000	19,000,000
		0.24%		06/17/13	14,000,000	14,000,000
		0.24%		07/01/13	26,000,000	26,000,000
		0.24%		07/08/13	31,000,000	31,000,000
		0.24%		07/09/13	61,000,000	61,000,000

National Australia Bank Ltd		0.21%		04/17/13	35,000,000	35,000,000
		0.36%		07/11/13	161,000,000	161,000,000
		0.34%		07/23/13	123,000,000	123,000,000
		0.35%		08/01/13	69,000,000	69,000,000

Rabobank Nederland		0.37%		04/08/13	3,000,000	3,000,000
		0.36%		04/17/13	32,000,000	32,000,000
		0.31%		05/07/13	9,000,000	9,000,000
		0.30%		05/14/13	330,000,000	330,000,000
		0.30%		06/04/13	128,000,000	128,000,000

Skandinaviska Enskilda Banken AB		0.37%		06/03/13	5,000,000	5,000,000
		0.38%		06/14/13	58,000,000	58,000,000
		0.34%		06/20/13	74,000,000	74,000,000
		0.34%		07/10/13	2,000,000	2,000,000

Societe Generale		0.39%		04/02/13	31,000,000	31,000,000
		0.30%		05/02/13	152,000,000	152,000,000
		0.27%		06/20/13	25,000,000	25,000,000
		0.68%		07/01/13	181,000,000	181,000,000

Sumitomo Mitsui Banking Corp		0.26%		04/01/13	67,000,000	67,000,000
		0.26%		04/05/13	6,000,000	6,000,000
		0.35%		04/15/13	8,000,000	8,000,000
		0.35%		04/22/13	6,000,000	6,000,000
		0.35%		05/01/13	150,000,000	150,000,000
		0.34%		05/13/13	6,000,000	6,000,000
		0.34%		05/15/13	29,000,000	29,000,000
		0.34%		05/20/13	11,000,000	11,000,000
		0.34%		05/21/13	43,000,000	43,000,000
		0.34%		06/05/13	13,000,000	13,000,000
		0.34%		06/06/13	93,000,000	93,000,000
		0.31%		07/08/13	7,000,000	7,000,000
		0.32%		07/08/13	25,000,000	25,000,000
		0.23%		07/10/13	181,000,000	181,000,000

6

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.36%		10/22/13	283,000,000	283,000,000

Sumitomo Mitsui Trust Bank Ltd		0.26%		04/05/13	41,000,000	41,000,000
		0.26%		04/09/13	182,000,000	182,000,000
		0.27%		04/12/13	17,000,000	17,000,000
		0.25%		05/23/13	115,000,000	115,000,000
		0.24%		05/29/13	26,000,000	26,000,000
		0.24%		06/04/13	11,000,000	11,000,000
		0.24%		06/07/13	55,000,000	55,000,000
		0.24%		06/18/13	28,000,000	28,000,000
		0.36%		06/21/13	15,000,000	15,003,703
		0.24%		06/25/13	133,000,000	133,000,000
		0.24%		07/01/13	5,000,000	5,000,000
		0.23%		07/02/13	91,000,000	91,000,000

Svenska Handelsbanken AB		0.21%		05/03/13	16,000,000	16,000,000
		0.21%		05/29/13	115,000,000	115,000,000
		0.21%		06/03/13	200,000,000	200,000,000
		0.21%		06/07/13	133,000,000	133,000,000

Swedbank AB		0.34%		06/20/13	56,000,000	56,000,000
		0.33%		07/10/13	29,000,000	29,000,000

Toronto-Dominion Bank		0.20%		04/29/13	120,000,000	120,000,000
		0.20%		05/07/13	70,000,000	70,000,000
		0.18%		05/13/13	226,000,000	226,000,000
		0.18%		06/07/13	245,000,000	245,000,000

UBS AG		0.25%		06/06/13	112,000,000	112,000,000
		0.26%		06/19/13	58,000,000	58,000,000
		0.25%		06/20/13	36,000,000	36,000,000
		0.25%		06/27/13	298,000,000	298,000,000
		0.25%		06/28/13	26,000,000	26,000,000
		0.25%		07/26/13	10,000,000	10,000,000
		0.25%		08/02/13	2,000,000	2,000,000

Union Bank, NA		0.24%		04/12/13	140,000,000	140,000,000

Wells Fargo Bank, NA		0.17%		06/05/13	100,000,000	100,000,000
		0.17%		06/13/13	47,000,000	47,000,000

						14,228,003,703

Government Agency Debt 2.4%
Fannie Mae		0.13%		04/17/13	15,000,000	14,999,167

Federal Home Loan Bank		0.10%		04/01/13	155,000,000	155,000,000
		0.06%		04/03/13	69,000,000	68,999,770
		0.11%		04/03/13	63,844,000	63,843,628
		0.11%		04/10/13	15,000,000	14,999,587
		0.12%		04/12/13	27,530,000	27,528,990
		0.13%		04/12/13	10,000,000	9,999,618
		0.14%		04/12/13	25,000,000	24,998,930
		0.10%		04/17/13	8,000,000	7,999,662
		0.12%		04/17/13	4,000,000	3,999,787
		0.13%		04/17/13	48,000,000	47,997,227
		0.11%		04/19/13	70,000,000	69,996,150
		0.13%		04/19/13	50,000,000	49,996,750
		0.11%		05/08/13	153,000,000	152,983,114
		0.12%		05/08/13	9,000,000	8,998,890

Freddie Mac		0.12%		04/09/13	123,000,000	122,996,720
		0.10%		04/16/13	7,000,000	6,999,708

 7

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.12%		04/23/13	14,200,000	14,199,002

						866,536,700

Other Instrument 5.3%
Australia & New Zealand Banking Group Ltd		0.15%		04/01/13	531,000,000	531,000,000
		0.16%		04/02/13	142,000,000	142,000,000
		0.16%		04/04/13	417,000,000	417,000,000

Bank of Nova Scotia		0.12%		04/02/13	370,000,000	370,000,000

Citibank, NA		0.18%		04/03/13	46,000,000	46,000,000

Royal Bank of Canada		0.08%		04/01/13	400,000,000	400,000,000

						1,906,000,000

Other Note 1.4%
Bank of America, NA		0.30%		04/18/13	102,000,000	102,000,000
		0.30%		04/23/13	177,000,000	177,000,000
		0.30%		04/25/13	100,000,000	100,000,000
		0.30%		04/29/13	22,000,000	22,000,000
		0.30%		05/02/13	64,000,000	64,000,000
		0.30%		05/10/13	47,000,000	47,000,000

						512,000,000

Total Fixed-Rate Obligations
(Cost $24,734,400,114)						24,734,400,114

Variable-Rate Obligations 13.3% of net assets

Financial Company Commercial Paper 1.0%
JP Morgan Chase & Co		0.38%	04/22/13	01/22/14	116,000,000	116,000,000

Westpac Banking Corp	c	0.35%	04/01/13	01/17/14	237,000,000	237,000,000

						353,000,000

Certificate of Deposit 7.7%
Bank of Nova Scotia		0.28%	04/22/13	05/21/13	22,000,000	21,999,849
		0.41%	04/01/13	07/24/13	338,000,000	338,000,000

Canadian Imperial Bank of Commerce		0.37%	04/01/13	04/12/13	236,000,000	236,000,000
		0.37%		04/16/13	181,000,000	181,000,000
		0.28%	04/29/13	05/28/13	18,600,000	18,602,477
		0.29%	04/29/13	05/28/13	104,000,000	104,000,000

Sumitomo Mitsui Banking Corp		0.48%	04/01/13	04/12/13	116,000,000	116,000,000

Toronto-Dominion Bank		0.29%		04/22/13	222,000,000	222,000,000
		0.29%	04/22/13	05/20/13	334,000,000	334,000,000
		0.29%	04/29/13	05/28/13	58,000,000	58,000,000
		0.29%	04/29/13	05/29/13	165,000,000	165,000,000

Wells Fargo Bank, NA		0.16%	04/01/13	09/06/13	342,000,000	342,000,000

Westpac Banking Corp		0.45%	04/11/13	07/11/13	360,000,000	360,000,000
		0.42%	04/23/13	08/23/13	83,000,000	83,000,000
		0.32%	04/01/13	04/25/14	202,000,000	202,000,000

						2,781,602,326

8

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Government Agency Debt 0.6%
Freddie Mac		0.26%	04/10/13	02/10/14	220,000,000	220,000,000

Variable Rate Demand Note 0.9%
California
RAN 2012-2013 Series A1	a,c	0.15%		04/01/13	59,610,000	59,610,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.20%		04/04/13	4,640,000	4,640,000

New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.16%		04/04/13	5,450,000	5,450,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		04/04/13	3,000,000	3,000,000

Texas
TRAN Series 2012	a,c	0.15%		04/01/13	186,995,000	186,995,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.23%		04/04/13	32,000,000	32,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.23%		04/04/13	22,980,000	22,980,000

						314,675,000

Other Note 3.1%
JPMorgan Chase Bank, NA		0.37%	04/18/13	04/17/14	110,000,000	110,000,000
		0.40%	04/22/13	04/21/14	250,000,000	250,000,000

Royal Bank of Canada		0.37%	07/01/13	04/01/14	125,000,000	125,000,000
		0.36%	04/04/13	04/04/14	243,000,000	243,000,000

Wells Fargo Bank, NA		0.35%	06/24/13	04/22/14	275,000,000	275,000,000

Westpac Banking Corp	c	0.52%	04/29/13	04/28/14	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,447,560	2,447,560

						1,105,447,560

Total Variable-Rate Obligations
(Cost $4,774,724,886)						4,774,724,886

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 18.0% of net assets

Government Agency Repurchase Agreement 14.2%
Barclays Capital, Inc
Issued 02/15/13, repurchase date 05/15/13 (Collateralized by U.S. Government Agency Securities valued at $20,807,335, 2.04% - 5.91%, due 05/01/36 - 03/01/43)		0.16%		04/04/13	20,004,267	20,000,000
Issued 03/15/13, repurchase date 04/15/13 (Collateralized by U.S. Government Agency Securities valued at $105,000,001, 2.00%, due 04/25/42)		0.16%		04/04/13	100,008,889	100,000,000

BNP Paribas Securities Corp
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $556,200,000, 1.76% - 5.38%, due 02/01/18 - 01/20/43)		0.23%		04/01/13	540,013,800	540,000,000

 9

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 03/19/13, repurchase date 04/09/13 (Collateralized by U.S. Government Agency Securities valued at $267,800,001, 0.00% - 5.00%, due 06/01/23 - 03/01/43)		0.14%		04/04/13	260,016,178	260,000,000

Credit Suisse Securities (USA), LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $374,269,100, 1.50%, due 06/30/16)		0.21%		04/01/13	366,935,685	366,927,123
Issued 03/26/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $18,361,733, 2.25% - 4.00%, due 05/20/42 - 10/15/45)		0.13%		04/02/13	18,000,455	18,000,000
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $24,482,558, 3.50% - 4.00%, due 05/20/42 - 08/20/42)		0.15%		04/04/13	24,000,700	24,000,000

Deutsche Bank Securities, Inc
Issued 03/01/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $238,160,001, 1.83% - 7.00%, due 12/16/24 - 11/16/52)		0.16%		04/01/13	229,031,551	229,000,000
Issued 01/08/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $509,600,000, 0.50% - 7.00%, due 05/25/31 - 02/25/43)		0.20%		04/01/13	490,225,944	490,000,000
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $43,680,001, 0.50% - 7.00%, due 08/25/31 - 10/25/42)		0.25%		04/01/13	42,001,167	42,000,000
Issued 01/09/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $26,071,876, 1.75% - 6.50%, due 05/25/31 - 01/20/43)		0.19%		04/02/13	25,010,951	25,000,000
Issued 01/02/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $26,016,576, 1.75% - 7.00%, due 05/25/31 - 01/20/43)		0.23%		04/02/13	25,014,375	25,000,000
Issued 03/04/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $636,480,001, 0.55% - 7.00%, due 05/25/31 - 01/20/43)		0.16%		04/03/13	612,081,600	612,000,000
Issued 03/05/13, repurchase date 06/05/13 (Collateralized by U.S. Government Agency Securities valued at $32,240,001, 0.50% - 7.00%, due 08/25/31 - 08/20/42)		0.18%		04/04/13	31,004,650	31,000,000

Goldman Sachs & Co
Issued 03/25/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $389,550,001, 2.00% - 8.00%, due 11/01/19 - 01/01/48)		0.15%		04/01/13	371,010,821	371,000,000
Issued 03/22/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $184,800,001, 2.30% - 9.00%, due 03/01/20 - 02/01/50)		0.15%		04/01/13	176,007,333	176,000,000
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $2,100,000, 3.66% - 4.50%, due 12/01/40 - 10/01/41)		0.23%		04/01/13	2,000,051	2,000,000
Issued 03/27/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $168,000,000, 2.31% - 9.50%, due 06/01/18 - 03/01/43)		0.13%		04/03/13	160,004,044	160,000,000

JP Morgan Securities, LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $411,907,973, 0.77% - 5.13%, due 05/15/16 - 09/01/42)		0.20%		04/01/13	400,008,889	400,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $515,000,001, 0.55% - 6.00%, due 07/15/17 - 03/16/47)		0.20%		04/01/13	500,011,111	500,000,000
Issued 03/08/13, repurchase date 04/08/13 (Collateralized by U.S. Government Agency Securities valued at $154,500,001, 2.00% - 3.50%, due 10/25/31 - 02/25/43)		0.17%		04/04/13	150,019,125	150,000,000

10

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 03/06/13, repurchase date 06/03/13 (Collateralized by U.S. Government Agency Securities valued at $82,400,001, 2.18% - 4.50%, due 01/25/22 - 05/16/39)		0.18%		04/04/13	80,011,600	80,000,000
Issued 03/07/13, repurchase date 06/05/13 (Collateralized by U.S. Government Agency Securities valued at $138,020,000, 1.75% - 3.85%, due 10/15/30 - 04/15/41)		0.18%		04/04/13	134,018,760	134,000,000

Mizuho Securities USA Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $51,500,001, 4.00%, due 12/15/41)		0.30%		04/01/13	50,001,667	50,000,000

Morgan Stanley & Co. LLC
Issued 03/22/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $204,195,105, 2.50% - 4.50%, due 05/01/27 - 02/01/43)		0.14%		04/01/13	200,007,778	200,000,000
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $102,000,000, 4.00% - 5.00%, due 06/01/35 - 11/01/42)		0.25%		04/01/13	100,002,778	100,000,000

						5,105,927,123

Treasury Repurchase Agreement 0.6%
Barclays Capital, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $199,043,399, 0.13% - 3.25%, due 09/30/13 - 05/15/19)		0.17%		04/01/13	195,003,683	195,000,000

Goldman Sachs & Co
Issued 03/22/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $11,220,075, 0.13%, due 01/15/23)		0.12%		04/01/13	11,000,367	11,000,000

						206,000,000

Other Repurchase Agreement* 3.2%
BNP Paribas Securities Corp
Issued 03/01/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $42,000,001, 1.03% - 7.88%, due 01/30/14 - 01/25/43)		0.29%		04/01/13	40,009,989	40,000,000
Issued 03/08/13, repurchase date 04/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,500,001, 1.05% - 8.50%, due 03/20/15 - 03/15/42)		0.29%		04/04/13	10,002,175	10,000,000
Issued 03/21/13, repurchase date 04/22/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,000,001, 1.13% - 7.75%, due 10/25/13 - 01/25/43)		0.29%		04/04/13	20,002,256	20,000,000

Credit Suisse Securities (USA), LLC
Issued 01/23/13, repurchase date 05/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $221,950,008, 0.08% - 8.85%, due 01/15/19 - 08/15/56)	d	0.72%		05/08/13	193,405,300	193,000,000
Issued 01/25/13, repurchase date 05/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $167,899,999, 0.30% - 7.76%, due 05/15/17 - 08/15/56)	d	0.71%		05/10/13	146,302,342	146,000,000
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $234,600,003, 0.00% - 7.96%, due 04/15/17 - 12/11/49)	d	0.71%		07/03/13	204,414,403	204,000,000

 11

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Deutsche Bank Securities, Inc
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $42,000,006, 0.00%, due 03/28/13)		0.36%		04/01/13	40,001,600	40,000,000

Goldman Sachs & Co
Issued 12/13/12, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $108,150,000, 3.50% - 4.00%, due 06/01/26 - 04/01/43)		0.46%		04/02/13	103,144,772	103,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/25/13, repurchase date 06/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $474,986,871, 0.00% - 14.75%, due 06/01/13 - 12/31/99)	d	0.68%		06/10/13	413,819,117	413,000,000

						1,169,000,000

Total Repurchase Agreements
(Cost $6,480,927,123)						6,480,927,123

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $35,990,052,123.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,883,620,939 or 13.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $958,447,560 or 2.7% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by Government Agency securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
HFA —	Housing finance agency/authority
RAN —	Revenue anticipation note
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

12

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Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47711MAR13

 13

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

66.3%	Fixed-Rate Obligations	517,813,557	517,813,557
11.5%	Variable-Rate Obligations	89,482,329	89,482,329
21.9%	Repurchase Agreements	171,338,233	171,338,233

99.7%	Total Investments	778,634,119	778,634,119
0.3%	Other Assets and Liabilities, Net		2,242,496

100.0%	Net Assets		780,876,615

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 66.3% of net assets

Asset Backed Commercial Paper 12.9%
Atlantis One Funding Corp	a,b,c	0.39%		04/01/13	4,000,000	4,000,000

CAFCO, LLC	a,b,c	0.29%		06/26/13	3,000,000	2,997,922
	a,b,c	0.46%		09/04/13	4,000,000	3,992,027

Cancara Asset Securitisation, LLC	a,b,c	0.22%		04/18/13	4,000,000	3,999,584
	a,b,c	0.24%		06/24/13	1,000,000	999,440
	a,b,c	0.24%		07/08/13	3,000,000	2,998,040

Chariot Funding, LLC	a,b,c	0.25%		05/01/13	4,000,000	3,999,167
	a,b,c	0.30%		07/08/13	1,000,000	999,183
	a,b,c	0.27%		08/28/13	2,000,000	1,997,765

Ciesco, LLC	a,b,c	0.50%		08/05/13	3,000,000	2,994,750

CRC Funding, LLC	a,b,c	0.29%		06/20/13	4,000,000	3,997,422
	a,b,c	0.50%		08/05/13	5,000,000	4,991,250

Crown Point Capital Company, LLC	a,b,c	0.35%		04/09/13	5,000,000	4,999,611

Fairway Finance Co, LLC	a,b,c	0.18%		04/26/13	3,000,000	2,999,625
	a,b,c	0.19%		05/22/13	1,000,000	999,731

Gotham Funding Corp	a,b,c	0.21%		06/10/13	3,000,000	2,998,775

Govco, LLC	a,b,c	0.37%		05/30/13	4,000,000	3,997,574
	a,b,c	0.29%		06/26/13	7,000,000	6,995,150

Jupiter Securitization Corp	a,b,c	0.18%		05/28/13	8,000,000	7,997,720
	a,b,c	0.32%		06/17/13	1,000,000	999,316
	a,b,c	0.32%		06/21/13	4,000,000	3,997,120

Market Street Funding Corp	a,b,c	0.19%		06/12/13	3,000,000	2,998,860

 1

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.19%		06/18/13	1,000,000	999,588

MetLife Short Term Funding, LLC	a,b,c	0.19%		05/13/13	5,000,000	4,998,892
	a,b,c	0.19%		06/28/13	1,000,000	999,536

Nieuw Amsterdam Receivables Corp	a,b,c	0.22%		05/13/13	1,000,000	999,743
	a,b,c	0.22%		05/15/13	2,000,000	1,999,462
	a,b,c	0.21%		06/03/13	2,000,000	1,999,265

Royal Park Investments Funding Corp (Kingdom of Belgium Govt Guarantee)	a,b,c	0.40%		05/03/13	2,000,000	1,999,289

Sheffield Receivables Corp	a,b,c	0.24%		04/03/13	1,000,000	999,987
	a,b,c	0.24%		06/06/13	3,000,000	2,998,680

Thunder Bay Funding, LLC	a,b,c	0.18%		05/13/13	6,000,000	5,998,740

						100,943,214

Financial Company Commercial Paper 7.3%
BNZ International Funding Ltd	a	0.20%		05/07/13	1,000,000	999,800

Commonwealth Bank of Australia	c	0.18%		05/31/13	1,000,000	999,700
	c	0.19%		06/05/13	8,000,000	7,997,256

General Electric Capital Corp		0.23%		04/03/13	3,000,000	2,999,962
		0.25%		08/19/13	5,000,000	4,995,139
		0.24%		09/03/13	5,000,000	4,994,833
		0.27%		09/09/13	1,000,000	998,793

HSBC USA, Inc		0.23%		05/29/13	3,000,000	2,998,888

JP Morgan Chase & Co		0.30%		04/02/13	1,000,000	999,992
		0.30%		05/07/13	4,000,000	3,998,800
		0.32%		10/08/13	1,000,000	998,311

Lloyds TSB Bank PLC		0.25%		06/11/13	3,000,000	2,998,550

National Australia Funding (Delaware), Inc	a	0.18%		05/21/13	5,000,000	4,998,750

Nationwide Building Society		0.30%		06/27/13	4,000,000	3,997,100

NRW.BANK		0.17%		04/15/13	7,000,000	6,999,537

Skandinaviska Enskilda Banken AB		0.24%		05/16/13	2,000,000	1,999,400

State Street Corp		0.20%		05/10/13	2,000,000	1,999,567

Swedbank AB		0.35%		06/20/13	1,000,000	999,222

						56,973,600

Other Commercial Paper 1.9%
Coca-Cola Co	c	0.26%		05/01/13	8,000,000	7,998,267

Reckitt Benckiser Treasury Services PLC	a,c	0.49%		06/10/13	1,000,000	999,047

Toyota Motor Credit Corp	a	0.21%		05/09/13	6,000,000	5,998,670

						14,995,984

Certificate of Deposit 38.9%
Abbey National Treasury Services PLC	a	0.37%		05/15/13	3,000,000	3,000,000

2

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Montreal		0.08%		04/04/13	11,000,000	11,000,000
		0.19%		05/01/13	3,000,000	3,000,000

Bank of Nova Scotia		0.22%		04/03/13	8,000,000	8,000,000
		0.18%		05/13/13	7,000,000	7,000,000
		0.18%		05/28/13	4,000,000	4,000,000

Bank of the West		0.31%		05/29/13	2,000,000	2,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.34%		06/28/13	3,000,000	3,000,000
		0.33%		07/09/13	3,000,000	3,000,000
		0.33%		07/16/13	1,000,000	1,000,000
		0.40%		10/15/13	6,000,000	6,000,000
		0.40%		10/17/13	1,000,000	1,000,000
		0.40%		10/18/13	1,000,000	1,000,000

Barclays Bank PLC		0.25%		05/06/13	3,000,000	3,000,000
		0.40%		05/09/13	3,000,000	3,000,000
		0.47%		05/17/13	4,000,000	4,000,000
		0.42%		07/16/13	1,000,000	1,000,000

BNP Paribas		0.59%		06/07/13	7,000,000	7,000,000
		0.44%		09/05/13	3,000,000	3,000,000
		0.40%		09/16/13	3,000,000	3,000,000

Branch Banking & Trust Co		0.17%		06/24/13	4,000,000	4,000,000

Chase Bank USA, NA		0.18%		05/22/13	1,000,000	1,000,000
		0.18%		05/28/13	11,000,000	11,000,000
		0.18%		05/29/13	1,000,000	1,000,000

Citibank, NA		0.43%		09/13/13	4,000,000	4,000,000

Commonwealth Bank of Australia		0.21%		06/07/13	10,000,000	10,000,000

Credit Agricole Corporate & Investment Bank		0.34%		05/07/13	3,000,000	3,000,000

Credit Suisse AG		0.33%		04/23/13	6,000,000	6,000,000

Deutsche Bank AG		0.45%		05/15/13	2,000,000	2,000,000
		0.46%		07/09/13	5,000,000	5,000,000
		0.44%		08/29/13	5,000,000	5,000,000
		0.73%		01/17/14	7,000,000	7,000,000

DNB Bank ASA		0.23%		06/11/13	4,000,000	4,000,000
		0.22%		06/19/13	6,000,000	6,000,000

ING Bank NV		0.32%		05/03/13	6,000,000	6,000,000
		0.47%		07/17/13	5,000,000	5,000,000
		0.40%		08/02/13	1,000,000	1,000,000

JPMorgan Chase Bank, NA		0.18%		06/12/13	6,000,000	6,000,000
		0.20%		07/29/13	6,000,000	6,000,000
		0.20%		08/02/13	2,000,000	2,000,000

Mitsubishi UFJ Trust & Banking Corp		0.41%		04/02/13	2,000,000	2,000,000
		0.26%		04/05/13	4,000,000	4,000,000
		0.31%		07/08/13	3,000,000	3,000,000
		0.33%		07/10/13	4,000,000	4,000,000

Mizuho Corporate Bank Ltd		0.26%		04/09/13	2,000,000	2,000,000
		0.24%		04/30/13	1,000,000	1,000,000
		0.25%		05/13/13	7,000,000	7,000,000
		0.23%		05/30/13	2,000,000	2,000,000

 3

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%		06/17/13	1,000,000	1,000,000
		0.24%		07/01/13	2,000,000	2,000,000

National Australia Bank Ltd		0.21%		04/17/13	2,000,000	2,000,000
		0.34%		06/17/13	7,000,000	7,000,000

Nordea Bank Finland PLC		0.21%		04/12/13	3,000,000	3,000,000

Rabobank Nederland		0.30%		05/14/13	5,000,000	5,000,000
		0.30%		06/04/13	7,000,000	7,000,000

Skandinaviska Enskilda Banken AB		0.37%		06/03/13	3,000,000	3,000,786
		0.34%		06/20/13	1,000,000	1,000,000
		0.34%		07/10/13	1,000,000	1,000,000

Societe Generale		0.30%		05/02/13	3,000,000	3,000,000
		0.68%		07/01/13	4,000,000	4,000,000

Sumitomo Mitsui Banking Corp		0.25%		04/01/13	2,000,000	2,000,000
		0.25%		04/04/13	1,000,000	1,000,000
		0.26%		04/05/13	1,000,000	1,000,000
		0.34%		05/06/13	3,000,000	3,000,000
		0.34%		05/08/13	3,000,000	3,000,000
		0.34%		05/13/13	1,000,000	1,000,000
		0.36%		10/22/13	6,000,000	6,000,000

Sumitomo Mitsui Trust Bank Ltd		0.27%		04/12/13	3,000,000	3,000,000
		0.24%		05/29/13	2,000,000	2,000,000

Svenska Handelsbanken AB		0.21%		05/22/13	5,000,000	5,000,000
		0.21%		05/29/13	4,000,000	4,000,000

Swedbank AB		0.35%		05/28/13	1,900,000	1,900,000

Toronto-Dominion Bank		0.15%		04/01/13	5,000,000	5,000,000
		0.20%		04/29/13	2,000,000	2,000,000
		0.20%		05/07/13	7,000,000	7,000,000

UBS AG		0.25%		06/06/13	5,000,000	5,000,000
		0.26%		06/19/13	1,000,000	1,000,000
		0.25%		06/27/13	4,000,000	4,000,000
		0.25%		06/28/13	1,000,000	1,000,000

Wells Fargo Bank, NA		0.17%		06/06/13	5,000,000	5,000,000
		0.17%		06/13/13	5,000,000	5,000,000

						303,900,786

Government Agency Debt 1.0%
Federal Home Loan Bank		0.06%		04/03/13	8,000,000	7,999,973

Other Instrument 3.0%
Australia & New Zealand Banking Group Ltd		0.15%		04/01/13	22,000,000	22,000,000
		0.16%		04/04/13	1,000,000	1,000,000

						23,000,000

Other Note 1.3%
Bank of America, NA		0.30%		04/18/13	10,000,000	10,000,000

Total Fixed-Rate Obligations
(Cost $517,813,557)						517,813,557

4

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 11.5% of net assets

Financial Company Commercial Paper 0.8%
JP Morgan Chase & Co		0.38%	04/22/13	01/22/14	6,000,000	6,000,000

Certificate of Deposit 5.3%
Canadian Imperial Bank of Commerce		0.37%		04/16/13	4,000,000	4,000,000
		0.28%	04/29/13	05/28/13	3,000,000	3,000,399
		0.29%	04/29/13	05/28/13	6,000,000	6,000,000

Sumitomo Mitsui Banking Corp		0.48%	04/01/13	04/12/13	3,000,000	3,000,000

Toronto-Dominion Bank		0.29%		04/22/13	16,000,000	16,000,000
		0.29%	04/29/13	05/28/13	1,000,000	1,000,000

Wells Fargo Bank, NA		0.16%	04/01/13	09/06/13	3,000,000	3,000,000

Westpac Banking Corp		0.45%	04/11/13	07/11/13	2,000,000	2,000,000
		0.44%	04/18/13	07/18/13	3,000,000	3,000,000

						41,000,399

Government Agency Debt 1.9%
Freddie Mac		0.26%	04/10/13	02/10/14	15,000,000	15,000,000

Variable Rate Demand Note 1.6%
California
RAN 2012-2013 Series A1	a,c	0.15%		04/01/13	975,000	975,000

New York City IDA
IDRB (Allway Tools) Series 1997	a	0.60%		04/04/13	80,000	80,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.35%		04/04/13	7,390,000	7,390,000

Texas
TRAN Series 2012	a,c	0.15%		04/01/13	4,000,000	4,000,000

						12,445,000

Other Note 1.9%
JPMorgan Chase Bank, NA		0.40%	04/22/13	04/21/14	10,000,000	10,000,000

Royal Bank of Canada		0.36%	04/04/13	04/04/14	5,000,000	5,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	36,930	36,930

						15,036,930

Total Variable-Rate Obligations
(Cost $89,482,329)						89,482,329

 5

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 21.9% of net assets

Government Agency Repurchase Agreement 19.4%
Barclays Capital, Inc
Issued 03/20/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $10,400,000, 2.27% - 4.50%, due 10/01/36 - 03/01/43)		0.13%		04/03/13	10,000,506	10,000,000
Issued 02/15/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $5,200,000, 2.55% - 5.00%, due 12/01/13 - 03/01/43)		0.16%		04/04/13	5,001,067	5,000,000

Credit Suisse Securities (USA), LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $2,389,295, 2.75%, due 08/15/42)		0.21%		04/01/13	2,338,288	2,338,233
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $51,001,287, 2.50% - 6.50%, due 01/20/28 - 08/20/42)		0.15%		04/04/13	50,001,458	50,000,000

Deutsche Bank Securities, Inc
Issued 01/08/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $4,167,055, 1.75% - 7.00%, due 05/25/31 - 01/20/43)		0.20%		04/01/13	4,001,844	4,000,000
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $46,800,000, 6.50% - 7.00%, due 07/25/42 - 10/25/42)		0.25%		04/01/13	45,001,250	45,000,000
Issued 01/09/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $6,240,829, 1.75% - 6.50%, due 05/25/31 - 10/20/42)		0.19%		04/02/13	6,002,628	6,000,000
Issued 01/14/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $1,040,833, 1.75% - 7.00%, due 05/25/31 - 01/20/43)		0.16%		04/04/13	1,000,356	1,000,000

Goldman Sachs & Co
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $29,400,001, 3.00%, due 09/15/42)		0.23%		04/01/13	28,000,716	28,000,000

						151,338,233

Other Repurchase Agreement* 2.5%
Credit Suisse Securities (USA), LLC
Issued 01/23/13, repurchase date 05/08/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,900,721, 0.00% - 7.50%, due 09/16/19 - 12/11/49)	d	0.72%		05/08/13	6,012,600	6,000,000
Issued 01/25/13, repurchase date 05/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,997, 0.30% - 8.85%, due 12/01/31 - 08/15/56)	d	0.71%		05/10/13	3,006,212	3,000,000
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,008, 0.00% - 7.58%, due 02/01/23 - 02/25/36)	d	0.71%		07/03/13	2,004,063	2,000,000

Goldman Sachs & Co
Issued 12/13/12, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $1,050,000, 3.50%, due 08/01/42)		0.46%		04/02/13	1,001,406	1,000,000

6

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/25/13, repurchase date 06/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,200,000, 4.21% - 11.50%, due 09/15/15 - 07/15/23)	d	0.68%		06/10/13	8,015,867	8,000,000

						20,000,000

Total Repurchase Agreements
(Cost $171,338,233)						171,338,233

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $778,634,119.

a	Credit-enhanced security or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $123,912,484 or 15.9% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $19,036,930 or 2.4% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by Government Agency securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange traded fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
RAN —	Revenue anticipation note
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 7

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47699MAR13

8

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

62.5%	Fixed-Rate Obligations	703,572,121	703,572,121
13.2%	Variable-Rate Obligations	148,423,737	148,423,737
23.9%	Repurchase Agreements	269,363,666	269,363,666

99.6%	Total Investments	1,121,359,524	1,121,359,524
0.4%	Other Assets and Liabilities, Net		4,033,873

100.0%	Net Assets		1,125,393,397

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 62.5% of net assets

Asset Backed Commercial Paper 13.3%
Alpine Securitization Corp	a,b,c	0.18%		04/09/13	3,000,000	2,999,880

Atlantis One Funding Corp	a,b,c	0.39%		04/01/13	7,000,000	7,000,000
	a,b,c	0.31%		05/14/13	1,000,000	999,630

CAFCO, LLC	a,b,c	0.38%		06/26/13	3,000,000	2,997,277
	a,b,c	0.46%		09/04/13	9,000,000	8,982,060

Cancara Asset Securitisation, LLC	a,b,c	0.19%		04/08/13	4,000,000	3,999,852
	a,b,c	0.24%		04/15/13	2,000,000	1,999,813
	a,b,c	0.24%		06/27/13	2,000,000	1,998,840

Chariot Funding, LLC	a,b,c	0.25%		05/01/13	12,000,000	11,997,500
	a,b,c	0.22%		06/20/13	2,000,000	1,999,022
	a,b,c	0.30%		07/11/13	5,000,000	4,995,792
	a,b,c	0.27%		08/28/13	4,000,000	3,995,530

Ciesco, LLC	a,b,c	0.50%		08/05/13	2,000,000	1,996,500
	a,b,c	0.46%		09/04/13	3,000,000	2,994,020

CRC Funding, LLC	a,b,c	0.29%		06/20/13	5,000,000	4,996,778
	a,b,c	0.50%		08/05/13	8,000,000	7,986,000

Crown Point Capital Company, LLC	a,b,c	0.35%		04/09/13	2,000,000	1,999,844
	a,b,c	0.31%		05/07/13	2,000,000	1,999,380
	a,b,c	0.32%		05/24/13	4,000,000	3,998,116

Fairway Finance Co, LLC	a,b,c	0.18%		04/26/13	3,000,000	2,999,625
	a,b,c	0.19%		06/19/13	5,000,000	4,997,915

Gotham Funding Corp	a,b,c	0.20%		05/10/13	4,000,000	3,999,133
	a,b,c	0.21%		06/10/13	4,000,000	3,998,367

 1

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Govco, LLC	a,b,c	0.37%		05/30/13	6,000,000	5,996,362
	a,b,c	0.29%		06/12/13	8,000,000	7,995,360
	a,b,c	0.29%		06/26/13	2,000,000	1,998,615

Jupiter Securitization Corp	a,b,c	0.32%		06/21/13	7,000,000	6,994,960

Market Street Funding Corp	a,b,c	0.20%		04/12/13	3,000,000	2,999,817
	a,b,c	0.18%		04/16/13	1,000,000	999,925
	a,b,c	0.19%		06/12/13	6,000,000	5,997,720

MetLife Short Term Funding, LLC	a,b,c	0.17%		04/24/13	3,000,000	2,999,674
	a,b,c	0.18%		06/10/13	5,000,000	4,998,250

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		05/08/13	7,000,000	6,998,561
	a,b,c	0.22%		05/13/13	1,000,000	999,743

Royal Park Investments Funding Corp (Kingdom of Belgium Govt Guarantee)	a,b,c	0.45%		04/11/13	2,000,000	1,999,750
	a,b,c	0.40%		05/03/13	3,000,000	2,998,933

						149,908,544

Financial Company Commercial Paper 7.2%
Abbey National North America, LLC	a	0.36%		05/16/13	5,000,000	4,997,750

BNZ International Funding Ltd	a	0.20%		05/07/13	2,000,000	1,999,600

Commonwealth Bank of Australia	c	0.18%		05/28/13	8,200,000	8,197,663
	c	0.18%		05/31/13	1,000,000	999,700
	c	0.19%		06/05/13	4,000,000	3,998,628

General Electric Capital Corp		0.24%		08/27/13	4,000,000	3,996,054

HSBC USA, Inc		0.23%		05/29/13	5,000,000	4,998,147

ING (U.S.) Funding, LLC	a	0.29%		05/02/13	7,000,000	6,998,282

JP Morgan Chase & Co		0.30%		04/22/13	7,000,000	6,998,775
		0.31%		10/01/13	7,000,000	6,988,969
		0.31%		10/10/13	2,000,000	1,996,693

Lloyds TSB Bank PLC		0.17%		04/24/13	2,000,000	1,999,783
		0.25%		06/14/13	2,000,000	1,998,972

Nationwide Building Society		0.32%		05/24/13	2,000,000	1,999,073
		0.30%		06/27/13	3,000,000	2,997,825

NRW.BANK		0.13%		04/04/13	1,000,000	999,989
		0.14%		04/04/13	15,000,000	14,999,831

Skandinaviska Enskilda Banken AB		0.35%		06/05/13	4,000,000	3,997,472

						81,163,206

Other Commercial Paper 0.9%
Catholic Health Initiatives
Taxable CP Notes Series A		0.18%		05/13/13	2,000,000	1,999,580

Reckitt Benckiser Treasury Services PLC	a,c	0.52%		07/02/13	2,500,000	2,496,678

Toyota Motor Credit Corp	a	0.21%		05/09/13	3,000,000	2,999,335
	a	0.20%		07/17/13	3,000,000	2,998,216

						10,493,809

2

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Certificate of Deposit 36.9%
Bank of Montreal		0.08%		04/04/13	13,000,000	13,000,000
		0.20%		06/24/13	6,000,000	6,000,000

Bank of Nova Scotia		0.22%		04/03/13	11,000,000	11,000,000
		0.18%		05/28/13	15,000,000	15,000,000
		0.19%		06/03/13	7,000,000	7,000,000

Bank of the West		0.30%		06/20/13	2,000,000	2,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.34%		06/24/13	4,000,000	4,000,000
		0.33%		07/09/13	7,000,000	7,000,000
		0.40%		10/18/13	12,000,000	12,000,000

Barclays Bank PLC		0.40%		05/02/13	2,000,000	2,000,000
		0.25%		05/07/13	3,000,000	3,000,000
		0.40%		05/09/13	8,000,000	8,000,000
		0.45%		05/28/13	1,000,000	1,000,000
		0.38%		09/23/13	3,000,000	3,000,000
		0.38%		09/25/13	2,000,000	2,000,000

BNP Paribas		0.60%		06/04/13	6,000,000	6,000,000
		0.59%		06/07/13	3,000,000	3,000,000
		0.59%		06/10/13	2,000,000	2,000,000
		0.44%		08/27/13	10,000,000	10,000,000

Branch Banking & Trust Co		0.17%		06/24/13	6,000,000	6,000,000

Chase Bank USA, NA		0.18%		05/22/13	13,000,000	13,000,000

Citibank, NA		0.29%		06/21/13	4,000,000	4,000,000
		0.43%		09/13/13	3,000,000	3,000,000

Commonwealth Bank of Australia		0.19%		05/01/13	4,000,000	4,000,000
		0.21%		06/07/13	11,000,000	11,000,000

Credit Agricole Corporate & Investment Bank		0.34%		05/07/13	5,000,000	5,000,000

Credit Suisse AG		0.29%		07/29/13	13,000,000	13,000,000

Deutsche Bank AG		0.45%		05/14/13	2,000,000	2,000,000
		0.45%		05/15/13	5,000,000	5,000,000
		0.28%		06/06/13	1,000,000	1,000,000
		0.46%		07/09/13	9,000,000	9,000,000
		0.41%		08/21/13	6,000,000	6,000,000
		0.73%		01/17/14	10,000,000	10,000,000

DNB Bank ASA		0.30%		05/13/13	3,000,000	3,000,000
		0.23%		06/11/13	5,000,000	5,000,000
		0.22%		06/19/13	4,000,000	4,000,000
		0.25%		07/01/13	3,000,000	3,000,000

ING Bank NV		0.32%		05/03/13	6,000,000	6,000,000
		0.30%		05/14/13	1,000,000	1,000,000
		0.47%		07/17/13	6,000,000	6,000,000
		0.40%		08/05/13	2,000,000	2,000,000

JPMorgan Chase Bank, NA		0.18%		06/14/13	4,000,000	4,000,000

Lloyds TSB Bank PLC		0.26%		04/08/13	2,000,000	2,000,000
		0.26%		04/17/13	6,000,000	6,000,000

Mitsubishi UFJ Trust & Banking Corp		0.26%		04/05/13	7,000,000	7,000,000

 3

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.34%		06/19/13	11,000,000	11,000,000

Mizuho Corporate Bank Ltd		0.25%		05/17/13	2,000,000	2,000,000
		0.23%		05/30/13	5,000,000	5,000,000
		0.24%		06/11/13	4,000,000	4,000,000
		0.24%		07/01/13	3,000,000	3,000,000

National Australia Bank Ltd		0.38%		05/30/13	12,000,000	12,000,000

Rabobank Nederland		0.31%		05/07/13	1,000,000	1,000,000
		0.30%		06/04/13	4,000,000	4,000,000

Skandinaviska Enskilda Banken AB		0.37%		06/03/13	5,000,000	5,001,310

Societe Generale		0.30%		05/02/13	4,000,000	4,000,000
		0.29%		05/13/13	1,000,000	1,000,000
		0.68%		07/01/13	6,000,000	6,000,000

Sumitomo Mitsui Banking Corp		0.26%		04/05/13	1,000,000	1,000,000
		0.35%		04/17/13	1,000,000	1,000,000
		0.34%		05/08/13	3,000,000	3,000,000
		0.34%		05/20/13	1,000,000	1,000,000
		0.34%		05/21/13	1,000,000	1,000,000
		0.31%		07/08/13	5,000,000	5,000,000
		0.36%		10/22/13	9,000,000	9,000,000

Sumitomo Mitsui Trust Bank Ltd		0.26%		04/09/13	8,000,000	8,000,000
		0.25%		04/16/13	2,000,000	2,000,000
		0.25%		05/23/13	2,000,000	2,000,000
		0.24%		06/25/13	4,000,000	4,000,000
		0.23%		07/02/13	5,000,000	5,000,000

Svenska Handelsbanken AB		0.21%		05/08/13	9,000,000	9,000,000
		0.21%		05/22/13	3,000,000	3,000,000

Swedbank AB		0.34%		06/20/13	3,000,000	3,000,000

Toronto-Dominion Bank		0.15%		04/01/13	10,000,000	10,000,000
		0.19%		05/07/13	9,000,000	9,000,000
		0.40%		08/27/13	6,000,000	6,000,000

UBS AG		0.25%		06/06/13	5,000,000	5,000,000
		0.26%		06/19/13	2,000,000	2,000,000
		0.25%		06/20/13	9,000,000	9,000,000
		0.25%		06/26/13	1,000,000	1,000,000

						415,001,310

Government Agency Debt 0.8%
Federal Home Loan Bank		0.06%		04/03/13	7,000,000	6,999,977
		0.11%		05/08/13	2,000,000	1,999,774

						8,999,751

Other Instrument 2.0%
Australia & New Zealand Banking Group Ltd		0.16%		04/04/13	22,000,000	22,000,000

Other Note 1.4%
Bank of America, NA		0.30%		04/25/13	7,000,000	7,000,000
		0.30%		04/29/13	8,000,000	8,000,000

4

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse AG		5.00%		05/15/13	1,000,000	1,005,501

						16,005,501

Total Fixed-Rate Obligations
(Cost $703,572,121)						703,572,121

Variable-Rate Obligations 13.2% of net assets

Certificate of Deposit 6.9%
Canadian Imperial Bank of Commerce		0.37%		04/16/13	8,000,000	8,000,000
		0.28%	04/29/13	05/28/13	5,000,000	5,000,666

Sumitomo Mitsui Banking Corp		0.48%	04/01/13	04/12/13	4,000,000	4,000,000

Toronto-Dominion Bank		0.29%		04/19/13	2,000,000	2,000,000
		0.29%		04/22/13	20,000,000	20,000,000
		0.29%	04/29/13	05/29/13	2,000,000	2,000,000

Wells Fargo Bank, NA		0.16%	04/01/13	09/06/13	17,000,000	17,000,000

Westpac Banking Corp		0.45%	04/11/13	07/11/13	4,000,000	4,000,000
		0.44%	04/18/13	07/18/13	12,000,000	12,000,000
		0.32%	04/01/13	04/25/14	3,000,000	3,000,000

						77,000,666

Government Agency Debt 2.2%
Freddie Mac		0.26%	04/10/13	02/10/14	25,000,000	25,000,000

Variable Rate Demand Note 0.7%
California
RAN 2012-2013 Series A1	a,c	0.15%		04/01/13	1,955,000	1,955,000

Eagle Cnty, CO
Housing Facilities RB (BC Housing) Series 1997B	a	0.21%		04/04/13	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.51%		04/04/13	2,005,000	2,005,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.23%		04/04/13	1,000,000	1,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.23%		04/04/13	1,840,000	1,840,000

						8,300,000

Other Note 3.4%
JPMorgan Chase Bank, NA		0.40%	04/22/13	04/21/14	38,000,000	38,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	123,071	123,071

						38,123,071

Total Variable-Rate Obligations
(Cost $148,423,737)						148,423,737

 5

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 23.9% of net assets

Government Agency Repurchase Agreement 21.5%
BNP Paribas Securities Corp
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $9,450,001, 0.45% - 6.00%, due 01/25/22 - 10/25/42)		0.23%		04/01/13	9,000,230	9,000,000
Issued 03/19/13, repurchase date 04/09/13 (Collateralized by U.S. Government Agency Securities valued at $16,800,000, 0.60% - 4.00%, due 11/25/28 - 11/25/39)		0.14%		04/04/13	16,000,996	16,000,000

Credit Suisse Securities (USA), LLC
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Treasury Securities valued at $16,691,326, 0.00%, due 06/27/13)		0.21%		04/01/13	16,364,048	16,363,666
Issued 03/26/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $35,703,492, 3.50% - 4.50%, due 09/20/40 - 08/20/42)		0.13%		04/02/13	35,000,885	35,000,000
Issued 03/28/13, repurchase date 04/04/13 (Collateralized by U.S. Government Agency Securities valued at $51,001,395, 2.40% - 6.50%, due 03/15/25 - 01/15/48)		0.15%		04/04/13	50,001,458	50,000,000

Deutsche Bank Securities, Inc
Issued 01/08/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $6,225,103, 0.70% - 7.00%, due 05/01/24 - 03/25/43)		0.20%		04/01/13	6,002,767	6,000,000
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $65,520,000, 2.00% - 3.00%, due 07/25/42 - 04/25/43)		0.25%		04/01/13	63,001,750	63,000,000
Issued 01/09/13, repurchase date 04/02/13 (Collateralized by U.S. Government Agency Securities valued at $7,302,759, 1.75% - 6.50%, due 05/25/31 - 01/20/43)		0.19%		04/02/13	7,003,066	7,000,000
Issued 03/19/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $11,440,001, 2.00% - 5.50%, due 11/01/35 - 01/20/43)		0.14%		04/03/13	11,000,642	11,000,000
Issued 03/04/13, repurchase date 04/03/13 (Collateralized by U.S. Government Agency Securities valued at $10,400,001, 1.75% - 7.00%, due 05/25/31 - 01/20/43)		0.16%		04/03/13	10,001,333	10,000,000
Issued 01/14/13, repurchase date 04/15/13 (Collateralized by U.S. Government Agency Securities valued at $1,040,833, 1.75% - 7.00%, due 05/25/31 - 01/20/43)		0.16%		04/04/13	1,000,356	1,000,000

Goldman Sachs & Co
Issued 03/25/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $7,350,000, 4.00%, due 08/01/42)		0.15%		04/01/13	7,000,204	7,000,000
Issued 03/28/13, repurchase date 04/01/13 (Collateralized by U.S. Government Agency Securities valued at $6,300,000, 4.00% - 5.03%, due 02/01/17 - 06/01/25)		0.23%		04/01/13	6,000,153	6,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/06/13, repurchase date 06/03/13 (Collateralized by U.S. Government Agency Securities valued at $5,150,001, 2.00%, due 02/25/40)		0.18%		04/04/13	5,000,725	5,000,000

						242,363,666

6

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Repurchase Agreement* 2.4%
Credit Suisse Securities (USA), LLC
Issued 01/25/13, repurchase date 05/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,800,003, 0.31% - 53.97%, due 01/15/19 - 09/12/49)	d	0.71%		05/10/13	12,024,850	12,000,000
Issued 03/22/13, repurchase date 07/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,011, 0.50% - 7.58%, due 06/15/30 - 01/25/47)	d	0.71%		07/03/13	4,008,126	4,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/25/13, repurchase date 06/10/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,000, 4.63% - 11.50%, due 03/15/18 - 07/15/23)	d	0.68%		06/10/13	11,021,817	11,000,000

						27,000,000

Total Repurchase Agreements
(Cost $269,363,666)						269,363,666

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $1,121,359,524.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $167,556,213 or 14.9% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $27,123,071 or 2.4% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by Government Agency securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange traded fund
RAN —	Revenue anticipation note
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

 7

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47700MAR13

8

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: May 21, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: May 21, 2013

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: May 21, 2013